UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4852

Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services, 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		614-470-8000

Date of fiscal year end:	10/31/09

Date of reporting period:	01/31/09

Item 1. Schedule of Investments.

The Victory Portfolios	Schedule of Portfolio Investments
Balanced Fund	January 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (4.1%)
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A2, 5.00%, 10/10/45	$130	$125
Bear Stearns Commercial Mortgage Securities
Series 2001-T0P4, Class A3
5.61%, 11/15/33	175	170
Series 2003-T10, Class A2
4.74%, 3/13/40	90	83
Chase Mortgage Finance Corp.
Series 2005-A1, Class M
5.31% (a), 12/25/35	311	162
Series 2005-A2, Class M
5.44% (a), 1/25/36	213	69
Series 2007-A1, Class 1B2
4.57% (a), 2/25/37 (b)	97	13
Series 2007-A1, Class 1M
4.57% (a), 2/25/37	174	72
Series 2007-A1, Class 2B1
5.80% (a), 3/25/37 (b)	144	6
Series 2007-A2, Class 1B1
4.73% (a), 7/25/37 (b)	102	23
Series 2007-S1, Class AM
6.08%, 2/25/37	84	16
Series 2007-S1, Class B1
6.08%, 2/25/37	61	11
ChaseFlex Trust, Series 2005-2, Class 4A3, 6.00% (a), 5/25/20	127	100
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.72% (a), 3/15/49	95	47
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89% (a), 11/15/44	215	153
Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-42, Class A5, 7.50%, 2/25/42	156	165
First Horizon Alternative Mortgage Securities, Series 2006-FA6, Class B1, 6.22% (a), 11/25/36	220	14
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5, 5.28% (a), 8/10/38	175	152
GSR Mortgage Loan Trust
Series 2006-6F, Class M1
6.29% (a), 7/25/36	287	118
Series 2006-8F, Class B1
6.45% (a), 9/25/36	244	61
JPMorgan Mortgage Trust
Series 2005-A1, Class IB1
4.91% (a), 2/25/35	261	137
Series 2005-A2, Class B1
4.83% (a), 4/25/35	314	181
Series 2005-A3, Class 1B1
4.99%, 6/25/35	301	111
Series 2005-A4, Class B1
5.19% (a), 7/25/35	206	119
Series 2005-A6, Class 1B1
5.17% (a), 9/25/35	245	131
Series 2005-A8, Class B1
5.17% (a), 11/25/35	341	188
Series 2006-A1, Class B1
5.40% (a), 2/25/36	238	50
Series 2006-A2, Class IB1
5.68% (a), 4/25/36	357	110
Series 2006-A5, Class B1
5.90% (a), 8/25/36	99	29
Series 2006-S4, Class B1
6.40% (a), 1/25/37	121	23
Series 2006-S4, Class B2
6.40% (a), 1/25/37	149	22

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Series 2007-A1, Class B1
4.81% (a), 7/25/35	$139	$51
Series 2007-A2, Class B2
5.84% (a), 4/25/37 (b)	148	13
Series 2007-A2, Class B3
5.84% (a), 4/25/37 (b)	100	6
Series 2007-A4, Class B1
5.74% (a), 6/25/37 (b)	219	39
Series 2007-A4, Class B2
5.74% (a), 6/25/37 (b)	100	8
Merrill Lynch Mortagage Trust, Series 2005-LC1, Class A4, 5.29% (a), 1/12/44	260	216
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.65% (a), 6/13/42	210	155
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class CB2, 4.65% (a), 8/25/34 (b)	88	9
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class B1, 4.45% (a), 4/25/34	126	37
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A2, 5.68% (a), 5/15/43	80	72

Total Collateralized Mortgage Obligations (Cost $7,057)		3,267

Commercial Paper (4.2%)
General Electrical Co., 0.25% (c), 2/2/09	3,379	3,379

Total Commercial Paper (Cost $3,380)		3,379

Common Stocks (57.8%)
Aerospace/Defense (2.2%):
Boeing Co.	40,979	1,734

Agricultural Operations (0.5%):
Archer-Daniels-Midland Co.	14,200	389

Aluminum (0.5%):
Alcoa, Inc.	54,100	421

Banks (2.3%):
JPMorgan Chase & Co.	25,830	659
PNC Financial Services Group, Inc.	13,100	426
U.S. Bancorp (d)	32,100	476
Wells Fargo & Co.	15,063	285
		1,846
Beverages (3.9%):
Diageo PLC, ADR	23,000	1,250
PepsiCo, Inc.	37,882	1,903
		3,153
Biotechnology (2.4%):
Amgen, Inc. (e)	14,600	801
Genentech, Inc. (e)	13,981	1,136
		1,937
Brokerage Services (1.7%):
Charles Schwab Corp.	99,444	1,352

Computers & Peripherals (1.8%):
Apple Computer, Inc. (e)	5,000	451
EMC Corp. (e)	87,800	969
		1,420
Cosmetics & Toiletries (1.8%):
Estee Lauder Cos., Class A	22,690	595
Procter & Gamble Co.	15,388	839
		1,434

See notes to schedules of investments.

Security Description	Shares	Value
Electronics (0.3%):
General Electric Co.	22,553	$274

Financial Services (0.3%):
Goldman Sachs Group, Inc.	2,700	218

Health Care (1.1%):
Alcon, Inc.	10,400	891

Home Builders (0.7%):
Toll Brothers, Inc. (e)	32,386	551

Internet Business Services (0.3%):
Google, Inc., Class A (e)	800	271

Internet Service Provider (0.6%):
Yahoo!, Inc. (e)	44,147	518

Investment Companies (0.9%):
Invesco Ltd.	59,644	703

Media (0.5%):
News Corp., Class A	57,800	369

Mining (2.8%):
Barrick Gold Corp.	36,089	1,353
Newmont Mining Corp.	21,600	859
		2,212
Oil & Gas Exploration-Production & Services (0.9%):
Anadarko Petroleum Corp. (d)	18,465	678

Oil Companies-Integrated (0.7%):
Exxon Mobil Corp.	3,100	237
Hess Corp.	6,457	359
		596
Oilfield Services & Equipment (3.6%):
Halliburton Co.	75,736	1,306
Schlumberger Ltd.	37,698	1,539
		2,845
Paint, Varnishes & Enamels (0.3%):
Sherwin-Williams Co. (The)	5,800	277

Pharmaceuticals (4.4%):
Johnson & Johnson	37,500	2,164
Merck & Co., Inc.	35,900	1,025
Teva Pharmaceutical Industries Ltd., Sponsored ADR	8,500	352
		3,541
Radio & Television (0.8%):
Comcast Corp., Class A	41,600	609

Restaurants (2.7%):
McDonald’s Corp.	37,799	2,193

Retail (1.8%):
Target Corp.	45,000	1,404

Retail-Discount (2.2%):
Wal-Mart Stores, Inc.	38,100	1,795

Retail-Drug Stores (2.1%):
CVS Caremark Corp.	62,328	1,675

Retail-Specialty Stores (3.0%):
Bed Bath & Beyond, Inc. (e)	14,425	335
Lowe’s Cos., Inc.	114,793	2,097
		2,432
Semiconductors (3.5%):
Intel Corp.	133,714	1,725
Maxim Integrated Products, Inc.	5,540	73
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	137,733	1,039
		2,837

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Software & Computer Services (3.8%):
Microsoft Corp.	96,600	$1,652
Oracle Corp. (e)	83,600	1,407
		3,059
Transportation Services (1.8%):
United Parcel Service, Inc., Class B	33,035	1,404

Utilities-Electric (1.6%):
Exelon Corp.	18,272	991
Public Service Enterprise Group, Inc.	7,988	252
		1,243
Total Common Stocks (Cost $56,676)		46,281

Corporate Bonds (13.9%)
Aerospace/Defense (0.0%):
General Dynamics Corp., 4.50%, 8/15/10	$19	20

Airlines (0.3%):
Delta Air Lines, Inc., Series 02G2, 6.42%, 7/2/12	270	213

Automotive (0.1%):
DaimlerChrysler North America Holding Corp.
7.30%, 1/15/12	27	26
8.50%, 1/18/31	22	20
		46
Banks (0.5%):
Bank of America Corp.
6.25%, 4/15/12	60	60
5.63%, 10/14/16	60	54
Fifth Third Bancorp, 4.50%, 6/1/18	73	52
Greenpoint Bank, 9.25%, 10/1/10	55	53
Inter-American Development Bank, 4.50%, 9/15/14	70	75
International Bank Recon & Development, 7.63%, 1/19/23	15	20
Mellon Funding Corp., 6.38%, 2/15/10	85	87
Wells Fargo Co., 5.13%, 9/15/16	50	45
		446
Beverages (0.7%):
Anheuser-Busch InBev NV, 8.20%, 1/15/39 (f)	500	504
Coca-Cola Enterprises, Inc.
8.50%, 2/1/12	37	41
8.50%, 2/1/22	25	29
		574
Chemicals (0.1%):
Dow Chemical Co., 6.00%, 10/1/12	20	19
E.I. du Pont de Nemours & Co., 4.88%, 4/30/14 (d)	30	31
Eastman Chemical, 7.60%, 2/1/27	11	9
		59
Computers & Peripherals (0.1%):
International Business Machines Corp., 6.50%, 1/15/28	50	52

Cosmetics & Toiletries (0.1%):
Kimberly-Clark Corp.
5.00%, 8/15/13	40	41
6.25%, 7/15/18	25	27
Procter & Gamble Co., 4.95%, 8/15/14	20	21
		89

See notes to schedules of investments.

	Principal
Security Description	Amount	Value
Electric Integrated (0.7%):
Cleveland Electric Illuminating Co., 8.88%, 11/15/18	$280	$320
Dominion Resources, Inc., Series C, 5.15%, 7/15/15 (d)	30	28
MidAmerican Energy Holdings, 6.50%, 9/15/37	45	44
PPL Electric Utilities, 6.25%, 8/15/09	110	111
Southern California Edison Co., 5.63%, 2/1/36	28	28
		531
Financial Services (1.2%):
American General Finance, 3.88%, 10/1/09, MTN	13	11
Boeing Capital Corp., 5.80%, 1/15/13 (d)	18	18
Caterpillar Financial Service Corp.
4.50%, 6/15/09	30	30
4.60%, 1/15/14, MTN	15	14
CIT Group, Inc., 7.75%, 4/2/12	55	46
Citigroup, Inc.
6.50%, 8/19/13	295	282
5.00%, 9/15/14	5	4
Credit Suisse First Boston USA, Inc., 6.50%, 1/15/12	95	98
General Electric Capital Corp., Series A
4.25%, 9/13/10, MTN (d)	40	40
6.15%, 8/7/37, MTN	40	33
Goldman Sachs Group, Inc.
6.88%, 1/15/11	36	36
5.75%, 10/1/16 (d)	70	63
HSBC Finance Corp., 6.75%, 5/15/11	52	53
Reckson Operating Partnership LP, 7.75%, 3/15/09	135	131
SLM Corp., Series A, 5.63%, 1/25/25, Callable 1/25/10 @ 100, MTN	115	51
Toyota Motor Credit Corp., 4.25%, 3/15/10	30	30
Unilever Capital Corp., 5.90%, 11/15/32	18	18
		958
Food Distributors, Supermarkets & Wholesalers (0.1%):
Kroger Co., 7.50%, 4/1/31	17	18
Macy’s Retail Holdings, Inc., 6.30%, 4/1/09	70	70
Safeway, Inc., 7.50%, 9/15/09	32	33
		121
Forest Products & Paper (0.3%):
Weyerhaeuser Co., 7.38%, 3/15/32	392	274

Health Care (0.2%):
Humana, Inc., 7.20%, 6/15/18 (d)	155	130
UnitedHealth Group, Inc., 4.88%, 3/15/15	40	37
WellPoint, Inc.
6.80%, 8/1/12	20	20
5.95%, 12/15/34	25	18
		205
Insurance (0.1%):
Cigna Corp., 7.00%, 1/15/11	10	10
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	36	31
MetLife, Inc., 5.38%, 12/15/12	30	30
Prudential Financial, Inc.
5.10%, 12/14/11, MTN	20	19
5.10%, 9/20/14, MTN	30	25
		115
Media (0.1%):
News America, Inc., 6.20%, 12/15/34	24	22
Time Warner, Inc., 6.88%, 5/1/12	30	30
		52

See notes to schedules of investments.

Security Description	Principal Amount	Value
Medical Supplies (0.1%):
Baxter International, Inc., 4.63%, 3/15/15	$35	$35
Cardinal Health, Inc.
6.75%, 2/15/11	30	30
5.85%, 12/15/17	30	27
		92
Metal Fabrication (0.1%):
Timken Co., 5.75%, 2/15/10	105	104

Office Furnishing (0.2%):
Steelcase, Inc., 6.50%, 8/15/11	150	148

Oil & Gas-Exploration & Production (1.4%):
Atmos Energy Corp., 4.00%, 10/15/09	85	84
Cameron International Corp., 6.38%, 7/15/18	95	81
Kinder Morgan Energy Partners LP, 7.50%, 11/1/10	165	171
Merey Sweeny LP, 8.85%, 12/18/19 (f)	207	178
Nabors Industries, Inc., 6.15%, 2/15/18	200	162
Western Oil Sands, Inc., 8.38%, 5/1/12	475	485
		1,161
Oil Companies-Integrated (1.0%):
ConocoPhillips Co.
8.75%, 5/25/10	36	38
5.75%, 2/1/19 (b)	190	188
Hess Corp.
6.65%, 8/15/11	130	132
7.00%, 2/15/14 (b)	55	55
Petro-Canada, 6.80%, 5/15/38	295	214
Suncor Energy, Inc., 6.10%, 6/1/18	170	147
		774
Oilfield Services & Equipment (0.4%):
Nabors Industries, Inc., 9.25%, 1/15/19 (d)(f)	95	92
Weatherford International Ltd., 9.88%, 3/1/39	205	198
		290
Pharmaceuticals (0.1%):
Wyeth
6.95%, 3/15/11	30	32
6.50%, 2/1/34	40	43
		75
Pipelines (2.3%):
El Paso Corp., 6.75%, 5/15/09 (d)	180	179
Enbridge Energy Partners LP
5.35%, 12/15/14	145	131
9.88%, 3/1/19	135	142
Energy Transfer Partners LP, 9.70%, 3/15/19	175	188
Enterprise Products Operating LP, 7.50%, 2/1/11	55	56
NGPL PipeCo LLC, 7.77%, 12/15/37 (f)	270	236
NuStar Logistics LP, 7.65%, 4/15/18	480	396
Plains All American Pipeline LP, Series WI, 6.50%, 5/1/18	310	260
Teppco Partners LP, 6.13%, 2/1/13	165	146
TransCanada PipeLines Ltd., 7.13%, 1/15/19 (b)(d)	115	122
		1,856
Radio & Television (0.6%):
British Sky Broadcasting PLC, 8.20%, 7/15/09	150	153
Comcast Corp.
4.95%, 6/15/16	55	51
6.45%, 3/15/37	50	48
Cox Communications, Inc.
7.88%, 8/15/09	185	184
7.13%, 10/1/12	40	39
		475

See notes to schedules of investments.

Security Description	Principal Amount	Value
Railroads (0.1%):
Burlington Northern Santa Fe, Inc.
7.13%, 12/15/10	$20	$21
5.75%, 3/15/18	25	24
		45
Restaurants (0.3%):
Darden Restaurants, Inc., 6.80%, 10/15/37	375	259

Retail-Discount (0.1%):
Target Corp., 5.88%, 3/1/12	33	35
Wal-Mart Stores, Inc., 4.13%, 2/15/11	31	32
		67
Retail-Specialty Stores (0.6%):
Staples, Inc., 9.75%, 1/15/14 (b)	465	494

Software & Computer Services (0.1%):
Oracle Corp., 5.75%, 4/15/18	40	42

Telecommunications-Cellular (0.5%):
AT&T, Inc.
5.80%, 2/15/19 (b)	145	145
6.55%, 2/15/39 (b)	140	138
New Cingular Wireless Services, 8.13%, 5/1/12	23	25
Vodafone Group PLC
5.63%, 2/27/17	35	34
6.15%, 2/27/37	35	34
		376
Telecommunications-Equipment (0.0%):
Motorola, Inc., 7.63%, 11/15/10	17	16

Tobacco (1.0%):
Altria Group, Inc., 9.95%, 11/10/38	370	396
Philip Morris International, Inc.
6.88%, 3/17/14	270	296
5.65%, 5/16/18	95	95
		787
Utilities-Electric (0.2%):
Dominion Resources, Inc.
Series A
5.60%, 11/15/16	50	48
Series B
6.25%, 6/30/12	15	15
Pacific Gas & Electric Co.
4.80%, 3/1/14	36	36
6.05%, 3/1/34 (d)	28	29
Progress Energy, Inc., 6.85%, 4/15/12	37	38
		166
Utilities-Telecommunications (0.2%):
AT&T, Inc., 5.10%, 9/15/14	20	20
British Telecom PLC, 8.63%, 12/15/10	110	115
		135
Total Corporate Bonds (Cost $11,592)		11,117

Municipal Bonds (0.4%)
Florida (0.2%):
Volusia County Sales Tax Revenue, 5.00%, 10/1/18, FSA	130	144

See notes to schedules of investments.

Security Description	Principal Amount	Value
Illinois (0.1%):
State Taxable Pension, GO, 5.10%, 6/1/33	$70	$62

Ohio (0.1%):
Columbus Sewer Revenue, 4.25%, 6/1/30, Callable 12/1/17 @ 100	110	97

Total Municipal Bonds (Cost $321)		303

U.S. Government Mortgage Backed Agencies (9.4%)
Federal Home Loan Mortgage Corp.
5.00%, 6/1/33 – 6/1/34	739	753
5.50%, 10/1/36 – 6/1/37	461	472
6.00%, 9/1/21	160	166
6.50%, 5/1/26 – 11/1/34	329	346
7.00%, 7/1/29 – 4/1/32	49	51
8.00%, 6/1/30	9	10
Federal National Mortgage Assoc.
4.50%, 1/1/35	301	305
5.00%, 11/1/33 – 2/1/38	1,554	1,587
5.50%, 2/1/22 – 3/1/37	2,586	2,654
6.00%, 10/1/29 – 2/1/38	509	528
6.50%, 3/1/29 – 9/1/37	457	479
7.00%, 12/1/27 – 4/1/37	4	5
7.50%, 11/1/29	25	27
8.00%, 11/1/19 – 3/1/30	92	98
8.50%, 11/1/17	5	5
10.00%, 11/1/13	11	13
10.50%, 11/1/13	15	18
11.00%, 11/1/13	18	20

Total U.S. Government Mortgage Backed Agencies (Cost $7,250)		7,537

U.S. Treasury Obligations (8.9%)
U.S. Treasury Notes
3.88%, 5/15/09 (d)	2,961	2,991
4.25%, 1/15/11 (d)	1,650	1,762
4.63%, 7/31/12 (d)	1,506	1,667
3.75%, 11/15/18 (d)	714	769

Total U.S. Treasury Obligations (Cost $7,171)		7,189

Short-Term Securities Held as Collateral for Securities Lending (11.5%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	9,212	9,185

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $9,212)		9,185

Total Investments (Cost $102,659) — 110.2%		88,258

Liabilities in excess of other assets — (10.2)%		(8,157)

NET ASSETS — 100.0%		$80,101

(a)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/09.

(b)	Securities valued at fair value using methods approved by the Board of Trustees and representing 1.57% of net assets as of 1/31/09.

(c)	Rate represents the effective yield at purchase.

(d)	A portion or all of the security was held on loan.

(e)	Non-income producing security.

(f)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

ADR	American Depositary Receipt

See notes to schedules of investments.

FSA	Insured by Federal Security Assurance
GO	General Obligation
LLC	Limited Liability Co.
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Core Bond Fund	January 31, 2009
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (9.7%)
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A2, 5.00%, 10/10/45	$465	$446
Bear Stearns Commercial Mortgage Securities
Series 2001-T0P4, Class A3
5.61%, 11/15/33	690	669
Series 2003-T10, Class A2
4.74%, 3/13/40	360	330
Chase Mortgage Finance Corp.
Series 2005-A1, Class M
5.31% (a), 12/25/35	855	446
Series 2005-A2, Class M
5.44% (a), 1/25/36 (b)	959	311
Series 2007-A1, Class 1B2
4.57% (a), 2/25/37 (b)	305	40
Series 2007-A1, Class 1M
4.57% (a), 2/25/37 (b)	684	283
Series 2007-A1, Class 2B1
5.80% (a), 3/25/37 (b)	551	24
Series 2007-A2, Class 1B1
4.73% (a), 7/25/37 (b)	329	74
Series 2007-A2, Class 1M
4.73% (a), 7/25/37 (b)	97	24
Series 2007-A2, Class 2M
4.73% (a), 7/25/37 (b)	102	16
Series 2007-S1, Class AM
6.08%, 2/25/37	346	64
Series 2007-S1, Class B1
6.08%, 2/25/37	254	48
ChaseFlex Trust, Series 2005-2, Class 4A3, 6.00% (a), 5/25/20	454	359
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.72% (a), 3/15/49	385	192
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89% (a), 11/15/44	765	543
Fannie Mae Whole Loan, Series 2002-W7, Class A5, 7.50%, 2/25/29	474	503
Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-42, Class A5, 7.50%, 2/25/42	294	310
First Horizon Alternative Mortgage Securities, Series 2006-FA6, Class B1, 6.22% (a), 11/25/36	931	60
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5, 5.28% (a), 8/10/38	630	548
GSR Mortgage Loan Trust
Series 2006-2F, Class B2
5.86% (a), 2/25/36	550	138
Series 2006-6F, Class M1
6.29% (a), 7/25/36	245	101
Series 2006-8F, Class B1
6.45% (a), 9/25/36	785	197
Series 2006-9F, Class M1
6.43% (a), 10/25/36	389	208
JPMorgan Mortgage Trust
Series 2005-A1, Class IB1
4.91% (a), 2/25/35	987	518
Series 2005-A2, Class B1
4.83% (a), 4/25/35	1,245	717
Series 2005-A3, Class 1B1
4.99%, 6/25/35	755	279
Series 2005-A4, Class B1
5.19% (a), 7/25/35	769	443
Series 2005-A5, Class IB1
5.13% (a), 8/25/35	448	204
Series 2005-A6, Class 1B1
5.17% (a), 9/25/35	1,040	554
Series 2005-A8, Class B1
5.17% (a), 11/25/35	1,362	751

See notes to schedules of investments.

Security Description	Principal Amount	Value
Series 2006-A1, Class B1
5.40% (a), 2/25/36	$499	$105
Series 2006-A2, Class IB1
5.68% (a), 4/25/36	1,399	432
Series 2006-A5, Class B1
5.90% (a), 8/25/36	741	219
Series 2006-S4, Class B1
6.40% (a), 1/25/37	478	93
Series 2006-S4, Class B2
6.40% (a), 1/25/37	631	92
Series 2007-A1, Class B1
4.81% (a), 7/25/35	579	212
Series 2007-A2, Class B2
5.84% (a), 4/25/37 (b)	550	47
Series 2007-A2, Class B3
5.84% (a), 4/25/37 (b)	245	14
Series 2007-A4, Class B1
5.74% (a), 6/25/37 (b)	807	143
Series 2007-A4, Class B2
5.74% (a), 6/25/37 (b)	289	23
Series 2007-A4, Class B3
5.74% (a), 6/25/37 (b)	239	13
Merrill Lynch Mortagage Trust, Series 2005-LC1, Class A4, 5.29% (a), 1/12/44	950	790
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.65% (a), 6/13/42	835	615
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class CB2, 4.65% (a), 8/25/34 (b)	328	33
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class B1, 4.45% (a), 4/25/34	366	109
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A2, 5.68% (a), 5/15/43	275	248

Total Collateralized Mortgage Obligations (Cost $27,109)		12,588

Commercial Paper (2.0%)
General Electrical Co., 0.25% (c), 2/2/09	2,512	2,512

Total Commercial Paper (Cost $2,512)		2,512

Corporate Bonds (37.6%)
Airlines (0.6%):
Delta Air Lines, Inc., Series 02G2, 6.42%, 7/2/12	1,015	802
		802
Automotive (0.2%):
DaimlerChrysler North America Holding Corp.
7.30%, 1/15/12	138	135
8.50%, 1/18/31	80	72
		207
Banks (2.3%):
Bank of America Corp.
6.25%, 4/15/12	315	316
5.63%, 10/14/16	405	363
European Investment Bank
4.63%, 3/21/12	235	252
4.63%, 5/15/14	493	528
Fifth Third Bancorp, 4.50%, 6/1/18	260	185
Greenpoint Bank, 9.25%, 10/1/10	220	213
Inter-American Development Bank, 4.50%, 9/15/14	264	282
Landwirtschaftliche Rentenbank, Series 7, 3.75%, 6/15/09	395	399
Mellon Funding Corp., 6.38%, 2/15/10	270	276
Wells Fargo Co., 5.13%, 9/15/16	205	187
		3,001

See notes to schedules of investments.

Security Description	Principal Amount	Value
Beverages (1.9%):
Anheuser-Busch InBev NV, 8.20%, 1/15/39 (d)	$2,155	$2,171
Coca-Cola Enterprises, Inc.
8.50%, 2/1/12	141	157
8.50%, 2/1/22	120	139
		2,467

Chemicals (0.1%):
Dow Chemical Co., 6.00%, 10/1/12	80	77
E.I. du Pont de Nemours & Co., 4.88%, 4/30/14	110	112
		189

Computers & Peripherals (0.1%):
International Business Machines Corp., 6.50%, 1/15/28	180	186
		186

Cosmetics & Toiletries (0.2%):
Kimberly-Clark Corp.
5.00%, 8/15/13	140	143
6.25%, 7/15/18	90	97
Procter & Gamble Co., 4.95%, 8/15/14	80	87
		327

Electric Integrated (1.7%):
Cleveland Electric Illuminating Co., 8.88%, 11/15/18	1,200	1,372
Dominion Resources, Inc., Series C, 5.15%, 7/15/15	115	108
MidAmerican Energy Holdings, 6.50%, 9/15/37	150	148
PPL Electric Utilities, 6.25%, 8/15/09	400	402
Southern California Edison Co., 5.63%, 2/1/36	180	177
		2,207

Electronics (0.2%):
General Electric Co., 5.00%, 2/1/13	235	235
		235

Financial Services (3.7%):
American General Finance, 3.88%, 10/1/09, MTN	142	115
Boeing Capital Corp.
6.10%, 3/1/11	90	91
5.80%, 1/15/13	119	121
Caterpillar Financial Service Corp.
4.50%, 6/15/09	105	106
4.60%, 1/15/14, MTN	50	47
Citigroup, Inc.
6.50%, 8/19/13	1,150	1,099
5.00%, 9/15/14	200	162
Credit Suisse First Boston USA, Inc.
4.70%, 6/1/09	405	407
6.50%, 1/15/12	370	382
General Electric Capital Corp., Series A
4.25%, 9/13/10, MTN	153	153
6.15%, 8/7/37, MTN	210	172
Goldman Sachs Group, Inc.
6.88%, 1/15/11	157	159
5.75%, 10/1/16	430	387
HSBC Finance Corp., 6.75%, 5/15/11	233	237
Merrill Lynch & Co., Inc., 6.00%, 2/17/09	303	303
Reckson Operating Partnership LP, 7.75%, 3/15/09	510	497
SLM Corp., Series A, 5.63%, 1/25/25, Callable 1/25/10 @ 100, MTN	425	187
Toyota Motor Credit Corp.
4.25%, 3/15/10	116	116
4.35%, 12/15/10	1	1
Unilever Capital Corp., 5.90%, 11/15/32	100	99
		4,841

See notes to schedules of investments.

Security Description	Principal Amount	Value
Food Distributors, Supermarkets & Wholesalers (0.4%):
Kroger Co., 7.50%, 4/1/31	$85	$93
Macy’s Retail Holdings, Inc., 6.30%, 4/1/09	275	274
Safeway, Inc., 7.50%, 9/15/09	120	123
		490

Forest Products & Paper (0.8%):
Weyerhaeuser Co., 7.38%, 3/15/32	1,450	1,015
		1,015

Health Care (0.6%):
Humana, Inc., 7.20%, 6/15/18	565	475
UnitedHealth Group, Inc., 4.88%, 3/15/15	130	119
WellPoint, Inc.
6.80%, 8/1/12	75	74
5.95%, 12/15/34	100	74
		742

Insurance (0.5%):
Allstate Life Global Funding Trust, 4.50%, 5/29/09	96	96
Cigna Corp., 7.00%, 1/15/11	45	45
Cincinnati Financial Corp., 6.13%, 11/1/34	140	102
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	117	102
MetLife, Inc., 5.38%, 12/15/12	110	108
Prudential Financial, Inc.
5.10%, 12/14/11, MTN	80	77
5.10%, 9/20/14, MTN	230	190
		720

Media (0.1%):
News America, Inc., 6.20%, 12/15/34	90	84
Time Warner, Inc., 6.88%, 5/1/12	109	109
		193

Medical Supplies (0.3%):
Baxter International, Inc., 4.63%, 3/15/15	150	150
Cardinal Health, Inc.
6.75%, 2/15/11	100	101
5.85%, 12/15/17	115	102
		353

Metal Fabrication (0.3%):
Timken Co., 5.75%, 2/15/10	430	424
		424

Office Furnishing (0.5%):
Steelcase, Inc., 6.50%, 8/15/11	620	610
		610

Oil & Gas-Exploration & Production (3.4%):
Atmos Energy Corp., 4.00%, 10/15/09	345	341
Cameron International Corp., 6.38%, 7/15/18	360	308
Kinder Morgan Energy Partners LP, 7.50%, 11/1/10	665	691
Merey Sweeny LP, 8.85%, 12/18/19 (d)	792	678
Nabors Industries, Inc., 6.15%, 2/15/18	735	594
Western Oil Sands, Inc., 8.38%, 5/1/12	1,710	1,746
		4,358

Oil Companies-Integrated (2.5%):
ConocoPhillips Co.
8.75%, 5/25/10	265	283
5.75%, 2/1/19 (b)	825	818
Hess Corp.
6.65%, 8/15/11	470	476
7.00%, 2/15/14 (b)	240	239

See notes to schedules of investments.

Security Description	Principal Amount	Value
Petro-Canada, 6.80%, 5/15/38	$1,190	$862
Suncor Energy, Inc., 6.10%, 6/1/18	630	545
		3,223

Oilfield Services & Equipment (1.0%):
Nabors Industries, Inc., 9.25%, 1/15/19 (d)	410	396
Weatherford International Ltd., 9.88%, 3/1/39	885	856
		1,252

Pharmaceuticals (0.2%):
Wyeth
6.95%, 3/15/11	105	112
6.50%, 2/1/34	150	161
		273

Pipelines (5.9%):
El Paso Corp., 6.75%, 5/15/09	730	726
Enbridge Energy Partners LP
5.35%, 12/15/14	620	559
9.88%, 3/1/19	580	611
Energy Transfer Partners LP, 9.70%, 3/15/19	760	817
Enterprise Products Operating LP, 7.50%, 2/1/11	220	225
NGPL PipeCo LLC, 7.77%, 12/15/37 (d)	985	860
NuStar Logistics LP, 7.65%, 4/15/18	2,015	1,661
Plains All American Pipeline LP, Series WI, 6.50%, 5/1/18	1,315	1,101
Teppco Partners LP, 6.13%, 2/1/13	690	613
TransCanada PipeLines Ltd., 7.13%, 1/15/19 (b)	500	530
		7,703

Radio & Television (1.5%):
British Sky Broadcasting PLC, 8.20%, 7/15/09	605	615
Comcast Corp.
4.95%, 6/15/16	215	198
6.45%, 3/15/37	165	158
Cox Communications, Inc.
7.88%, 8/15/09	685	683
7.13%, 10/1/12	273	269
		1,923

Railroads (0.4%):
Burlington Northern Santa Fe, Inc.
7.13%, 12/15/10	200	208
5.75%, 3/15/18	375	369
		577

Restaurants (0.9%):
Darden Restaurants, Inc., 6.80%, 10/15/37	1,625	1,122
		1,122

Retail-Discount (0.2%):
Target Corp., 5.88%, 3/1/12	131	138
Wal-Mart Stores, Inc., 4.13%, 2/15/11	122	126
		264

Retail-Specialty Stores (1.6%):
Staples, Inc., 9.75%, 1/15/14 (b)	1,975	2,101
		2,101

Software & Computer Services (0.2%):
Oracle Corp., 5.75%, 4/15/18	230	239
		239

Telecommunications-Cellular (1.2%):
AT&T, Inc.
5.80%, 2/15/19	620	618
6.55%, 2/15/39 (b)	605	597

See notes to schedules of investments.

Security Description	Principal Amount	Value
New Cingular Wireless Services, 8.13%, 5/1/12	$76	$83
Vodafone Group PLC
5.63%, 2/27/17	120	117
6.15%, 2/27/37	130	126
		1,541
Telecommunications-Equipment (0.1%):
Motorola, Inc., 7.63%, 11/15/10	79	73
		73
Tobacco (3.0%):
Altria Group, Inc., 9.95%, 11/10/38	1,915	2,050
Philip Morris International, Inc.
6.88%, 3/17/14	1,225	1,342
5.65%, 5/16/18	500	500
		3,892
Utilities-Electric (0.5%):
Dominion Resources, Inc.
Series A
5.60%, 11/15/16	185	176
Series B
6.25%, 6/30/12	60	62
Pacific Gas & Electric Co.
4.80%, 3/1/14	149	150
6.05%, 3/1/34	160	164
Progress Energy, Inc., 6.85%, 4/15/12	149	152
		704
Utilities-Telecommunications (0.5%):
AT&T, Inc., 5.10%, 9/15/14 (b)	80	80
British Telecom PLC, 8.63%, 12/15/10	495	520
		600
Total Corporate Bonds (Cost $50,573)		48,854

Municipal Bonds (1.6%)
Florida (0.4%):
Volusia County Sales Tax Revenue, 5.00%, 10/1/18, FSA	450	498

Illinois (0.2%):
State Taxable Pension, GO, 5.10%, 6/1/33	280	247

Ohio (0.2%):
Columbus Sewer Revenue, 4.25%, 6/1/30, Callable 12/1/17 @ 100	375	332

Pennsylvania (0.8%):
Lycoming County Authority College Revenue, Pennsylvania College of Technology
5.50%, 10/1/32, Callable 4/1/18 @ 100, Insured by Assured Guaranty	355	359
5.50%, 10/1/37, Callable 4/1/18 @ 100, Insured by Assured Guaranty	655	659
		1,018

Total Municipal Bonds (Cost $2,192)		2,095

U.S. Government Agency Securities (0.3%)
Small Business Administration, 6.15%, 4/1/19	411	430

Total U.S. Government Agency Securities (Cost $411)		430

U.S. Government Mortgage Backed Agencies (24.8%)
Federal Home Loan Mortgage Corp.
8.00%, 6/1/17	182	193
6.00%, 9/1/21	579	604
7.50%, 4/1/28	15	16
6.50%, 8/1/29 – 11/1/34	1,718	1,807

See notes to schedules of investments.

Security Description	Principal Amount	Value
7.00%, 1/1/30	$11	$12
5.00%, 6/1/34	1,746	1,780
5.50%, 10/1/35 – 6/1/37	2,403	2,461
Federal National Mortgage Assoc.
10.00%, 11/1/13	23	26
10.50%, 11/1/13	11	12
11.00%, 11/1/13	16	19
8.00%, 11/1/19 – 2/1/33	264	279
5.50%, 2/1/22 – 11/1/36	12,153	12,490
7.00%, 10/1/26 – 12/1/29	47	50
6.50%, 9/1/28 – 9/1/37	1,585	1,656
7.50%, 12/1/28 – 11/1/29	8	9
6.00%, 10/1/29 – 2/1/38	3,193	3,306
8.50%, 4/1/31	15	17
5.00%, 11/1/33 – 2/1/38	6,232	6,360
4.50%, 1/1/35	1,079	1,093
Government National Mortgage Assoc., 7.50%, 12/15/27 – 4/15/29	6	6

Total U.S. Government Mortgage Backed Agencies (Cost $30,900)		32,196

U.S. Treasury Obligations (21.7%)
U.S. Treasury Bonds, 4.38%, 2/15/38 (e)	552	626
U.S. Treasury Notes
3.88%, 5/15/09 (e)	10,990	11,101
4.25%, 1/15/11 (e)	2,609	2,786
4.63%, 7/31/12 (e)	9,835	10,889
3.75%, 11/15/18 (e)	2,553	2,749

Total U.S. Treasury Obligations (Cost $28,099)		28,151

Short-Term Securities Held as Collateral for Securities Lending (23.0%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	29,975	29,886

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $29,975)		29,886

Total Investments (Cost $171,771) — 120.7%		156,712

Liabilities in excess of other assets — (20.7)%		(26,829)

NET ASSETS — 100.0%		$129,883

(a)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/09.

(b)	Securities valued at fair value using methods approved by the Board of Trustees and representing 4.17% of net assets as of 1/31/09.

(c)	Rate represents the effective yield at purchase.

(d)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)	A portion or all of the security was held on loan.

FSA	Insured by Federal Security Assurance

GO	General Obligation

LLC	Limited Liability Co.

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Diversified Stock Fund	January 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (10.3%)
General Electrical Co., 0.25% (a), 2/2/09	$306,842	$306,840

Total Commercial Paper (Amortized Cost $306,840)		306,840

Common Stocks (89.9%)
Aerospace/Defense (3.3%):
Boeing Co.	2,357,823	99,760

Agricultural Operations (0.8%):
Archer-Daniels-Midland Co. (b)	824,000	22,561

Aluminum (0.8%):
Alcoa, Inc.	3,114,800	24,264

Banks (3.6%):
JPMorgan Chase & Co.	1,484,728	37,876
PNC Financial Services Group, Inc. (b)	761,000	24,748
U.S. Bancorp (b)	1,854,000	27,513
Wells Fargo & Co.	861,379	16,280
		106,417
Beverages (5.9%):
Diageo PLC, ADR (b)	1,267,200	68,859
PepsiCo, Inc.	2,112,239	106,098
		174,957
Biotechnology (3.6%):
Amgen, Inc. (c)	838,500	45,992
Genentech, Inc. (c)	746,195	60,621
		106,613
Brokerage Services (2.7%):
Charles Schwab Corp.	5,821,870	79,119

Computers & Peripherals (2.8%):
Apple Computer, Inc. (c)	290,300	26,165
EMC Corp. (c)	5,053,500	55,790
		81,955
Cosmetics & Toiletries (2.7%):
Estee Lauder Cos., Class A (b)	1,307,898	34,332
Procter & Gamble Co.	836,660	45,598
		79,930
Electronics (0.5%):
General Electric Co.	1,338,938	16,241

Financial Services (0.4%):
Goldman Sachs Group, Inc. (b)	154,000	12,432

Health Care (1.8%):
Alcon, Inc.	623,971	53,437

Home Builders (1.1%):
Toll Brothers, Inc. (b)(c)	1,920,804	32,692

Internet Business Services (0.5%):
Google, Inc., Class A (c)	46,800	15,843

Internet Service Provider (1.1%):
Yahoo!, Inc. (b)(c)	2,709,266	31,780

Investment Companies (1.3%):
Invesco Ltd.	3,297,228	38,874

Media (0.7%):
News Corp., Class A	3,325,000	21,247

See notes to schedules of investments.

Security Description	Shares	Value
Mining (4.6%):
Barrick Gold Corp. (b)	2,252,556	$84,448
Newmont Mining Corp. (b)	1,309,900	52,108
		136,556
Oil & Gas Exploration-Production & Services (1.3%):
Anadarko Petroleum Corp. (b)	1,060,699	38,970

Oil Companies-Integrated (1.2%):
Exxon Mobil Corp. (b)	178,700	13,667
Hess Corp. (b)	372,893	20,737
		34,404
Oilfield Services & Equipment (5.6%):
Halliburton Co. (b)	4,371,047	75,400
Schlumberger Ltd.	2,251,107	91,868
		167,268
Paint, Varnishes & Enamels (0.5%):
Sherwin-Williams Co. (The)	336,000	16,044

Pharmaceuticals (6.7%):
Johnson & Johnson (b)	2,090,400	120,595
Merck & Co., Inc.	1,941,700	55,436
Teva Pharmaceutical Industries Ltd., Sponsored ADR (b)	529,000	21,927
		197,958
Radio & Television (1.2%):
Comcast Corp., Class A (b)	2,401,200	35,178

Restaurants (4.2%):
McDonald’s Corp.	2,178,168	126,377

Retail (2.8%):
Target Corp. (b)	2,706,000	84,427

Retail-Discount (3.6%):
Wal-Mart Stores, Inc.	2,294,000	108,093

Retail-Drug Stores (3.3%):
CVS Caremark Corp.	3,630,975	97,601

Retail-Specialty Stores (4.8%):
Bed Bath & Beyond, Inc. (b)(c)	831,647	19,319
Lowe’s Cos., Inc.	6,778,376	123,841
		143,160
Semiconductors (5.5%):
Intel Corp.	7,675,370	99,013
Maxim Integrated Products, Inc. (b)	318,762	4,217
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (b)	7,932,511	59,811
		163,041
Software & Computer Services (5.9%):
Microsoft Corp. (b)	5,551,700	94,934
Oracle Corp. (c)	4,810,000	80,952
		175,886
Transportation Services (2.7%):
United Parcel Service, Inc., Class B (b)	1,899,331	80,703

See notes to schedules of investments.

	Shares or
	Principal
Security Description	Amount	Value
Utilities-Electric (2.4%):
Exelon Corp.	1,060,102	$57,479
Public Service Enterprise Group, Inc.	459,632	14,510
		71,989

Total Common Stocks (Cost $3,343,785)		2,675,777

Short-Term Securities Held as Collateral for Securities Lending (9.3%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	$276,165	275,345

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $276,165)		275,345

Total Investments (Cost $3,926,790) — 109.5%		3,257,962

Liabilities in excess of other assets — (9.5)%		(283,008)

NET ASSETS — 100.0%		$2,974,954

(a)                                  Rate represents the effective yield at purchase.

(b)                                 A portion or all of the security was held on loan.

(c)                                  Non-income producing security.

ADR                     American Depositary Receipt

PLC                          Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Established Value Fund	January 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

	Shares or
	Principal
Security Description	Amount	Value
Commercial Paper (9.0%)
General Electrical Co., 0.25% (a), 2/2/09	$19,892	$19,892

Total Commercial Paper (Amortized Cost $19,892)		19,892

Common Stocks (91.6%)
Automotive Parts (1.4%):
BorgWarner, Inc.	56,000	945
Eaton Corp.	50,000	2,201
		3,146
Banks (2.0%):
Cullen/Frost Bankers, Inc.	100,000	4,377

Brokerage Services (1.5%):
Waddell & Reed Financial, Inc., Class A	234,000	3,304

Chemicals (1.6%):
PPG Industries, Inc. (b)	92,000	3,457

Commercial Services (3.8%):
Cintas Corp. (b)	168,000	3,822
SAIC, Inc. (b)(c)	232,000	4,580
		8,402
Computers & Peripherals (3.4%):
CACI International, Inc., Class A (b)(c)	93,000	4,199
Perot Systems Corp., Class A (c)	256,000	3,325
		7,524
Containers & Packaging (4.1%):
Owens-Illinois, Inc. (b)(c)	154,000	2,926
Packaging Corp. of America (b)	265,000	3,763
Pactiv Corp. (c)	115,000	2,486
		9,175
Cosmetics & Toiletries (1.8%):
Kimberly-Clark Corp.	78,000	4,015

Electronics (2.6%):
Hubbell, Inc., Class B	86,000	2,666
Johnson Controls, Inc.	252,600	3,160
		5,826
Financial Services (0.8%):
Apollo Investment Corp. (b)	267,000	1,749

Food Distributors, Supermarkets & Wholesalers (2.3%):
Safeway, Inc. (b)	238,000	5,100

Food Processing & Packaging (1.3%):
ConAgra, Inc. (b)	165,000	2,822

Health Care (1.2%):
Lincare Holdings, Inc. (c)	109,000	2,621

Human Resources (1.4%):
Hewitt Associates, Inc., Class A (c)	110,000	3,122

Insurance (14.1%):
Alleghany Corp. (c)	17,482	4,763
Brown & Brown, Inc.	133,000	2,544
Chubb Corp.	99,000	4,215
First American Corp. (b)	100,000	2,184
Hanover Insurance Group, Inc.	90,000	3,638
HCC Insurance Holdings, Inc. (b)	174,000	4,073
Markel Corp. (b)(c)	14,500	3,916

See notes to schedules of investments.

Security Description	Shares	Value
PartnerRe Ltd. (b)	58,000	$3,801
UnumProvident Corp.	156,000	2,209
		31,343
Internet Business Services (1.8%):
Symantec Corp. (c)	256,000	3,924

Machine-Diversified (2.6%):
Dover Corp. (b)	109,000	3,082
Kennametal, Inc.	170,000	2,727
		5,809
Manufacturing-Diversified (2.7%):
Parker Hannifin Corp.	83,500	3,191
Pentair, Inc. (b)	119,000	2,721
		5,912
Manufacturing-Miscellaneous (1.9%):
ITT Industries, Inc.	93,000	4,211

Medical Supplies (1.1%):
Becton Dickinson & Co.	35,100	2,551

Oil & Gas Exploration-Production & Services (4.5%):
Cimarex Energy Co. (b)	170,000	4,223
Devon Energy Corp.	35,000	2,156
Newfield Exploration Co. (c)	75,400	1,447
Unit Corp. (b)(c)	88,000	2,194
		10,020
Oil Companies-Integrated (1.4%):
Occidental Petroleum Corp. (b)	58,000	3,164

Oil Marketing & Refining (1.5%):
Valero Energy Corp. (b)	134,000	3,232

Paint, Varnishes & Enamels (1.1%):
Sherwin-Williams Co. (The) (b)	53,000	2,531

Pharmaceuticals (4.9%):
AmerisourceBergen Corp.	108,000	3,923
Cardinal Health, Inc.	113,000	4,254
Omnicare, Inc.	100,000	2,796
		10,973
Pipelines (1.4%):
National Fuel Gas Co.	102,000	3,056

Railroads (0.9%):
Burlington Northern Santa Fe Corp.	30,000	1,988

Real Estate Investment Trusts (2.1%):
Annaly Capital Management, Inc.	302,000	4,572

Restaurants (2.6%):
Darden Restaurants, Inc. (b)	130,000	3,408
Yum! Brands, Inc.	80,000	2,290
		5,698
Retail-Discount (1.1%):
BJ’s Wholesale Club, Inc. (c)	88,000	2,524

Retail-Specialty Stores (1.9%):
Barnes & Noble, Inc. (b)	111,500	1,831
PetSmart, Inc.	123,000	2,309
		4,140
Semiconductors (2.8%):
KLA-Tencor Corp.	86,000	1,723
Lam Research Corp. (b)(c)	76,000	1,536
Novellus Systems, Inc. (b)(c)	215,000	2,965
		6,224

See notes to schedules of investments.

	Shares or
	Principal
Security Description	Amount	Value
Software & Computer Services (1.7%):
Sybase, Inc. (b)(c)	136,000	$3,714

Staffing (1.0%):
Robert Half International, Inc. (b)	125,000	2,119

Transportation Services (2.4%):
Con-way, Inc. (b)	130,500	2,875
Tidewater, Inc.	60,000	2,497
		5,372
Utilities-Electric (1.3%):
Pinnacle West Capital Corp. (b)	89,000	2,979

Utilities-Natural Gas (5.6%):
Energen Corp.	139,000	4,060
Sempra Energy	96,000	4,209
WGL Holdings, Inc.	133,000	4,269
		12,538

Total Common Stocks (Cost $211,392)		203,234

Short-Term Securities Held as Collateral for Securities Lending (17.9%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	$39,599	39,481

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $39,599)		39,481

Total Investments (Cost $270,882) — 118.4%		262,607

Liabilities in excess of other assets — (18.4)%		(40,896)

NET ASSETS — 100.0%		$221,711

(a)                                  Rate represents the effective yield at purchase.

(b)                                 A portion or all of the security was held on loan.

(c)                                  Non-income producing security.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Federal Money Market Fund	January 31, 2009
(Amounts in Thousands)	(Unaudited)

	Principal
Security Description	Amount	Value
Commercial Paper (2.6%)
GE Capital Corp., 0.50% (a), 7/6/09	$50,000	$49,881

Total Commercial Paper (Amortized Cost $49,881)		49,881

Corporate Bonds (4.7%)
Goldman Sachs Promissory Note, 1.50%, 6/23/09	90,000	90,000

Total Corporate Bonds (Amortized Cost $90,000)		90,000

U.S. Government Agency Securities (29.0%)
Federal Home Loan Bank
2.55% (a), 3/13/09 (b)	25,000	24,931
2.19%, 3/17/09 (b)	35,000	35,000
Series 1
1.05% (c), 5/26/09 (b)	75,000	75,000
2.65%, 7/2/09 (b)	20,000	20,000
1.25% (c), 11/20/09 (b)	40,000	40,000
0.92% (a), 1/19/10	10,050	9,961
Series 3
0.82% (c), 8/4/10 (d)	175,000	175,000
Federal Home Loan Mortgage Corp.
4.88%, 2/17/09 (b)	20,000	20,017
0.85% (a), 12/21/09 (b)	25,000	24,814
1.00%, 1/15/10, Callable 4/15/09 @ 100 (b)	25,000	25,000
1.05%, 2/4/10, Callable 5/4/09 @ 100 (d)	50,000	50,000
1.10%, 2/26/10, Callable 5/4/09 @ 100 (d)	36,550	36,550
Federal National Mortgage Assoc., 2.94% (a), 4/15/09 (b)	15,000	14,912

Total U.S. Government Agency Securities (Amortized Cost $551,185)		551,185

U.S. Treasury Obligations (3.9%)
U.S. Treasury Bills, 1.34% (a), 7/2/09	74,400	73,985

Total U.S. Treasury Obligations (Amortized Cost $73,985)		73,985

Repurchase Agreements (73.5%)
Deutsche Bank Securities, Inc., 0.29%, 2/2/09 (Date of agreement 1/30/09, Proceeds at maturity $450,011, collateralized by U.S. Government Securities, 4.84%-7.00%, 1/1/33-12/1/48, market value $459,000)	450,000	450,000
Goldman Sachs Group, Inc., 0.29%, 2/2/09 (Date of agreement 1/30/09, Proceeds at maturity $450,011, collateralized by U.S. Government Securities, 2.38%, 4/15/11, market value $459,000)	450,000	450,000
Greenwich Partners LLC, 0.25%, 2/4/09 (Date of agreement 1/30/09, Proceeds at maturity $450,015, collateralized by U.S. Government Securities, 3.13%, 8/31/13, market value $459,002)	450,000	450,000
UBS Securities LLC, 0.27%, 2/2/09 (Date of agreement 1/30/09, Proceeds at maturity $47,501, collateralized by U.S. Government Securities, 5.00%-5.50%, 1/1/20-2/1/37, market value $48,450)	47,500	47,500

Total Repurchase Agreements (Amortized Cost $1,397,500)		1,397,500

Total Investments (Amortized Cost $2,162,551) (e) — 113.7%		2,162,551

Liabilities in excess of other assets — (13.7)%		(260,422)

NET ASSETS — 100.0%		$1,902,129

(a)                                  Rate represents the effective yield at purchase.

(b)                                 All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

See notes to schedules of investments.

(c)                                  Variable or Floating Rate Security. Rate disclosed is as of 1/31/09.

(d)                                 Security purchased on a “when-issued” basis.

(e)                                  Represents cost for financial reporting and federal income tax purposes.

LLC                          Limited Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Financial Reserves Fund	January 31, 2009
(Amounts in Thousands)	(Unaudited)

	Principal
Security Description	Amount	Value*
Certificates of Deposit (5.9%)
Bank of Nova Scotia NY, 5.20%, 2/20/09	$5,000	$5,005
Barclays Bank PLC NY, 2.08% (a), 1/11/10	20,000	20,000
Harris N.A., 0.86% (a), 5/29/09	5,000	5,000
Marshall & Ilsley Bank, 1.45% (a), 7/9/09	5,000	5,000
PNC Bank N.A., 1.40% (a), 2/23/09	5,000	5,000

Total Certificates of Deposit (Amortized Cost $40,005)		40,005

Commercial Paper (25.7%)
Chevron Funding Corp., 0.43% (b), 5/27/09	5,000	4,993
Credit Suisse First Boston USA, Inc., 1.36% (b), 7/9/09	20,000	19,882
Dexia Delaware LLC, 0.77% (b), 2/13/09	30,000	29,992
Eli Lilly & Co., 0.76% (b), 10/2/09 (c)	20,000	19,899
GE Capital Corp., 0.60% (b), 7/6/09	10,000	9,974
Greenwich Capital Holdings, Inc., 1.07% (b), 3/30/09	27,000	26,955
HSBC USA, Inc., 0.35% (b), 2/6/09	14,000	13,999
Northwestern University
0.66% (b), 2/13/09	6,000	5,999
0.86% (b), 3/12/09	3,600	3,597
State Street Corp., 0.33% (b), 2/19/09	10,000	9,998
Toyota Motor Credit Corp., 1.05% (b), 3/27/09	28,000	27,956

Total Commercial Paper (Amortized Cost $173,244)		173,244

Corporate Bonds (32.0%)
Allstate Life Global Finance Trust, 1.78% (a), 3/20/09, MTN	5,000	5,000
American Express Credit Co., Series B, 0.49% (a), 4/6/09, MTN	4,000	3,993
American Honda Finance, 1.09% (a), 4/16/09, MTN (c)	6,500	6,498
Bank of America N.A., 1.63% (a), 4/3/09, Callable 2/3/09 @ 100	3,000	3,000
Citigroup Funding, Inc., Series D, 0.40% (a), 5/18/09, MTN	5,700	5,660
Citigroup, Inc., 6.20%, 3/15/09	7,671	7,689
Countrywide Home Loans, Series K, 5.63%, 7/15/09, MTN	2,400	2,416
Goldman Sachs Group, Inc., Series B, 2.23% (a), 11/16/09, MTN	5,000	4,715
Goldman Sachs Promissory Note, 1.65% (a), 6/23/09	50,000	50,000
Gryphon Funding Ltd., (d)(e)(f)(g)	3,912	2,191
Hartford Life Global Funding, 2.29% (a), 4/15/09, MTN	10,000	10,000
IBM International Group Capital LLC, 2.39% (a), 6/26/14 (c)	4,000	4,000
JPMorgan Chase & Co., Series C, 1.47% (a), 4/3/09, MTN	5,000	5,000
MassMutual Global Funding LLC, 1.83% (a), 3/19/09 (c)	5,000	5,000
Merrill Lynch & Co., Series C, 4.02% (a), 5/20/09, MTN	2,330	2,318
MetLife Global Funding I, 1.65% (a), 5/11/09 (c)	8,000	8,000
Morgan Stanley
Series F
1.18% (a), 1/15/10, MTN	4,800	4,656
1.37% (a), 1/15/10	4,250	4,009
4.00%, 1/15/10	2,500	2,476
National Rural Utilities Cooperative Finance Corp., 1.47% (a), 10/9/09, MTN	4,000	3,989
Pacific Life Global Funding, 2.64% (a), 3/9/09 (c)	4,000	4,000
Premium Asset Trust 4-10, 0.41% (a), 3/15/09 (c)	10,000	9,996
Royal Bank of Scotland PLC, 2.21% (a), 1/12/10 (c)	25,000	25,000
SIV Portfolio (formerly Cheyne Finance LLC), 11/5/07 (d)(e)(f)(g)(h)	1,940	—
Toyota Motor Credit Corp., Series B, 0.63% (a), 5/11/09, MTN	3,000	3,000
UBS AG Stamford, CT, 1.93% (a), 1/13/10, MTN	17,000	17,000
Wachovia Bank N.A., Series CD, 2.47% (a), 5/26/09	6,000	5,971
Wachovia Corp., 3.63%, 2/17/09	3,200	3,194
Wachovia Mortgage FSB, 4.13%, 12/15/09	3,000	2,915
Wal-Mart Stores, Inc., 5.75% (a), 6/1/09	5,000	5,048

Total Corporate Bonds (Amortized Cost $218,126)		216,734

Municipal Bonds (5.0%)
Hudson County New Jersey, BAN, GO, 4.05%, 9/9/09	4,000	4,007

See notes to schedules of investments.

	Principal
Security Description	Amount	Value*
LoanStar Assets Partners LP Student Loan Revenue, Series A
5.75% (a), 2/1/40, LOC State Street B&T Co.	$10,000	$10,000
5.75% (a), 2/1/41, LOC State Street B&T Co.	12,000	12,000
New York State Housing Financial Agency Revenue, Series B, 0.60% (a), 5/1/42, LOC Wachovia Bank N.A.	4,000	4,000
Rhode Island Student Loan Authority Revenue, Series C-2, 3.00% (a), 7/1/48, LOC Dexia Credit Local, AMT	4,000	4,000

Total Municipal Bonds (Amortized Cost $34,007)		34,007

U.S. Government Agency Securities (24.9%)
Federal Farm Credit Bank, Series 1, 0.36% (a), 12/21/09	16,000	15,992
Federal Home Loan Bank
0.50% (a), 4/16/09	15,000	15,000
0.73% (a), 2/2/09	35,000	35,000
2.19%, 3/17/09	5,000	5,000
2.55% (b), 3/13/09	4,000	3,989
2.65%, 7/2/09	6,000	6,000
2.72% (a), 8/5/09	5,000	5,000
Series 1
0.41% (a), 2/19/09	20,000	20,000
0.48% (a), 3/26/09	20,000	20,000
1.16% (a), 4/24/09	7,000	7,000
1.29% (a), 4/30/09	5,000	5,000
Federal National Mortgage Assoc., 0.47% (a), 9/3/09	30,000	30,000

Total U.S. Government Agency Securities (Amortized Cost $167,981)		167,981

Repurchase Agreements (6.1%)
UBS Warburg LLC, 0.27%, 2/2/09 (Date of agreement 1/30/09, Proceeds at maturity $41,301, collateralized by U.S. Government Securities, 5.50%, 2/1/28-11/1/33, market value $42,127)	41,300	41,300

Total Repurchase Agreements (Amortized Cost $41,300)		41,300

Other (0.0%)
Irrevocable Letter of Credit with KeyCorp, expires March 31, 2009 (See Notes to Schedules of Portfolio Investments)	—	—

Total Other (Amortized Cost $—)		—

Total Investments (Amortized Cost $674,663) — 99.6%		673,271

Other assets in excess of liabilities — 0.4%		1,979

NET ASSETS — 100.0%		$675,250

*                                         Value represents amortized cost except for securities noted with footnote (f).

(a)                                 Variable or Floating Rate Security. Rate disclosed is as of 1/31/09.

(b)                                Rate represents the effective yield at purchase.

(c)                                 Rule 144A security or other security which is restricted as to resale to institutional investors.  The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)                                Rule 144A security or other security which is restricted as to resale to institutional investors.  The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

See notes to schedules of investments.

Security	Acquisition Date	Acquisition Cost	Principal Amount	Value	Percent of Net Assets
Gryphon Funding Ltd.	7/17/08	$1,644	$3,912	$2,191	0.3%
SIV Portfolio (formerly Cheyne Finance LLC), 11/5/07	10/24/06	1,939	1,940	—	—

(e)                                 Non-income producing security.

(f)                                   Security is covered by an Irrevocable Letter of Credit with KeyCorp, an affiliate of the Adviser, as discussed more fully in the Notes to Schedules of Portfolio Investments.  Security is fair valued in accordance with procedures adopted by the Board of Trustees and represents 0.3% of net assets as of 1/31/09.

(g)                                Security is issued by a structured investment vehicle.

(h)                                Security is in default.

AMT      Subject to alternative minimum tax

BAN                    Bond Anticipation Note

GO                              General Obligation

LLC                         Limited Liability Co.

LOC                       Letter of Credit

LP                                 Limited Partnership

MTN                  Medium Term Note

PLC                         Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Focused Growth Fund*	January 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

	Shares or
	Principal
Security Description	Amount	Value
Commercial Paper (9.1%)
General Electrical Co., 0.25% (a), 2/2/09	$3,080	$3,080

Total Commercial Paper (Amortized Cost $3,080)		3,080

Common Stocks (88.1%)
Apparel & Footwear (1.3%):
Coach, Inc. (b)	30,000	438

Banks (1.1%):
JPMorgan Chase & Co.	15,000	383

Biotechnology (4.9%):
Gilead Sciences, Inc. (b)	33,000	1,675

Brokerage Services (1.9%):
Charles Schwab Corp.	48,000	652

Chemicals (6.5%):
Monsanto Co.	20,200	1,536
Potash Corp. of Saskatchewan, Inc.	9,000	674
		2,210
Computers & Peripherals (9.3%):
Apple Computer, Inc. (b)	19,000	1,712
Cisco Systems, Inc. (b)	12,000	180
Hewlett-Packard Co.	14,000	486
Research In Motion Ltd. (b)	14,000	776
		3,154
E-Commerce & Services (2.3%):
Amazon.com, Inc. (b)	7,000	412
Priceline.com, Inc. (b)	5,500	369
		781
Energy-Alternative Sources (0.5%):
SunPower Corp., Class A (b)	5,000	168

Financial Services (11.0%):
CME Group, Inc.	5,000	870
Goldman Sachs Group, Inc.	17,000	1,372
Mastercard, Inc., Class A	11,000	1,494
		3,736
Internet Business Services (5.0%):
Google, Inc., Class A (b)	4,800	1,625
Juniper Networks, Inc. (b)	6,000	85
		1,710
Medical Supplies (1.6%):
Intuitive Surgical, Inc. (b)	5,300	547

Oilfield Services & Equipment (4.5%):
National-Oilwell Varco, Inc. (b)	38,000	1,005
Schlumberger Ltd.	13,000	530
		1,535
Pharmaceuticals (12.9%):
Allergan, Inc.	24,000	915
Celgene Corp. (b)	27,600	1,461
Johnson & Johnson	13,000	750
Teva Pharmaceutical Industries Ltd., Sponsored ADR	30,000	1,244
		4,370

See notes to schedules of investments.

Security Description	Shares	Value
Railroads (2.1%):
Union Pacific Corp.	16,000	$701

Retail-Drug Stores (3.6%):
CVS Caremark Corp.	45,000	1,210

Retail-Specialty Stores (3.5%):
Lowe’s Cos., Inc.	65,000	1,188

Schools & Educational Services (3.6%):
Apollo Group, Inc. (b)	15,000	1,222

Semiconductors (0.8%):
Intel Corp.	21,500	277

Software & Computer Services (4.7%):
Activision Blizzard, Inc. (b)	60,000	525
Cognizant Technology Solutions Corp., Class A (b)	56,000	1,049
		1,574
Telecommunications-Services & Equipment (4.1%):
QUALCOMM, Inc.	40,000	1,382

Transportation Services (2.9%):
Expeditors International of Washington, Inc.	35,000	973

Total Common Stocks (Cost $30,641)		29,886

Total Investments (Cost $33,721) — 97.2%		32,966

Other assets in excess of liabilities — 2.8%		932

NET ASSETS — 100.0%		$33,898

*              Effective February 25, 2009, the Fund changed its name to the Large Cap Growth Fund.

(a)           Rate represents the effective yield at purchase.

(b)           Non-income producing security.

ADR       American Depositary Receipt

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Fund for Income	January 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

	Principal
Security Description	Amount	Value
Government National Mortgage Association (76.9%)
Multi-family (10.7%):
Collateralized Mortgage Obligations (5.0%):
Government National Mortgage Assoc.
Series 2003-108, Class BH
7.50%, 2/16/34	$3,719	$3,974
Series 2003-36, Class B
7.50%, 2/16/31	188	189
Series 2003-47, Class B
8.00%, 10/16/27	2,824	2,977
Series 2003-59, Class B
7.50%, 7/16/18	1,034	1,038
Series 2003-87, Class BH
7.50%, 8/16/32	7,147	7,675
		15,853
Pass-throughs (5.7%):
Government National Mortgage Assoc.
7.88%, 7/15/21 – 7/15/27	4,226	4,590
7.92%, 7/15/23	667	697
8.00%, 7/15/24 – 8/15/31	3,975	4,119
7.95%, 4/15/25	381	395
8.25%, 4/15/27 – 9/15/30	662	685
8.60%, 5/15/27	532	541
7.75%, 6/15/30 – 11/15/38	3,066	3,192
6.50%, 3/20/34	1,975	2,056
8.13%, 6/15/41	1,935	2,009
		18,284
		34,137
Single Family (66.2%):
Collateralized Mortgage Obligations (4.5%):
Government National Mortgage Assoc.
Series 1995-4, Class CQ
8.00%, 6/20/25	10	11
Series 1997-2, Class E
7.50%, 2/20/27	42	43
Series 1999-1, Class Z
6.50%, 1/20/29	4,423	4,694
Series 1999-9, Class C
7.00%, 3/16/29	3,118	3,370
Series 2000-1, Class PK
8.00%, 1/16/30	183	195
Series 2000-21, Class Z
9.00%, 3/16/30	1,053	1,175
Series 2000-37, Class B
8.00%, 12/20/30	110	113
Series 2001-25, Class PE
7.00%, 5/20/31	3,901	4,030
Series 2005-72, Class H
11.50%, 11/16/17	599	669
		14,300
Pass-throughs (61.7%):
Government National Mortgage Assoc.
8.00%, 5/15/09 – 12/15/35	20,242	21,552
9.00%, 10/15/09 – 6/20/30	6,585	7,159
9.50%, 12/15/09 – 12/15/21	4,580	4,967
7.50%, 8/15/10 – 8/15/34 (a)	58,205	61,720
10.00%, 5/15/12 – 2/15/26	20,904	23,099
8.50%, 3/15/15 – 2/15/32	13,866	14,853
11.00%, 11/15/15 – 12/15/15	10	12
7.00%, 4/15/16 – 1/20/38	41,639	44,123
8.75%, 3/20/17	24	25

See notes to schedules of investments.

	Shares or
	Principal
Security Description	Amount	Value
10.50%, 4/15/18 – 12/15/20	$166	$185
8.85%, 5/15/18 – 12/15/18	772	823
8.15%, 3/15/19 – 4/15/20	123	131
11.50%, 4/15/19 – 9/15/20	1,039	1,138
8.25%, 4/20/20 – 1/15/30	165	174
7.95%, 7/20/20	430	458
7.75%, 8/20/20 – 1/20/21	427	450
8.38%, 10/15/20	1,383	1,475
7.65%, 10/20/21 – 7/20/22	413	435
7.29%, 12/20/21 – 11/20/22	483	510
7.60%, 2/20/22	211	221
7.89%, 10/20/22	1,050	1,116
6.50%, 11/15/23 – 9/15/34	11,784	12,294
		196,920
		211,220

Total Government National Mortgage Association (Cost $248,341)		245,357

U.S. Treasury Obligations (18.6%)
U.S. Treasury Bills, 0.23% (b), 5/7/09	4,000	3,998
U.S. Treasury Bonds, 11.25%, 2/15/15	37,000	55,179

Total U.S. Treasury Obligations (Cost $55,528)		59,177

Money Market Fund (2.5%)
Federated U.S. Treasury Cash Reserve Fund, 0.01% (c)	7,853,643	7,854

Total Money Market Funds (Cost $7,854)		7,854

Total Investments (Cost $311,723) — 98.0%		312,388

Other assets in excess of liabilities — 2.0%		6,445

NET ASSETS — 100.0%		$318,833

(a)	Security purchased on a “when-issued” basis.

(b)	Rate represents the effective yield at purchase.

(c)	Rate disclosed is the one day yield as of 1/31/09.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Government Reserves Fund	January 31, 2009
(Amounts in Thousands)	(Unaudited)

	Principal
Security Description	Amount	Value
U.S. Government Agency Securities (97.8%)
Federal Farm Credit Bank
0.23% (a), 2/23/09	$50,000	$50,000
0.25% (a), 2/24/09	50,000	49,999
0.32% (a), 8/7/09	15,000	15,000
Series 1
0.36% (a), 12/21/09	34,000	33,982
0.66% (b), 1/5/10	15,000	14,909
Federal Home Loan Bank
0.73% (a), 2/2/09	125,000	125,000
1.30% (b), 2/2/09	69,810	69,809
0.09% (b), 2/3/09	17,070	17,070
0.10% (b), 2/9/09	25,860	25,859
0.10% (b), 2/13/09	42,380	42,379
1.72% (b), 2/17/09	150,000	149,868
0.19% (b), 2/18/09	85,000	84,992
2.12% (a), 2/18/09	20,000	20,000
0.41% (a), 2/19/09	15,000	15,000
0.59% (b), 2/25/09	20,000	19,992
2.55% (b), 3/13/09	15,000	14,959
0.25% (b), 3/17/09	20,000	19,994
2.19%, 3/17/09	15,000	15,000
0.48% (a), 3/26/09	25,000	25,000
1.15% (b), 3/27/09	5,655	5,645
0.50% (a), 4/16/09	40,000	40,000
Series 1
0.42% (a), 4/21/09	15,000	14,991
2.29%, 4/22/09	10,000	10,045
0.56% (a), 4/23/09	9,600	9,580
1.16% (a), 4/24/09	12,000	12,000
2.32%, 4/28/09	2,600	2,613
1.29% (a), 4/30/09	10,000	10,000
1.05% (a), 5/26/09	25,000	25,000
2.65%, 7/2/09	20,000	20,000
2.72% (a), 8/5/09	40,000	40,070
1.25% (a), 11/20/09	10,000	10,000
0.71% (b), 12/7/09	10,000	9,940
0.87% (b), 12/28/09	10,000	9,922
0.83% (b), 12/29/09	35,000	34,745
0.70% (a), 1/22/10	50,000	49,985
Series 2
2.01% (a), 5/20/09	10,000	10,007
Series 3
0.83% (a), 8/4/10	25,000	25,000

Total U.S. Government Agency Securities (Amortized Cost $1,148,355)		1,148,355

See notes to schedules of investments.

	Principal
Security Description	Amount	Value
U.S. Treasury Obligations (4.3%)
U.S. Treasury Bills
0.08% (b), 4/2/09	$25,000	$24,997
1.34% (b), 7/2/09	25,000	24,860

Total U.S. Treasury Obligations (Amortized Cost $49,857)		49,857

Total Investments (Amortized Cost $1,198,212) (c) — 102.1%		1,198,212

Liabilities in excess of other assets — (2.1)%		(24,579)

NET ASSETS — 100.0%		$1,173,633

(a)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/09.

(b)	Rate represents the effective yield at purchase.

(c)	Represents cost for financial reporting and federal income tax purposes.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Institutional Money Market Fund	January 31, 2009
(Amounts in Thousands)	(Unaudited)

	Principal
Security Description	Amount	Value*
Certificates of Deposit (6.1%)
Bank of Nova Scotia NY, 5.20%, 2/20/09	$18,000	$18,021
Barclays Bank PLC NY, 2.08% (a), 1/11/10	70,000	70,000
Harris N.A., 0.86% (a), 5/29/09	15,000	15,000
Marshall & Ilsley Bank, 1.45% (a), 7/9/09	20,000	20,000
PNC Bank N.A., 1.40% (a), 2/23/09	18,000	17,999

Total Certificates of Deposit (Amortized Cost $141,020)		141,020

Commercial Paper (24.6%)
Chevron Funding Corp., 0.43% (b), 5/27/09	20,000	19,973
Credit Suisse First Boston USA, Inc., 1.36% (b), 7/9/09	70,000	69,585
Dexia Delaware LLC, 0.77% (b), 2/13/09	100,000	99,974
Eli Lilly & Co., 0.76% (b), 10/2/09 (c)	39,000	38,803
GE Capital Corp., 0.60% (b), 7/6/09	50,000	49,871
Greenwich Capital Holdings, Inc., 1.07% (b), 3/30/09	85,000	84,859
HSBC USA, Inc., 0.35% (b), 2/6/09	38,000	37,998
Northwestern University
0.66% (b), 2/13/09	16,000	15,997
0.86% (b), 3/12/09	8,600	8,592
Societe Generale, 0.66% (b), 4/14/09	30,000	29,961
State Street Corp., 0.33% (b), 2/19/09	30,000	29,995
Toyota Motor Credit Corp., 1.05% (b), 3/27/09	85,000	84,866

Total Commercial Paper (Amortized Cost $570,474)		570,474

Corporate Bonds (23.5%)
Allstate Life Global Finance Trust, 1.78% (a), 3/20/09, MTN	17,000	17,000
American Express Credit Co., Series B, 0.49% (a), 4/6/09, MTN	11,000	10,981
Bank of America N.A., 1.63% (a), 4/3/09, Callable 11/3/08 @ 100	15,000	15,000
Citigroup Funding, Inc., Series D, 0.40% (a), 5/18/09, MTN	16,445	16,329
Citigroup, Inc., 6.20%, 3/15/09	10,000	10,023
Countrywide Home Loans, Series K, 5.63%, 7/15/09, MTN	6,680	6,726
Goldman Sachs Promissory Note, 1.65% (a), 6/23/09	80,000	80,000
Gryphon Funding Ltd., (d)(e)(f)(g)	11,737	6,573
Hartford Life Global Funding, 2.29% (a), 4/15/09, MTN	25,000	25,000
IBM International Group Capital LLC, 2.39% (a), 6/26/14 (c)	11,000	11,000
JPMorgan Chase & Co., Series C, 1.47% (a), 4/3/09, MTN	18,000	17,999
MassMutual Global Funding LLC, 1.83% (a), 3/19/09 (c)	18,000	18,000
Merrill Lynch & Co., Series C, 4.02% (a), 5/20/09, MTN	7,220	7,184
MetLife Global Funding I, 1.65% (a), 5/11/09 (c)	20,000	20,000
Morgan Stanley
Series F
1.18% (a), 1/15/10, MTN	14,100	13,672
1.37% (a), 1/15/10	12,500	11,791
4.00%, 1/15/10	6,687	6,624
National Rural Utilities Cooperative Finance Corp., 1.47% (a), 10/9/09, MTN	10,000	9,972
Pacific Life Global Funding, 2.64% (a), 3/9/09 (c)	16,000	16,000
Premium Asset Trust 4-10, 0.41% (a), 3/15/09 (c)	25,000	24,989
Procter & Gamble International Finance, 2.31% (a), 2/19/09	9,500	9,500
Royal Bank of Scotland PLC, 2.21% (a), 1/12/10 (c)	70,000	70,000
SIV Portfolio (formerly Cheyne Finance LLC), 11/5/07 (d)(e)(f)(g)(h)	5,821	—
Toyota Motor Credit Corp., Series B, 0.63% (a), 5/11/09, MTN	8,000	8,000
UBS AG Stamford, CT, 1.93% (a), 1/13/10, MTN	65,000	65,000
Wachovia Bank N.A., Series CD, 2.47% (a), 5/26/09	14,000	13,932
Wachovia Corp., 3.63%, 2/17/09	8,800	8,783
Wachovia Mortgage FSB, 4.13%, 12/15/09	8,100	7,871
Wal-Mart Stores, Inc., 5.75% (a), 6/1/09	15,000	15,145

Total Corporate Bonds (Amortized Cost $547,269)		543,094

Municipal Bonds (5.0%)
Hudson County New Jersey, BAN, GO, 4.05%, 9/9/09	10,000	10,017

See notes to schedules of investments.

	Principal
Security Description	Amount	Value*
LoanStar Assets Partners LP Student Loan Revenue, Series A
5.75% (a), 2/1/40, LOC State Street B&T Co.	$35,000	$35,000
5.75% (a), 2/1/41, LOC State Street B&T Co.	38,000	38,000
New York State Housing Financial Agency Revenue, Series B, 0.60% (a), 5/1/42, LOC Wachovia Bank N.A.	15,500	15,500
Rhode Island Student Loan Authority Revenue
Series C-3
2.30% (a), 7/1/48, LOC Dexia Credit Local	9,900	9,900
Series C-2
3.00% (a), 7/1/48, LOC Dexia Credit Local, AMT	8,000	8,000

Total Municipal Bonds (Amortized Cost $116,417)		116,417

Repurchase Agreements (20.3%)
UBS Warburg LLC, 0.27%, 2/2/09 (Date of agreement 1/30/09, Proceeds at maturity $469,011, collateralized by U.S. Government Securities, 4.00%-6.00%, 12/1/17-6/1/38, market value $478,381)	469,000	469,000

Total Repurchase Agreements (Amortized Cost $469,000)		469,000

U.S. Government Agency Securities (20.2%)
Federal Home Loan Bank
0.73% (a), 2/2/09	100,000	100,000
2.19%, 3/17/09	25,000	25,000
2.55% (b), 3/13/09	20,000	19,945
2.65%, 7/2/09	10,000	10,000
2.72% (a), 8/5/09	15,000	15,001
Series 1
0.41% (a), 2/19/09	85,000	85,000
0.48% (a), 3/26/09	85,000	85,000
1.16% (a), 4/24/09	15,000	15,000
1.29% (a), 4/30/09	12,000	12,000
Federal National Mortgage Assoc., 0.47% (a), 9/3/09	100,000	100,000

Total U.S. Government Agency Securities (Amortized Cost $466,946)		466,946

Other (0.0%)
Irrevocable Letter of Credit with KeyCorp, an affiliate of the Adviser, expires March 31, 2009 (See Notes to Schedules of Portfolio Investments)	—	—

Total Other (Amortized Cost $—)		—

Total Investments (Amortized Cost $2,311,126) — 99.7%		2,306,951

Other assets in excess of liabilities — 0.3%		6,243

NET ASSETS — 100.0%		$2,313,194

*	Value represents amortized cost except for security notes with footnote (f).

(a)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/09.

(b)	Rate represents the effective yield at purchase.

(c)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)	Non-income producing security.

(e)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

See notes to schedules of investments.

Security	Acquisition Date	Acquisition Cost	Principal Amount	Value	Percent of Net Assets
Gryphon Funding Ltd.	7/17/08	$4,931	$11,737	$6,573	0.3%
SIV Portfolio (formerly Cheyne Finance LLC), 11/5/07	10/24/06	5,817	5,821	—	—

(f)

Supported by an Irrevocable Letter of Credit with KeyCorp, an affiliate of the Adviser, as discussed more fully in the Notes to Schedules of Portfolio Investments. Security is fair valued in accordance with procedures approved by the Board of Trustees and represents 0.3% of net assets as of 1/31/09.

(g)	Security is issued by a structured investment vehicle.

(h)	Security is in default.

AMT	Subject to alternative minimum tax

BAN	Bond Anticipation Note

GO	General Obligation

LLC	Limited Liability Co.

LOC	Letter of Credit

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
International Fund (a)	January 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (87.6%)
Australia (5.6%):
Insurance (2.8%):
QBE Insurance Group Ltd.	72,605	$1,093

Mining (1.0%):
Rio Tinto Ltd.	14,937	389

Retail-Food (1.8%):
Woolworths Ltd.	40,506	706
		2,188
Belgium (1.0%):
Beverages (1.0%):
Anheuser-Busch InBev NV	15,794	402

Brazil (1.7%):
Banks (0.5%):
Banco Bradesco SA, Sponsored ADR	21,404	191

Financial Services (0.3%):
Redecard SA	8,900	101

Minerals (0.5%):
Companhia Vale do Rio Doce, ADR	15,183	214

Oil & Gas Exploration-Production & Services (0.4%):
Petroleo Brasileiro SA, ADR	5,723	150
		656
Canada (1.9%):
Retail-Drug Stores (1.9%):
Shoppers Drug Mart Corp.	19,992	740

Czech Republic (0.2%):
Electric Integrated (0.2%):
CEZ AS	2,618	91

Denmark (2.5%):
Pharmaceuticals (2.5%):
Novo Nordisk A/S, Class B	18,222	973

Finland (0.8%):
Electric Integrated (0.4%):
Fortum Oyj	7,543	147

Telecommunications (0.4%):
Nokia Oyj	13,757	169
		316
France (5.4%):
Commercial Services (1.4%):
Bouygues SA	15,848	541

Media (1.5%):
Vivendi	22,685	586

Oil Companies-Integrated (0.9%):
Total SA	7,200	360

Steel (0.2%):
Vallourec SA	860	85

Telecommunications (0.8%):
France Telecom SA	13,443	303

Utilities-Natural Gas (0.6%):
GDF Suez	6,677	256
		2,131

See notes to schedules of investments.

Security Description	Shares	Value
Germany (4.9%):
Chemicals (0.8%):
Bayer AG	5,591	$299

Electric Integrated (0.2%):
E.ON AG	2,977	97

Insurance (3.5%):
Allianz SE	8,246	693
Muenchener Rueckversicherungs-Gesellschaft AG	5,035	670
		1,363
Software & Computer Services (0.4%):
SAP AG	4,734	169
		1,928
Greece (1.1%):
Banks (1.1%):
National Bank of Greece SA	24,778	411

Hong Kong (0.9%):
Telecommunications-Cellular (0.9%):
China Mobile Ltd.	38,500	347

Ireland (Republic of) (0.9%):
Building Materials (0.9%):
CRH PLC	193	4
CRH PLC	14,515	338
		342
		342
Israel (1.4%):
Pharmaceuticals (1.4%):
Teva Pharmaceutical Industries Ltd., Sponsored ADR	13,596	564

Italy (2.5%):
Financial Services (1.7%):
Intesa Sanpaolo	208,138	656

Oil Companies-Integrated (0.8%):
Eni S.p.A	14,891	316
		972
Japan (14.1%):
Electrical Components & Equipment (0.2%):
Sumitomo Electric Industries Ltd.	12,100	91

Financial Services (2.6%):
Mitsubishi UFJ Financial Group, Inc.	148,800	825
Tokio Marine Holdings, Inc.	7,500	198
		1,023
Manufacturing-Diversified (0.9%):
Mitsubishi Corp.	25,200	334

Medical Equipment & Supplies (1.4%):
Terumo Corp.	16,100	545

Office Equipment & Supplies (0.4%):
Canon, Inc.	6,200	167

Pharmaceuticals (1.9%):
Takeda Pharmaceutical Co. Ltd.	16,100	752

Retail-Food (1.6%):
Seven & I Holdings Co. Ltd.	24,100	642

Schools & Educational Services (0.9%):
Benesse Corp.	8,400	357

Telecommunications-Cellular (0.8%):
NTT DoCoMo, Inc.	174	303

See notes to schedules of investments.

Security Description	Shares	Value
Toys (2.4%):
Nintendo Co. Ltd.	3,000	$923

Utilities-Natural Gas (1.0%):
Tokyo Gas Co. Ltd.	80,000	377
		5,514
Luxembourg (0.6%):
Steel (0.6%):
ArcelorMittal	10,508	236

Netherlands (6.5%):
Consumer Products (2.4%):
Unilever NV	42,155	930

Publishing (2.2%):
Reed Elsevier NV	78,317	868

Retail-Food (0.5%):
Koninklijke Ahold NV	17,689	213

Telecommunications (1.4%):
Koninklijke (Royal) KPN NV	39,943	533
		2,544
Singapore (0.7%):
Banks (0.7%):
DBS Group Holdings Ltd.	44,647	258

Spain (3.1%):
Electric Integrated (1.2%):
Iberdrola SA	60,819	472

Telecommunications (1.9%):
Telefonica SA	42,638	758
		1,230
Switzerland (10.3%):
Chemicals (3.3%):
Lonza Group AG	14,038	1,281

Engineering (1.4%):
ABB Ltd.	42,500	553

Financial Services (1.8%):
Credit Suisse Group AG	5,987	153
Zurich Financial Services AG	3,017	545
		698
Food Processing & Packaging (1.9%):
Nestle SA	20,957	725

Pharmaceuticals (1.9%):
Novartis AG	8,158	337
Roche Holding AG	2,977	419
		756
		4,013
United Kingdom (21.5%):
Aerospace/Defense (1.2%):
BAE Systems PLC	80,771	471

Commercial Services (2.2%):
Babcock International Group PLC	60,659	444
G4S PLC	144,014	401
		845
Consumer Products (0.5%):
Reckitt Benckiser Group PLC	5,551	215

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Financial Services (0.6%):
HSBC Holdings PLC	30,249	$236

Food Service (1.1%):
Compass Group PLC	83,763	414

Human Resources (0.8%):
Capita Group PLC	29,404	298

Insurance (1.9%):
Admiral Group PLC	31,858	414
Prudential PLC	72,567	350
		764
Minerals (3.2%):
BHP Billiton PLC	73,048	1,245

Oil Companies-Integrated (7.4%):
BG Group PLC	99,983	1,380
BP PLC	137,931	980
Royal Dutch Shell PLC	20,796	523
		2,883
Pharmaceuticals (1.4%):
GlaxoSmithKline PLC	31,498	557

Telecommunications-Cellular (0.5%):
Vodafone Group PLC	108,148	201

Television (0.7%):
British Sky Broadcasting Group PLC	40,412	290
		8,419

Total Common Stocks (Cost $37,063)		34,275

Exchange Traded Funds (9.8%)
Japan (3.8%):
Nikkei 225	16,935	1,499

United States (6.0%):
iShares MSCI EAFE Index Fund	15,133	586
iShares MSCI Japan Index Fund	209,086	1,762
		2,348

Total Exchange Traded Funds (Cost $4,203)		3,847

Cash Equivalents (3.6%)
Citibank Money Market Deposit Account, 0.34% (b)	$1,411	1,411

Total Cash Equivalents (Amortized Cost $1,411)		1,411

Total Investments (Cost $42,677) — 101.0%		39,533

Liabilities in excess of other assets — (1.0)%		(401)

NET ASSETS — 100.0%		$39,132

(a)	All securities, except those traded on United States or Canadian exchanges, are fair valued at 1/31/09.

(b)	Rate periodically changes. Rate disclosed is the daily yield on 1/31/09.

ADR	American Depositary Receipt

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
International Select Fund (a)	January 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (89.7%)
Australia (3.1%):
Insurance (3.1%):
QBE Insurance Group Ltd.	79,119	$1,191

Belgium (0.7%):
Beverages (0.7%):
Anheuser-Busch InBev NV	11,043	281

Brazil (1.5%):
Banks (1.5%):
Banco Bradesco SA, Sponsored ADR	67,409	603

Canada (3.0%):
Retail-Drug Stores (3.0%):
Shoppers Drug Mart Corp.	32,165	1,190

Denmark (3.6%):
Pharmaceuticals (3.6%):
Novo Nordisk A/S, Class B	26,508	1,415

France (6.8%):
Commercial Services (1.4%):
Bouygues SA	15,921	544

Media (1.8%):
Vivendi	27,477	709

Oil Companies-Integrated (2.2%):
Total SA	17,254	863

Telecommunications (0.8%):
France Telecom SA	13,480	304

Utilities-Natural Gas (0.6%):
GDF Suez	6,708	258
		2,678
Germany (3.6%):
Insurance (3.6%):
Allianz SE	7,919	666
Muenchener Rueckversicherungs-Gesellschaft AG	5,584	743
		1,409
		1,409
Greece (1.0%):
Banks (1.0%):
National Bank of Greece SA	22,305	370

Hong Kong (1.8%):
Telecommunications-Cellular (1.8%):
China Mobile Ltd.	79,000	713

Ireland (Republic of) (0.8%):
Building Materials (0.8%):
CRH PLC	13,366	311

Israel (1.5%):
Pharmaceuticals (1.5%):
Teva Pharmaceutical Industries Ltd., Sponsored ADR	13,658	566

Italy (3.9%):
Financial Services (2.8%):
Intesa Sanpaolo	343,993	1,084

Oil Companies-Integrated (1.1%):
Eni S.p.A	20,285	430
		1,514
Japan (10.4%):
Financial Services (2.7%):
Mitsubishi UFJ Financial Group, Inc.	121,200	672
Tokio Marine Holdings, Inc.	15,200	401
		1,073

See notes to schedules of investments.

Security Description	Shares	Value
Pharmaceuticals (2.9%):
Takeda Pharmaceutical Co. Ltd.	24,200	$1,131

Retail-Food (1.4%):
Seven & I Holdings Co. Ltd.	20,400	544

Toys (2.4%):
Nintendo Co. Ltd.	3,100	954

Utilities-Natural Gas (1.0%):
Tokyo Gas Co. Ltd.	81,000	381
		4,083
Luxembourg (0.5%):
Steel (0.5%):
ArcelorMittal	8,662	194

Netherlands (6.7%):
Consumer Products (3.1%):
Unilever NV	55,399	1,222

Publishing (2.2%):
Reed Elsevier NV	78,674	872

Telecommunications (1.4%):
Koninklijke (Royal) KPN NV	40,125	536
		2,630
Singapore (0.9%):
Banks (0.9%):
DBS Group Holdings Ltd.	59,170	342

Spain (4.8%):
Electric Integrated (1.7%):
Iberdrola SA	86,918	674

Telecommunications (3.1%):
Telefonica SA	68,168	1,213
		1,887
Switzerland (13.6%):
Chemicals (3.8%):
Lonza Group AG	16,567	1,512

Engineering (2.2%):
ABB Ltd.	66,498	865

Financial Services (1.6%):
Zurich Financial Services AG	3,394	613

Food Processing & Packaging (3.5%):
Nestle SA	39,923	1,381

Pharmaceuticals (2.5%):
Roche Holding AG	6,869	966
		5,337

United Kingdom (21.5%):
Aerospace/Defense (1.6%):
BAE Systems PLC	105,827	618

Commercial Services (2.3%):
Babcock International Group PLC	75,482	553
G4S PLC	129,831	361
		914
Consumer Products (1.1%):
Reckitt Benckiser Group PLC	11,349	439

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Food Service (1.0%):
Compass Group PLC	82,954	$410

Insurance (2.4%):
Admiral Group PLC	47,601	619
Prudential PLC	63,112	304
		923
Minerals (4.2%):
BHP Billiton PLC	96,454	1,643

Oil Companies-Integrated (6.0%):
BG Group PLC	97,250	1,342
BP PLC	141,578	1,007
		2,349
Pharmaceuticals (1.4%):
GlaxoSmithKline PLC	30,104	533

Telecommunications-Cellular (0.5%):
Vodafone Group PLC	108,038	201

Television (1.0%):
British Sky Broadcasting Group PLC	52,337	376
		8,406

Total Common Stocks (Cost $38,034)		35,120

Exchange Traded Funds (9.0%)
Japan (4.5%):
Nikkei 225	20,002	1,770

United States (4.5%):
iShares MSCI Japan Index Fund	210,158	1,772

Total Exchange Traded Funds (Cost $3,895)		3,542

Cash Equivalents (0.7%)
Citibank Money Market Deposit Account, 0.34% (b)	$255	255

Total Cash Equivalents (Amortized Cost $255)		255

Total Investments (Cost $42,184) — 99.4%		38,917

Other assets in excess of liabilities — 0.6%		243

NET ASSETS — 100.0%		$39,160

(a)           All securities, except those traded on United States or Canadian exchanges, are fair valued at 1/31/09.

(b)           Rate periodically changes. Rate disclosed is the daily yield on 1/31/09.

ADR                     American Depositary Receipt

PLC                         Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Investment Grade Convertible Fund	January 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Commercial Paper (5.4%)
General Electrical Co., 0.25% (a), 2/2/09	$1,424	$1,424

Total Commercial Paper (Cost $1,424)		1,424

Convertible Corporate Bonds (74.4%)
Audio & Video Products (1.8%):
Dominion Resources, Inc., Convertible Subordinated Notes, Series C, 2.13%, 12/15/23 (b)	455	481

Banks (5.2%):
National City Corp., Convertible Subordinated Notes, 4.00%, 2/1/11	460	422
U.S. Bancorp, Convertible Subordinated Notes, 0.70% (c), 12/11/35 (d)	1,070	966
		1,388
Beverages (0.9%):
Molson Coors Brewing Co., Convertible Subordinated Notes, 2.50%, 7/30/13	225	242

Building-Residential & Commercial (1.6%):
Fluor Corp., Convertible Subordinated Notes, 1.50%, 2/15/24, Callable 2/16/09 @ 100	300	417

Casino Services (1.8%):
International Game Technology, Convertible Subordinated Notes, 2.60%, 12/15/36 (e)	490	475

Computers & Peripherals (5.5%):
Avnet, Inc., Convertible Subordinated Notes, 2.00%, 3/15/34 (d)	100	100
EMC Corp., Convertible Subordinated Notes
1.75%, 12/1/13 (f)	330	310
1.75%, 12/1/13	830	780
NetApp, Inc., Convertible Subordinated Notes, 1.75%, 6/1/13 (f)	350	276
		1,466
Consumer Products (0.3%):
Rayonier TRS Holdings, Inc., Convertible Subordinated Notes, 3.75%, 10/15/12	95	87

Entertainment (2.4%):
Carnival Corp., Convertible Subordinated Notes, 2.00%, 4/15/21 (d)	725	641

Financial Services (3.9%):
Affiliated Managers Group, Inc., Convertible Subordinated Notes, 3.95%, 8/15/38, Callable 8/15/13 @ 100 (f)	450	310
Prudential Financial, Inc., Convertible Subordinated Notes, 0.37% (c), 12/15/37, Callable 6/16/09 @ 100 (d)	390	374
USF&G Corp., 0.00%, 3/3/09 (d)	360	347
		1,031
Health Care (5.7%):
Allergan, Inc., Convertible Subordinated Notes, 1.50%, 4/1/26, Callable 4/5/11 @ 100	420	408
Medtronic, Inc., Convertible Subordinated Notes
1.63%, 4/15/13 (f)	840	740
1.63%, 4/15/13	400	353
		1,501
Manufacturing-Miscellaneous (2.9%):
3M Co., Convertible Subordinated Notes, 0.00%, 11/21/32 (d)	575	431
Danaher Corp., Convertible Subordinated Notes, 0.00%, 1/22/21, Callable 2/12/09 @ 75.30 (e)	395	344
		775
Mining (3.5%):
Newmont Mining Corp., Convertible Subordinated Notes
3.00%, 2/15/12	35	39
1.63%, 7/15/17 (f)	850	893
		932

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Oil & Gas Exploration-Production & Services (7.1%):
Nabors Industries, Inc., Convertible Subordinated Notes, 0.94%, 5/15/11	$695	$599
Transocean, Inc., Convertible Subordinated Notes
Series A
1.63%, 12/15/37 (d)	305	270
Series B
1.50%, 12/15/37 (d)	825	679
Series C
1.50%, 12/15/37 (d)	420	332
		1,880
Oil Marketing & Refining (1.5%):
Sunoco, Inc., Convertible Subordinated Notes, 6.75%, 6/15/12 (d)	175	400

Oilfield Services & Equipment (4.0%):
Cameron International Corp., Convertible Subordinated Notes, 2.50%, 6/15/26, Callable 6/20/11@ 100	560	578
Schlumberger Ltd., Convertible Subordinated Notes
2.13%, 6/1/23 (b)	300	375
2.13%, 6/1/23 (b)(f)	90	113
		1,066
Pharmaceuticals (7.6%):
Alza Corp., Convertible Subordinated Notes, 0.00%, 7/28/20 (e)	612	547
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes
Series C
0.25%, 2/1/26 (d)	910	902
1.75%, 2/1/26	150	160
Wyeth, Convertible Subordinated Notes, 0.97% (c), 1/15/24 (b)	400	399
		2,008
Pipelines (1.7%):
CenterPoint Energy, Inc., Convertible Subordinated Notes, 6.00%, 3/15/12 (d)	471	460

Railroads (0.7%):
CSX Corp., Convertible Subordinated Notes, 0.00%, 10/30/21 (e)	170	175

Real Estate Investment Trusts (5.7%):
Hospitality Properties Trust, Convertible Subordinated Notes, 3.80%, 3/15/27, Callable 3/20/12 @ 100	575	358
ProLogis Trust, Convertible Subordinated Notes, 2.25%, 4/1/37, Callable 4/5/12 @ 100	840	440
Vornado Realty Trust, Convertible Subordinated Notes, 3.63%, 11/15/26 (d)	870	707
		1,505
Retail-Specialty Stores (2.8%):
Best Buy Co., Inc., Convertible Subordinated Notes, 2.25%, 1/15/22 (e)	465	420
TJX Cos., Inc., Convertible Subordinated Notes, 0.00%, 2/13/21 (d)	400	307
		727
Semiconductors (2.6%):
Intel Corp., Convertible Subordinated Notes, 2.95%, 12/15/35	909	696

Telecommunications-Services & Equipment (3.4%):
Nextel Communications, Inc., Convertible Subordinated Notes, 5.25%, 1/15/10 (d)	988	902

Transportation Services (1.8%):
GATX Corp., Convertible Subordinated Notes, 5.00%, 8/15/23 (d)	460	474

Total Convertible Corporate Bonds (Cost $22,359)		19,729

See notes to schedules of investments.

Security Description	Shares	Value
Convertible Preferred Stocks (20.4%)
Banks (2.7%):
Bank of America Corp., Series L, 7.25%	1,431	$722

Chemicals (0.5%):
Celanese Corp., 4.25%	9,140	139

Consumer Products (2.3%):
Archer Daniels Midland Co., 6.25%	16,865	608

Energy (1.4%):
Chesapeake Energy Corp., 4.50%	6,652	386

Financial Services (5.7%):
Citigroup, Inc., Series T, 6.50%	25,275	385
Fifth Third Bancorp, Series G, 8.50%	2,925	104
Huntington Bancshares, Inc., Series A, 8.50%	342	150
Legg Mason, Inc., 7.00%	4,785	89
Newell Financial Trust I, 5.25%	20,400	449
Wells Fargo & Co., Series L, Class A, 7.25%	530	337
		1,514
Insurance (0.8%):
MetLife, Inc., 6.38%	24,475	203

Office Equipment & Supplies (0.7%):
Avery Dennison Corp., 7.88%	6,030	175

Pharmaceuticals (2.0%):
Schering-Plough Corp., 6.00%	3,030	527

Real Estate Investment Trusts (1.0%):
Simon Property Group, Inc., 6.00%	6,820	256
		256
Savings & Loans (3.3%):
New York Community Capital Trust V, 6.00%	16,885	587
Sovereign Capital Trust IV, 4.38%	16,000	284
		871
Total Convertible Preferred Stocks (Cost $9,719)		5,401

Total Investments (Cost $33,502) — 100.2%		26,554

Liabilities in excess of other assets — (0.2)%		(53)

NET ASSETS — 100.0%		$26,501

(a)	Rate represents the effective yield at purchase.

(b)	Continuously callable with 20 days notice.

(c)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/09.

(d)	Continuously callable with 30 days notice.

(e)	Continuously callable with 15 days notice.

(f)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

LLC	Limited Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
National Municipal Bond Fund	January 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (95.5%)
Arizona (6.0%):
Game & Fish Department & Commission Beneficial Interest Certificates, Administration Building Project
4.00%, 7/1/11	$270	$280
4.00%, 7/1/12	540	559
4.50%, 7/1/15	200	211
Maricopa County Unified School District Number 89, Dysart School Improvements, Series B, GO, 5.00%, 7/1/23, Callable 7/1/14 @ 100, FSA	500	585
Mohave County Beneficial Interest Certificates, Jail Facilities Project, 3.25%, 4/1/09, Insured by Assured Guaranty	2,205	2,213
Pima County Unified School District Number 20, Vail School Improvements, Series C, GO, 4.50%, 7/1/15, FSA	220	245
State Board of Regents, University System Revenue, Series 2008 C, 6.00%, 7/1/27, Callable 7/1/18 @ 100	1,000	1,094
		5,187
California (12.7%):
Cabrillo Community College District, GO, 5.25%, 8/1/17, Callable 8/1/14 @ 100, MBIA (a)	4,575	5,217
San Diego Unified School District, Series D, GO
4.75%, 7/1/26, Callable 7/1/17, FSA	2,000	1,974
4.75%, 7/1/27, Callable 7/1/17, FSA	1,600	1,546
University of California Revenues, Series F, 4.75%, 5/15/22, Callable 5/15/13 @ 101, FSA	1,250	1,278
Yuba Levee Financing Authority Revenue, Levee Financing Project, Series A, 5.00%, 9/1/38, Callable 9/1/17 @ 100, Insured by Assured Guaranty	1,125	1,032
		11,047

Colorado (1.4%):
State Springs Hospital Revenue, 4.00%, 12/15/15, FSA	1,150	1,179

Connecticut (0.3%):
State Health & Educational Facilities Authority Revenue, Fairfield University Facilities, Series M
5.00%, 7/1/26, Callable 7/1/18 @ 100	125	122
5.00%, 7/1/27, Callable 7/1/18 @ 100	100	96
		218
Florida (0.3%):
Broward County School Board Certificates of Participation, Series A, 4.00%, 7/1/20, Callable 7/1/18 @ 100, FSA	250	246

Georgia (3.1%):
Carrollton Payroll Development Authority Revenue, Evergreen Complex LLC Project, 5.25%, 7/1/39	625	559
Spalding County, GO
3.50%, 3/1/13, Insured by Assured Guaranty	1,000	1,058
4.00%, 3/1/15, Insured by Assured Guaranty	1,000	1,089
		2,706
Illinois (5.8%):
Chicago Waterworks Revenue, 5.00%, 11/1/22, Callable 11/1/18 @ 100, FSA	1,000	1,053
State Educational Facilities Authority Revenue, Robert Morris College, 5.80%, 6/1/30, Callable 12/1/09 @ 100, MBIA	1,000	964
State Finance Authority Revenue, Alexian, Series A, 5.25%, 1/1/22, Callable 4/14/18 @ 100, FSA	2,000	2,023
State Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration Section 5307-A, 5.25%, 6/1/26, Callable 6/1/18 @ 100, Insured by Assured Guaranty	1,000	1,028
		5,068
Indiana (2.2%):
Carlisle-Sullivan School Building Corp. Revenue, First Mortgage
4.50%, 1/15/17, FSA	250	277
4.50%, 7/15/17, FSA	250	277
State Health & Educational Facilities Finance Authority Revenue, St. Francis, Series E, 5.25%, 5/15/41, Callable 5/1/18 @ 100, FSA	1,500	1,348
		1,902

See notes to schedules of investments.

Security Description	Principal Amount	Value
Kansas (1.0%):
Olathe Health Facilities Revenue, Olathe Medical Center, 3.00%, 9/1/09	$835	$835

Kentucky (1.7%):
Paducah Electric Plant Board Revenue, Series A, 4.25%, 10/1/35, Callable 4/1/19 @ 100, Insured by Assured Guaranty	1,500	1,477

Maine (1.8%):
Westbrook, GO
5.75%, 10/1/19, Callable 10/1/10 @ 101, AMBAC	715	758
5.75%, 10/1/20, Callable 10/1/10 @ 101, AMBAC	730	773
		1,531
Massachusetts (5.5%):
Pittsfield, GO, 5.50%, 4/15/15, Callable 4/15/12 @ 101, MBIA	2,655	2,924
Springfield Water & Sewer Commission Revenue, Series A
5.00%, 10/15/09, Insured by Assured Guaranty	150	155
5.00%, 10/15/10, Insured by Assured Guaranty	475	504
State Health & Educational Facilities Authority Revenue, Emmanuel College, 5.00%, 7/1/10, MBIA	1,150	1,185
		4,768
Michigan (3.0%):
Gaylord Community Schools, GO, 3.50%, 5/1/17, Insured by Assured Guaranty (b)	500	509
Northview Public Schools District, GO
3.50%, 5/1/09, Q-SBLF	625	630
3.50%, 5/1/10, Q-SBLF	400	412
4.00%, 5/1/15, Q-SBLF	250	272
Saginaw Valley State University Revenue, Series B, 5.00%, 7/1/29, Callable 7/1/18 @ 100	775	743
		2,566
Minnesota (0.8%):
Minnesotta Revenue, 4.00%, 6/1/16, Insured by Assured Guaranty	625	680

Missouri (2.1%):
Kearney Public Improvements, GO, 5.50%, 3/1/16, AMBAC	1,000	1,066
St. Louis Municipal Finance Corp. Lease Revenue, Series A, 5.00%, 2/15/18, Callable 2/15/12 @ 100, FGIC	250	278
State Health & Educational Facilities Authority Revenue, The Washington University, Series A, 5.38%, 3/15/39, Callable 3/15/18 @ 100	500	515
		1,859
New Jersey (3.1%):
New Jersey Economic Development Authority Revenue, Series Z, 5.50%, 12/15/34, Callable 12/15/18 @ 100, Insured by Assured Guaranty	500	502
New Jersey Transportation Trust Fund Authority Revenue, Series A, 5.50%, 12/15/38, Callable 12/15/18 @ 100, Insured by Assured Guaranty	1,500	1,512
State Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center
4.00%, 7/1/10	290	293
4.00%, 7/1/11	400	403
		2,710
New York (1.2%):
State Dormitory Authority Revenues, Non-State Supported Debt, University of Rochester, Series A, 5.00%, 7/1/23, MBIA	175	176
State Dormitory Authority Revenues, Non-State Supported Debt, Health Quest Systems, Series B, 5.13%, 7/1/37, Callable 7/1/17 @ 100, Insured by Assured Guaranty	1,000	905
		1,081

See notes to schedules of investments.

Security Description	Principal Amount	Value
North Carolina (1.0%):
East Carolina University Revenue, Series A, 5.25%, 11/1/21, AMBAC	$750	$826

Ohio (15.2%):
American Municipal Power, Ohio, Inc., Electricity Purchase Revenue, Series A, 5.00%, 2/1/10, Guaranty Agreement Goldman Sachs Group	2,000	1,960
Cincinnati City School District, Classroom Facilities Construction & Improvement, 5.00%, 12/1/12, MBIA, FGIC	2,000	2,249
Columbus Sewer Revenue, 4.25%, 6/1/30, Callable 12/1/17 @ 100	125	110
Elida Local School District, School Facilities & Construction, GO, 4.75%, 12/1/36, Callable 12/1/18 @ 100, FSA	500	460
Hamilton County Sewer System Improvements Revenue, Metropolitan Sewer District, Series A, 5.75%, 12/1/25, Callable 6/1/10 @ 101, MBIA	450	485
Harrison, GO
5.45%, 12/1/10, FGIC	150	160
5.90%, 12/1/18, Callable 12/1/10 @ 100, FGIC	250	273
Little Miami Local School District, School Improvements, 5.00%, 12/1/34, Prerefunded 12/1/16 @ 100, FSA	1,500	1,799
McDonald School District, GO, 6.00%, 12/1/22, Callable 12/1/10 @ 100, AMBAC	1,000	1,094
Ohio State, Series A, GO, 2.25%, 9/15/12	2,000	2,043
Ross County Hospital Revenue, Adena Health System, 5.25%, 12/1/38, Callable 12/1/18 @ 100, Insured by Assured Guaranty	1,700	1,498
State Highway Capital Improvements, Series F, GO, 5.25%, 5/1/11	1,000	1,088
		13,219
Pennsylvania (8.7%):
Centennial School District Bucks County, Series A, GO
3.00%, 12/15/15, FSA State Aid Withholding (b)	340	348
3.25%, 12/15/17, FSA State Aid Withholding (b)	260	262
Easton Area School District, GO, 5.20%, 4/1/28, Callable 4/1/18 @ 100, FSA State Aid Withholding	500	507
Elizabeth Township Sanitation Authority Revenue, 6.30%, 12/15/38, Callable 6/15/14 @ 100, FSA	500	530
Erie School District, GO, 5.80%, 9/1/29, Callable 9/1/10 @ 100, AMBAC	250	270
Montgomery County Higher Education & Health Authority Revenue Health Systems, Catholic Health East, Series C, 5.50%, 11/15/24, Callable 11/15/14 @ 100	1,000	1,201
Mountaintop Area Joint Sanitation Authority Revenue, 5.65%, 12/15/30, Callable 12/15/10 @ 100, MBIA	250	272
Pennsylvania Turnpike Commission Revenue, Series A, 3.13%, 6/1/19, Insured by Assured Guaranty	1,875	1,788
Saint Mary Hospital Authority Health Systems Revenue, Catholic Health East, Series B
5.50%, 11/15/24, Callable 11/15/14 @ 100	100	120
5.38%, 11/15/34, Callable 11/15/14 @ 100	1,000	1,190
University of Pittsburgh of the Commonwealth System of Higher Education Revenue, Series A, 3.00%, 9/15/12	1,000	1,036
		7,524
South Carolina (1.0%):
Spartanburg County Regional Health Services District Revenue, Series D, 4.00%, 4/15/17, Insured by Assured Guaranty	350	356
University of South Carolina Revenue, Series A, 5.75%, 6/1/30, Callable 6/1/20 @ 100, FGIC	500	534
		890
South Dakota (3.0%):
State Building Authority Revenue
4.50%, 6/1/28, Callable 6/1/18 @ 100, FSA	275	254
5.00%, 6/1/33, Callable 6/1/18 @ 100, FSA	2,425	2,336
		2,590

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Texas (9.7%):
Forney Independent School District, School Building, GO, Series A, 6.00%, 8/15/37, Callable 8/15/18 @ 100, PSF-GTD	$850	$905
Frisco Independent School District, School Building, GO, Series A, 6.00%, 8/15/38, Callable 8/15/18 @ 100, PSF-GTD	1,500	1,596
Harris County Hospital District Revenue, Series A, 5.25%, 2/15/37, Callable 2/15/17 @ 100, MBIA	1,000	891
Hidalgo County, GO, 5.00%, 8/15/28, Callable 8/15/18 @ 100, Insured by Assured Guaranty (b)	750	744
Judson Independent School District, GO, 4.50%, 2/1/35, Callable 2/1/17 @ 100, PSF-GTD	1,500	1,359
North Texas Tollway Authority Revenue, First Tier, Series K-1, 5.75%, 1/1/38, Callable 1/1/19 @ 100, Insured by Assured Guaranty	750	766
Pharr-San Juan-Alamo Independent School District, School Building, GO, 5.00%, 2/1/38, Callable 2/1/18 @ 100, PSF-GTD	250	245
University of Houston Revenues, 5.00%, 2/15/38, Callable 2/15/18 @ 100, FSA	2,000	1,938
		8,444
Washington (3.3%):
State Health Care Facilities Authority Revenue, Providence Health System, Series C, 5.25%, 10/1/33, Callable 3/19/18 @ 102, FSA	1,750	1,622
Whitman County School District Number 267, Pullman, GO, 5.63%, 12/1/17, Callable 6/1/12 @ 100, FSA	1,115	1,226
		2,848
West Virginia (1.6%):
School Building Authority Excess Lottery Revenue, 4.63%, 7/1/23, Callable 7/1/18 @ 100	780	793
State School Building Authority Revenue, Capital Improvements, Series A, 3.75%, 7/1/09, FGIC	550	555
		1,348
Total Municipal Bonds (Cost $80,161)		82,749
Investment Companies (3.2%)
BlackRock Liquidity Funds MuniFund, 0.75% (c)	1,000,000	1,000
Fidelity Institutional Tax Exempt Fund, 0.46% (c)	1,806,452	1,806

Total Investment Companies (Cost $2,806)		2,806

Total Investments (Cost $82,967) — 98.7%		85,555

Other assets in excess of liabilities — 1.3%		1,156

NET ASSETS — 100.0%		$86,711

(a)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(b)	Security purchased on a “when-issued” basis.

(c)	Rate disclosed is the one day yield as of 1/31/09.

AMBAC	Insured by American Municipal Bond Assurance Corp.

FGIC	Insured by Financial Guaranty Insurance Co.

FSA	Insured by Federal Security Assurance

GO	General Obligation

LLC	Limited Liability Co.

MBIA	Insured by Municipal Bond Insurance Association

PSF-GTD	Public School Fund Guaranteed

Q-SBLF	Qualified School Bond Loan Fund

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Bond Fund	January 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (97.8%)
General Obligations (68.4%):
County, City & Special District (12.9%):
Cleveland, 5.75%, 8/1/12, MBIA	$875	$988
Columbus, Series A, 5.00%, 12/15/12	5,000	5,663
Erie County, 5.50%, 10/1/20, Prerefunded 10/1/10 @ 100, FGIC	250	269
Mahoning County, 5.50%, 12/1/23, Callable 12/1/18 @ 100, FSA	1,085	1,177
North Royalton, 4.40%, 12/1/23, Callable 12/1/18 @ 100	500	500
Portage County, 5.25%, 12/1/24, Callable 12/1/14 @ 100, AMBAC	760	790
Summit County, Series R
5.50%, 12/1/13, FGIC	250	292
5.50%, 12/1/16, FGIC	535	647
5.50%, 12/1/17, FGIC	930	1,124
5.50%, 12/1/18, FGIC	1,095	1,324
Vandalia, 5.25%, 12/1/21, Callable 12/1/14 @ 100, AMBAC	1,305	1,398
Warren County Special Assessment, 6.55%, 12/1/14	530	604
		14,776

Public Facilities (Convention, Sport, Public Buildings) (0.6%):
Hilliard, 5.25%, 12/1/27, Callable 12/1/12 @ 100	625	716

Public Improvements (4.7%):
Akron, 5.50%, 12/1/21, Callable 12/1/10 @ 101	510	558
Richland County, Correctional Facilities Improvement
5.00%, 12/1/16, Insured by Assured Guaranty	185	210
5.88%, 12/1/24, Callable 12/1/18 @ 100, Insured by Assured Guaranty	350	379
6.13%, 12/1/38, Callable 12/1/18 @ 100, Insured by Assured Guaranty	500	525
State Natural Resources, Series L, 5.00%, 10/1/16	2,840	3,326
Toledo, 5.13%, 12/1/21, Callable 12/1/18 @ 100, Insured by Assured Guaranty	400	433
		5,431

Schools & Educational Services (48.2%):
Allen East Local School District, 5.38%, 12/1/25, Callable 12/1/14 @ 100, AMBAC	1,900	2,279
Anthony Wayne Local School District, 5.75%, 12/1/30, Callable 12/1/10 @ 101, FSA	2,215	2,433
Barberton City School District, 4.50%, 12/1/33, Callable 6/1/18 @ 100, SD Credit Program	450	403
Barnesville Village School District, District Credit Program, 5.75%, 12/1/22, Callable 12/1/10 @ 101	500	549
Chillicothe City School District
5.00%, 12/1/17, Callable 12/1/14 @ 100, FGIC	1,145	1,347
5.00%, 12/1/19, Callable 12/1/14 @ 100, FGIC	1,245	1,465
5.25%, 12/1/23, Callable 12/1/14 @ 100, FGIC	1,580	1,881
5.25%, 12/1/26, Callable 12/1/14 @ 100, FGIC	840	1,000
Cincinnati City School District, Classroom Facilities Construction & Improvement, 5.00%, 12/1/12, FGIC	3,000	3,373
Columbus City School District, 4.50%, 12/1/24, Callable 12/1/17 @ 100, FSA	355	357
East Holmes Local School District, 6.13%, 12/1/20, Callable 12/1/10 @ 102, FGIC	500	558
Elida Local School District, School Facilities & Construction
3.50%, 12/1/15, FSA	955	1,009
3.75%, 12/1/17, FSA	1,245	1,307
0.00%, 12/1/21, FSA	1,455	797
0.00%, 12/1/23, FSA	1,455	682
Fairfield City School District, 7.45%, 12/1/14, FGIC	1,000	1,179
Hamilton City School District Improvements, Series A
5.38%, 12/1/16, Callable 12/1/11 @ 100, FGIC	1,200	1,339
6.15%, 12/1/16, State Aid Withholding	600	740
Jackson Local School District, 5.63%, 12/1/25, Callable 12/1/10 @ 100, FSA	1,500	1,630
Lake Local School District, Wood County, 5.30%, 12/1/21, Callable 12/1/11 @ 101, MBIA	1,575	1,769

See notes to schedules of investments.

Security Description	Principal Amount	Value
Lima City School District
6.00%, 12/1/22, Prerefunded 12/1/10 @ 102, AMBAC	$1,970	$2,194
6.00%, 12/1/22, Callable 12/1/10 @ 102, AMBAC	30	31
Little Miami Local School District, School Improvements, 5.00%, 12/1/34, Prerefunded 12/1/16 @ 100, FSA	3,000	3,597
Madeira City School District, 5.25%, 12/1/20, Callable 12/1/14 @ 100, MBIA	1,150	1,369
Marion Local School District, 5.75%, 12/1/22, Callable 12/1/10 @ 101, MBIA	230	253
Marysville Exempt Village School District
5.25%, 12/1/18, Callable 12/1/12 @ 100, MBIA	605	651
6.00%, 12/1/24, Callable 12/1/10 @ 101, AMBAC	725	800
Milford Exempt Village School District, School Improvement, 5.50%, 12/1/30, FSA	325	353
Minerva Local School District
5.13%, 12/1/20, Prerefunded 12/1/12 @ 100, MBIA	1,275	1,448
5.13%, 12/1/20, Callable 12/1/12 @ 100, MBIA	1,425	1,534
Newcomerstown Exempt Village School Facilities, 6.25%, 12/1/23, Callable 12/1/10 @ 102, MBIA	900	938
Nordonia Hills City School District
5.38%, 12/1/20, Callable 12/1/10 @ 101, AMBAC	1,500	1,637
5.45%, 12/1/25, Callable 12/1/10 @ 101, AMBAC	1,500	1,640
Ohio State, Series A, 4.00%, 9/15/18	5,000	5,413
Sidney City School District, 4.70%, 12/1/11, FGIC	200	214
Springboro Community City School District, 5.00%, 12/1/23, Callable 6/1/14 @ 100, MBIA	2,065	2,411
Worthington City School District
6.00%, 12/1/10, FGIC	2,175	2,360
6.00%, 12/1/11, FGIC	2,255	2,527
		55,467
Transportation (1.0%):
Toledo, Street Improvements, 5.00%, 12/1/16, Callable 12/1/11 @ 100, MBIA	1,050	1,125

Utilities (Sewers, Telephone, Electric) (1.0%):
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15	255	310
Greene County, Water Systems, 5.75%, 12/1/22, Callable 12/1/18 @ 100	500	562
Huron County, Landfill Issue II, 5.60%, 12/1/09, Callable 3/16/09 @ 101, MBIA	320	324
		1,196
		78,711
Revenue Bonds (29.4%):
Hospitals, Nursing Homes & Health Care (11.2%):
Akron Bath Copley, Joint Township Hospital District Revenue, General Health Systems, Series A
5.00%, 1/1/11	500	507
5.00%, 1/1/14	430	433
Franklin County Hospital Revenue, The Children’s Hospital Project, Series C, 5.00%, 5/1/16, Callable 5/1/15 @ 100, FGIC	1,335	1,418
Lorain County Hospital Revenue, Catholic Healthcare, Series C2, 5.00%, 4/1/33, Callable 5/9/18 @ 100, FSA	5,900	5,255
Lucas County Hospital Revenue, 5.75%, 11/15/14, MBIA	1,785	1,791
Lucas County Hospital Revenue, Promedica Healthcare Group, Series B, 5.00%, 11/15/10, AMBAC	1,290	1,324
Ross County Hospital Revenue, Adena Health System, 5.25%, 12/1/38, Callable 12/1/18 @ 100, Insured by Assured Guaranty	2,500	2,203
		12,931
Housing (3.8%):
Capital Corp. for Housing Management, Kent Gardens, Series II, 6.35%, 7/1/15, Callable 3/11/09 @ 100, FHA	630	631
State Housing Finance Agency, Capital Fund Revenue, Series A
4.50%, 4/1/11, FSA	695	739
5.00%, 4/1/27, Callable 4/1/17 @ 100, FSA	3,000	3,030
		4,400

See notes to schedules of investments.

Security Description	Principal Amount	Value
Public Improvements (0.8%):
Cincinnati Economic Development Revenue, Series A, 4.75%, 11/1/28, Callable 11/1/13 @ 102	$275	$268
Twinsburg, 5.50%, 12/1/15, Callable 12/1/11 @ 100, FGIC	600	652
		920
Schools & Educational Services (6.1%):
Cincinnati Technical College
5.00%, 10/1/10, AMBAC	500	515
5.00%, 10/1/12, AMBAC	650	685
Ohio State University General Receipts, Series A, 5.75%, 12/1/24, Prerefunded 12/1/09 @ 101	1,250	1,317
State Higher Educational Facility Commission Revenue, John Carroll University Project
5.00%, 11/15/12	400	426
5.00%, 11/15/13	250	270
5.50%, 11/15/17, Callable 11/15/13 @ 100	420	446
5.50%, 11/15/18, Callable 11/15/13 @ 100	335	352
State Higher Educational Facility Revenue, College of Wooster Project, 5.00%, 9/1/16, Callable 9/1/15 @ 100	600	649
University Akron General Receipts, 5.75%, 1/1/12, Prerefunded 1/1/10 @ 101, FGIC	500	529
University Toledo General Receipts Bonds, Series A
3.25%, 6/1/11, Insured by Assured Guaranty	275	286
4.00%, 6/1/12, Insured by Assured Guaranty	350	375
4.25%, 6/1/24, Callable 6/1/18 @ 100, Insured by Assured Guaranty	750	723
4.25%, 6/1/25, Callable 6/1/18 @ 100, Insured by Assured Guaranty	420	396
		6,969
Utilities (Sewers, Telephone, Electric) (4.4%):
Akron Sewer System Revenue, 4.95%, 12/1/10, AMBAC	300	313
American Municipal Power, Ohio, Inc., Electricity Purchase Revenue, Series A, 5.00%, 2/1/10, Guaranty Agreement Goldman Sachs Group	2,000	1,960
Columbus Sewer Revenue, 4.25%, 6/1/30, Callable 12/1/17 @ 100	3,150	2,784
		5,057
Utilities-Water (3.1%):
Akron Waterworks Revenue, 5.63%, 12/1/20, Callable 6/1/10 @ 100, AMBAC	1,250	1,286
Avon Lake Water System Revenue
Series A
5.50%, 10/1/17, Callable 10/1/10 @ 100, AMBAC	420	452
5.50%, 10/1/18, Callable 10/1/10 @ 100, AMBAC	445	479
Napoleon Water System Revenue, 3.75%, 12/1/13, FSA	140	148

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Warren County Waterworks Revenue, Warren County Water District
5.00%, 12/1/16, Callable 12/1/12 @ 101, FSA	$645	$701
5.00%, 12/1/18, Callable 12/1/12 @ 101, FSA	430	461
		3,527
		33,804

Total Municipal Bonds (Cost $105,895)		112,515

Investment Companies (1.2%)
Touchstone Ohio Money Market, 0.60% (a)	1,411,361	1,411

Total Investment Companies (Cost $1,411)		1,411

Total Investments (Cost $107,306) — 99.0%		113,926

Other assets in excess of liabilities — 1.0%		1,147

NET ASSETS — 100.0%		$115,073

(a)	Rate disclosed is the one day yield as of 1/31/09.

AMBAC	Insured by American Municipal Bond Assurance Corp.

FGIC	Insured by Financial Guaranty Insurance Co.

FHA	Insured by Federal Housing Administration

FSA	Insured by Federal Security Assurance

MBIA	Insured by Municipal Bond Insurance Association

The Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Money Market Fund	January 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (95.2%)
Ohio (95.2%):
Akron Bath Copley, Joint Township Hospital District Revenue, Hospital Facilities, Summa Health Systems, Series B, 0.49% (a), 11/1/34, LOC Bank One N.A.	$12,060	$12,060
Allen County, Hospital Facilities Revenue, Catholic Healthcare, Series D, 0.45% (a), 10/1/31, LOC Wachovia Bank N.A.	8,250	8,250
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners
Series A
0.35% (a), 10/1/31, LOC Bank of America N.A.	7,135	7,135
Series C
0.60% (a), 10/1/31, LOC Wachovia Bank N.A.	3,650	3,650
Beachwood, Building Acquisition, GO, BAN, 2.25%, 12/3/09	1,000	1,005
Beavercreek City School District, School Improvement, GO, BAN, 2.00%, 8/18/09	3,000	3,013
Bellevue Hospital Facilities Revenue, Bellevue Hospital Project, 3.00% (a), 8/1/33, LOC Fifth Third Bank	1,555	1,555
Brunswick, Special Assessment Improvement, BAN, 2.45%, 4/2/09	2,030	2,031
Buckeye Valley Local School District Delawarw County, School Facilities Construction, GO, BAN, 2.00%, 6/23/09	7,500	7,522
Butler County Revenue, Lakota Family YMCA, 0.47% (a), 5/1/27, LOC PNC Bank N.A.	2,000	2,000
Butler County, Capital Funding Revenue CCAO Low Cost Capital, Series A, 0.49% (a), 6/1/35, LOC U.S. Bank N.A.	1,390	1,390
Butler County, GO, BAN, 3.75%, 8/6/09, AMT	1,965	1,972
Butler County, Health Care Facilities Revenue, 3.00% (a), 9/1/22, LOC Fifth Third Bank	1,500	1,500
Butler County, Health Care Facilities Revenue, Colonial Senior Services, Inc. Project, 0.51% (a), 7/1/24, LOC U.S. Bank N.A.	3,650	3,650
Butler County, Health Care Facilities Revenue, Lifesphere Project, 0.56% (a), 5/1/30, LOC U.S. Bank N.A.	5,605	5,605
Butler County, Health Care Facilities Revenue, Refunding & Improvement, Lifesphere Project, 0.40% (a), 5/1/27, LOC U.S. Bank N.A.	3,085	3,085
Butler County, Port Authority Economic Development Facilities Revenue, Refunding & Improvement, Great Miami Valley, 0.40% (a), 9/1/37, LOC JP Morgan Chase Bank	7,700	7,700
Cincinnati & Hamilton County Port Authority, EDR, Kenwood Office Association Project, 3.95% (a), 9/1/25, LOC Fifth Third Bank	2,800	2,800
Cleveland Airport System Revenue, Series A, 0.55% (a), 1/1/27, LOC Wachovia Bank N.A., AMT	14,900	14,900
Cleveland-Cuyahoga County, Port Authority Revenue, Carnegie/89th Garage Project, 0.35% (a), 1/1/37, LOC JP Morgan Chase Bank	3,550	3,550
Cleveland-Cuyahoga County, Port Authority Revenue, CBT Project, 1.05% (a), 6/1/31, LOC Charter One Bank N.A.	1,800	1,800
Clinton County, Hospital Revenue, Memorial Hospital, 1.15% (a), 6/1/32, LOC Fifth Third Bank	900	900
Columbus Regional Airport Authority Capital Funding Revenue, OASBO Expanded Asset, Series SR, 0.49% (a), 7/1/35, LOC U.S. Bank N.A.	2,980	2,980
Columbus Regional Airport Authority Capital Funding Revenue, OASBO Program, Series A, 0.49% (a), 3/1/34, LOC U.S. Bank N.A.	2,060	2,060
Columbus, GO, Series B, 5.00%, 7/1/09	1,000	1,017
Coshocton County, Memorial Hospital Project Revenue, 0.90% (a), 3/1/17, LOC Bank One Columbus N.A.	1,960	1,960
Cuyahoga County, Health Care Facilities Revenue, Jennings Center Older Project, 2.42% (a), 11/1/23, LOC Fifth Third Bank	2,200	2,200
Cuyahoga County, IDR, Progressive Plastics Project, 3.00% (a), 11/1/13, LOC Bank One Columbus N.A., AMT	460	460
Darke County, GO, BAN, 2.50%, 6/17/09	1,750	1,753
Defiance, GO, BAN, 2.50%, 4/16/09	2,000	2,002
Delaware County, Health Care Facilities Revenue, Willow Brook Christian Communities, Series B, 1.15% (a), 1/1/13, LOC Fifth Third Bank	7,050	7,050
Dublin City School District, School Construction, GO, BAN, 2.00%, 5/28/09	2,700	2,708
Englewood, IDR, YMCA Dayton Project, Series A, 0.90% (a), 3/1/27, LOC Bank One N.A.	3,615	3,615

See notes to schedules of investments.

Security Description	Principal Amount	Value
Erie County, Health Care Facilities Revenue, Series B, 0.60% (a), 10/1/21, LOC Bank One N.A.	$3,645	$3,645
Forest Park, GO, BAN, 4.30%, 11/3/09	1,750	1,757
Franklin County, EDR, Columbus Electric Funded Project, 0.51% (a), 4/1/21, LOC Bank One N.A.	1,240	1,240
Franklin County, Health Care Facilities Revenue, Friendship Village of Dublin, Series B, 0.45% (a), 11/1/34, LOC LaSalle National Bank N.A.	8,800	8,800
Franklin County, Hospital Revenue, Children’s Hospital Project, Series B, 0.53% (a), 12/1/14, SPA Bank One Columbus N.A. (b)	4,800	4,800
Franklin County, Hospital Revenue, U.S. Health Corp., Series C, 0.43% (a), 12/1/11, LOC U.S. Bank N.A.	860	860
Franklin County, IDR, Bricker & Eckler, 0.91% (a), 11/1/14, LOC Bank One Columbus N.A.	205	205
Franklin County, Multifamily Revenue, Hanover Ridge Apartments, 0.64% (a), 12/15/30, FNMA, AMT	1,450	1,450
Hamilton County, EDR,, 0.52% (a), 11/1/21, LOC Fifth Third Bank	11,800	11,800
Hamilton County, EDR, Samuel W. Bell Home Project, 0.51% (a), 4/1/22, LOC U.S. Bank N.A.	2,595	2,595
Hamilton County, Hospital Facilities Revenue, Beechwood Home for the Incurables Project, 0.51% (a), 7/1/22, LOC Star Bank	2,300	2,300
Hamilton County, Hospital Facilities Revenue, Children’s Hospital Medical Center, 0.47% (a), 5/15/28, LOC JP Morgan Chase Bank	4,700	4,700
Hilliard, IDR, National Sign, 1.50% (a), 12/1/19, LOC Bank One N.A., AMT	1,755	1,755
Huber Heights City School District, School Improvement, GO, BAN, 2.00%, 8/18/09	3,200	3,211
Huron County, IDR, American Baler Project, 3.65% (a), 4/1/11, LOC Bank One Indianapolis, AMT (b)	425	425
Independence, GO, BAN, 2.10%, 4/30/09	3,800	3,803
Kent State University Revenue, General Receipts, Series B, 0.20% (a), 5/1/32, LOC Bank of America N.A.	5,000	5,000
Licking County, Career & Technology Education Certificates, School Facilities, GO, BAN, 3.00%, 9/8/09	1,100	1,106
Lorain County, IDR, Malt Properties Ltd. Project, 0.50% (a), 4/1/34, LOC Bank One N.A., AMT	4,252	4,252
Lucas County Health Care Facilities Revenue, Sunset Retirement Communities, Inc., Series B, 1.53% (a), 8/15/30, LOC Fifth Third Bank	1,445	1,445
Lyndhurst Economic Development Revenue, Hawken School Project, 0.47% (a), 5/1/27, LOC National City Bank	4,195	4,195
Mansfield, GO, BAN, 2.50%, 8/18/09	4,335	4,347
Mansfield, Security System Improvement, GO, BAN, 4.60%, 8/18/09	305	307
Marietta, Capital Facilities, GO, BAN, 2.50%, 5/20/09	1,008	1,009
Marietta, Water Line, BAN, 3.25%, 4/2/09	415	415
Marion, GO, BAN, 3.75%, 10/15/09	7,475	7,500
Mason, IDR, Crane Plastics Co., 0.57% (a), 2/1/33, LOC U.S. Bank N.A., AMT	4,000	4,000
Mason, Tax Increment Financing Revenue, Tylersville Crossing Project, 1.30% (a), 12/1/23, LOC Fifth Third Bank	505	505
Monroe, Tax Increment Revenue, Corridor 75 Park Ltd. Project, 0.60% (a), 12/1/18, LOC National City Bank	2,000	2,000
Montgomery County, Catholic Health Revenue
Series B
0.43% (a), 12/1/25, SPA Bayerische Landesbank	1,900	1,900
Series B-2
0.38% (a), 4/1/37	4,150	4,150
Montgomery County, EDR, Benjamin & Marian Project, Series B, 0.52% (a), 8/1/16, LOC National City Bank	1,300	1,300
Montgomery County, IDR, Citywide Development Corp. Project, 3.00% (a), 12/1/13, LOC Bank One Dayton N.A., AMT	1,070	1,070
Montgomery County, Multifamily Housing Revenue, Cambridge Commons Apartments, Series A, 0.63% (a), 4/1/38, FHLB	4,225	4,225
Napoleon, GO, BAN, 2.55%, 7/22/09	1,890	1,895
Nordonia Hills City School District, GO, BAN, 2.38%, 6/23/09	1,600	1,607
Ohio State Higher Educational Facility Revenue, Case Western Reserve University, Series B-1, 0.25% (a), 12/1/44, LOC Bank of America N.A.	5,150	5,150

See notes to schedules of investments.

Security Description	Principal Amount	Value
Olmsted Falls, Fire Station Improvement, GO,BAN, 2.25%, 8/19/09, National City Bank	$1,100	$1,101
Olmsted Falls, GO, BAN, 2.25%, 8/19/09, National City Bank	2,075	2,078
Parma Healthcare Facilities Revenue, Catholic Charities Facilities Corp., 3.00% (a), 10/1/29, LOC RBS Citizens N.A.	2,000	2,000
Paulding County, Solid Waste Disposal Revenue, Lafarge Corp. Project, 0.75% (a), 8/1/26, LOC Bayerische Landesbank, AMT	5,550	5,550
Penta Career Center, Building Construction, GO, TAN, 2.00%, 2/26/09	5,500	5,502
Perrysburg, GO, BAN, 2.13%, 5/21/09	2,050	2,051
Portage County, Health Care Facilities Revenue, Coleman Professional Services, 0.90% (a), 12/1/22, LOC Bank One N.A.	2,975	2,975
Salem Hospital Revenue, Salem Community Hospital, 0.40% (a), 9/1/35, LOC JP Morgan Chase Bank	6,240	6,240
Stark County, Sewer District, GO, BAN, Series 2008-1, 2.65%, 9/10/09, Callable 3/6/09 @100	3,125	3,125
State Air Quality Development Authority Revenue, AK Steel, Series A, 0.50% (a), 6/1/24, LOC ABN AMRO Bank, AMT	9,000	9,000
State Air Quality Development Authority Revenue, Multi-Modal-Timken Project, 0.90% (a), 11/1/25, LOC Fifth Third Bank	4,385	4,385
State Air Quality Development Authority Revenue, Pollution Control, FirstEnergy Nuclear Generation Corp., Series A, 0.60% (a), 6/1/33, LOC Wachovia Bank N.A., AMT	9,900	9,900
State Air Quality Development Authority Revenue, Pollution Control, FirstEnergy Solutions Corp., Series B, 0.35% (a), 8/1/29, LOC Bank of America N.A.	500	500
State Environmental Improvement Revenue, Newark Group Industrial Income Project, 0.75% (a), 12/1/26, LOC JP Morgan Chase Bank	3,050	3,050
State Higher Educational Facility Commission Revenue, Pooled Financing Program, Series A, 1.05% (a), 9/1/26, LOC Fifth Third Bank	5,790	5,790
State Higher Educational Facility Revenue, Cleveland Institute of Music Project, 0.47% (a), 5/1/30, LOC National City Bank	15,000	15,000
State Higher Educational Facility Revenue, Pooled Financing Program, Series B, 1.05% (a), 11/1/28, LOC Fifth Third Bank	2,950	2,950
State Higher Educational Facility Revenue, Pooled Financing Program 2004, Series A, 1.05% (a), 9/1/28, LOC Fifth Third Bank	2,465	2,465
State Pollution Control Revenue, Air Project, 0.60% (a), 5/1/22, LOC BP Amoco	700	700
State Solid Waste Revenue, BP Chemical, Inc. Project, 0.52% (a), 8/1/34, AMT	1,900	1,900
State Solid Waste Revenue, BP Exploration & Oil Project
0.52% (a), 2/1/33, AMT	1,700	1,700
0.52% (a), 8/1/34, AMT	1,300	1,300
0.52% (a), 8/1/34, AMT	650	650
State Solid Waste Revenue, BP Products North America, Series B, 0.52% (a), 8/1/34, AMT	1,130	1,130
State Water Development Authority, Environmental Improvement Revenue, Waste Management Project, Series B, 0.79% (a), 7/1/20, LOC Bank of America N.A., AMT	1,700	1,700
State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Generation Corp., Series A, 0.35% (a), 5/15/19, LOC Barclays Bank PLC	100	100
Strongsville, GO, BAN, Series 2, 3.25%, 5/14/09	2,740	2,743
Toledo, City Services Special Assessment Notes
0.50% (a), 6/1/09, LOC State Street B&T Co.	5,200	5,200
0.57% (a), 6/1/10, LOC State Street B&T Co.	2,000	2,000
0.57% (a), 12/1/10, LOC State Street B&T Co.	3,000	3,000
Toledo-Lucas County Port Authority, Series C, 0.45% (a), 5/15/38, LOC Sovereign Bank & Bank of Nova Scotia	870	870
Trumbull County, IDR, 1.50% (a), 10/1/19, LOC Bank One Columbus N.A., AMT	1,150	1,150
Trumbull County, Sewer Improvement, GO, BAN, 2.75%, 3/26/09	615	616
Warren County, GO, BAN, 2.00%, 9/16/09	450	450
Wayne County, Health Care Facilities Revenue, West View Manor Project, 1.28% (a), 9/1/21, LOC Fifth Third Bank	3,500	3,500
Whitehall City school District, GO, BAN, 2.50%, 4/15/09	4,900	4,910

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Williams County, Hospital Facilities Revenue, Community Hospitals & Wellness Centers, 1.15% (a), 1/1/41, LOC Fifth Third Bank	$5,000	$5,000
Wood County, Hospital Facilities Revenue, Refunding & Improvement, Hospital Association Project, 0.57% (a), 3/1/39, LOC JP Morgan Chase Bank	5,000	5,000
Wood County, IDR, Jerl Machine Project, 3.40% (a), 9/1/16, LOC Fifth Third Bank, AMT	680	680
Woodlawn, EDR, Goodwill Industrial Project
0.51% (a), 11/1/20, LOC U.S. Bank N.A.	5,370	5,370
0.51% (a), 11/1/20, LOC U.S. Bank N.A.	3,000	3,000
		371,933

Total Municipal Bonds (Amortized Cost $371,933)		371,933

Investment Companies (3.3%)
AIM Tax Free Money Market Fund, 0.49% (c)	2,828,269	2,828
BlackRock Ohio Municipal Money Market, 0.91% (c)	10,000,000	10,000

Total Investment Companies (Amortized Cost $12,828)		12,828

Total Investments (Amortized Cost $384,761) — 98.5%		384,761

Other assets in excess of liabilities — 1.5%		5,717

NET ASSETS — 100.0%		$390,478

(a)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/09.

(b)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)	Rate disclosed is the one day yield as of 1/31/09.

AMT	Subject to alternative minimum tax

BAN	Bond Anticipation Note

EDR	Economic Development Revenue

FHLB	Insured by Federal Home Loan Bank

FNMA	Insured by Federal National Mortgage Association

GO	General Obligation

IDR	Industrial Development Revenue

LOC	Letter of Credit

PLC	Public Liability Co.

SPA	Standby Purchase Agreement

TAN	Tax Anticipation Note

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Prime Obligations Fund	January 31, 2009
(Amounts in Thousands)	(Unaudited)

	Principal
Security Description	Amount	Value*
Certificates of Deposit (7.7%)
Bank of Nova Scotia NY, 5.20%, 2/20/09	$8,000	$8,009
Barclays Bank PLC NY, 2.08% (a), 1/11/10	23,000	23,000
Harris N.A., 0.86% (a), 5/29/09	8,000	8,000
Marshall & Ilsley Bank, 1.45% (a), 7/9/09	8,000	8,000
PNC Bank N.A., 1.40% (a), 2/23/09	9,000	9,000

Total Certificates of Deposit (Amortized Cost $56,009)		56,009

Commercial Paper (21.1%)
Chevron Funding Corp., 0.43% (b), 5/27/09	5,000	4,993
Credit Suisse First Boston USA, Inc., 1.36% (b), 7/9/09	15,000	14,911
Dexia Delaware LLC, 0.77% (b), 2/13/09	32,000	31,992
Eli Lilly & Co., 0.76% (b), 10/2/09 (c)	10,000	9,950
Greenwich Capital Holdings, Inc., 1.07% (b), 3/30/09	30,000	29,950
HSBC USA, Inc., 0.35% (b), 2/6/09	13,000	12,999
Northwestern University
0.66% (b), 2/13/09	8,000	7,998
0.86% (b), 3/12/09	4,800	4,796
State Street Corp., 0.33% (b), 2/19/09	10,000	9,998
Toyota Motor Credit Corp., 1.05% (b), 3/27/09	27,000	26,958

Total Commercial Paper (Amortized Cost $154,545)		154,545

Corporate Bonds (31.3%)
Allstate Life Global Finance Trust, 1.78% (a), 3/20/09, MTN	8,000	8,000
American Express Credit Co., Series B, 0.49% (a), 4/6/09, MTN	6,000	5,990
Bank of America N.A., 1.63% (a), 4/3/09, Callable 2/3/09 @ 100	6,000	6,000
Citigroup Funding, Inc., Series D, 0.40% (a), 5/18/09, MTN	6,400	6,355
Countrywide Home Loans, Series K, 5.63%, 7/15/09, MTN	2,600	2,618
Goldman Sachs Promissory Note, 1.65% (a), 6/23/09	40,000	40,000
Gryphon Funding Ltd., (d)(e)(f)(g)	12,520	7,011
Hartford Life Global Funding, 2.29% (a), 4/15/09, MTN	15,000	15,000
IBM International Group Capital LLC, 2.39% (a), 6/26/14 (c)	7,000	7,000
JPMorgan Chase & Co., Series C, 1.47% (a), 4/3/09, MTN	8,000	8,000
MassMutual Global Funding LLC, 1.83% (a), 3/19/09 (c)	8,000	8,000
Merrill Lynch & Co., Series C, 4.02% (a), 5/20/09, MTN	2,450	2,438
MetLife Global Funding I, 1.65% (a), 5/11/09 (c)	12,000	12,000
Morgan Stanley
Series F
1.18% (a), 1/15/10, MTN	5,400	5,239
1.37% (a), 1/15/10	4,750	4,480
4.00%, 1/15/10	2,300	2,278
National Rural Utilities Cooperative Finance Corp., 1.47% (a), 10/9/09, MTN	6,000	5,983
Pacific Life Global Funding, 2.64% (a), 3/9/09 (c)	8,000	8,000
Premium Asset Trust 4-10, 0.41% (a), 3/15/09 (c)	15,000	14,993
Royal Bank of Scotland PLC, 2.21% (a), 1/12/10 (c)	18,000	18,000
SIV Portfolio (formerly Cheyne Finance LLC), 11/5/07 (e)(f)(g)(h)	6,209	—
Toyota Motor Credit Corp., Series B, 0.63% (a), 5/11/09, MTN	4,000	4,000
UBS AG Stamford, CT, 1.93% (a), 1/13/10, MTN	15,000	15,000
Wachovia Bank N.A., Series CD, 2.47% (a), 5/26/09	7,000	6,966
Wachovia Corp., 3.63%, 2/17/09	4,200	4,192
Wachovia Mortgage FSB, 4.13%, 12/15/09	3,900	3,790
Wal-Mart Stores, Inc., 5.75% (a), 6/1/09	8,000	8,077

Total Corporate Bonds (Amortized Cost $233,864)		229,410

Municipal Bonds (5.5%)
Hudson County New Jersey, BAN, GO, 4.05%, 9/9/09	7,000	7,012
LoanStar Assets Partners LP Student Loan Revenue, Series A
5.75% (a), 2/1/40, LOC State Street B&T Co.	15,000	15,000
5.75% (a), 2/1/41, LOC State Street B&T Co.	15,000	15,000
Rhode Island Student Loan Authority Revenue, Series C-2, 3.00% (a), 7/1/48, LOC Dexia Credit Local, AMT	3,000	3,000

Total Municipal Bonds (Amortized Cost $40,012)		40,012

See notes to schedules of investments.

	Principal
Security Description	Amount	Value*
Repurchase Agreements (7.0%)
UBS Warburg LLC, 0.27%, 2/2/09 (Date of agreement 1/31/09, Proceeds at maturity $51,501, collateralized by U.S. Government Securities, 5.00%-5.50%, 2/1/28-8/1/34, market value $52,533)	$51,500	$51,500

Total Repurchase Agreements (Amortized Cost $51,500)		51,500

U.S. Government Agency Securities (26.6%)
Federal Home Loan Bank
0.73% (a), 2/2/09	15,000	15,000
2.19%, 3/17/09	10,000	10,000
2.55% (b), 3/13/09	7,000	6,981
2.65%, 7/2/09	10,000	10,000
2.72% (a), 8/5/09	7,000	7,000
Series 1
0.41% (a), 2/19/09	40,000	40,000
0.48% (a), 3/26/09	40,000	40,000
1.16% (a), 4/24/09	8,000	8,000
1.29% (a), 4/30/09	8,000	8,000
Federal National Mortgage Assoc., 0.47% (a), 9/3/09	50,000	50,000

Total U.S. Government Agency Securities (Amortized Cost $194,981)		194,981

Other (0.0%)
Irrevocable Letter of Credit with KeyCorp, an affiliate of the Adviser, expires March 31, 2009 (See Notes to Schedules of Portfolio Investments)	—	—

Total Other (Amortized Cost $—)		—

Total Investments (Amortized Cost $730,911) — 99.2%		726,457

Other assets in excess of liabilities — 0.8%		5,684

NET ASSETS — 100.0%		$732,141

*	Value represents amortized cost except for security notes with footnote (f).

(a)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/09.

(b)	Rate represents the effective yield at purchase.

(c)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)	Non-income producing security.

(e)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

Security	Acquisition Date	Acquisition Cost	Principal Amount	Value	Percent of Net Assets

Gryphon Funding Ltd.	7/17/08	$5,260	$12,520	$7,011	1.0%
SIV Portfolio (formerly Cheyne Finance LLC), 11/5/07	10/24/06	6,205	6,209	—	—

(f)

Supported by an Irrevocable Letter of Credit with KeyCorp, an affiliate of the Adviser, as discussed more fully in the Notes to Schedules of Portfolio Investments. Security is fair valued in accordance with procedures approved by the Board of Trustees and represents 1.0% of net assets as of 1/31/09.

(g)	Security is issued by a structured investment vehicle.

(h)	Security is in default.

See notes to schedules of investments.

AMT	Subject to alternative minimum tax

BAN	Bond Anticipation Note

GO	General Obligation

LLC	Limited Liability Co.

LOC	Letter of Credit

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Small Company Opportunity Fund	January 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

	Shares or
	Principal
Security Description	Amount	Value
Commercial Paper (5.2%)
General Electrical Co., 0.25% (a), 2/2/09	$16,184	$16,183

Total Commercial Paper (Amortized Cost $16,184)		16,183

Common Stocks (94.7%)
Automotive Parts (0.9%):
ATC Technology Corp. (b)	202,000	2,636

Banks (2.2%):
East West Bancorp, Inc. (c)	86,738	823
FirstMerit Corp. (c)	71,000	1,148
Independent Bank Corp. (c)	104,000	1,928
Prosperity Bancshares, Inc. (c)	72,000	1,948
Wilmington Trust Corp. (c)	69,000	945
		6,792
Brokerage Services (1.6%):
Investment Technology Group, Inc. (b)	108,500	2,352
Lazard Ltd., Class A	97,027	2,571
		4,923
Building Materials (1.2%):
ABM Industries, Inc.	146,300	2,172
Texas Industries, Inc. (c)	63,000	1,431
		3,603
Chemicals (3.0%):
A. Schulman, Inc. (c)	194,176	2,942
Olin Corp.	185,000	2,599
Rockwood Holdings, Inc. (b)(c)	213,000	1,600
Sensient Technologies Corp.	99,000	2,128
		9,269
Commercial Services (6.1%):
Choice Hotels International, Inc. (c)	119,000	3,132
Comfort Systems USA, Inc.	212,000	2,169
Diebold, Inc.	89,000	2,205
Hillenbrand, Inc.	139,000	2,570
Sanderson Farms, Inc. (c)	83,000	3,003
Steiner Leisure Ltd. (b)(c)	116,000	2,892
Universal Corp.	89,000	2,722
		18,693
Computers & Peripherals (4.9%):
CACI International, Inc., Class A (b)(c)	82,000	3,702
Electronics for Imaging, Inc. (b)	407,000	3,618
Manhattan Associates, Inc. (b)	252,000	3,866
NETGEAR, Inc. (b)	343,000	3,814
		15,000
Electrical Components & Equipment (1.2%):
Gentex Corp.	422,000	3,541

Electrical Equipment (0.9%):
Regal-Beloit Corp.	79,000	2,683

Electronics (4.7%):
Advanced Energy Industries, Inc. (b)	378,000	3,395
Analogic Corp.	89,500	2,238
Benchmark Electronics, Inc. (b)	341,000	4,003
Hubbell, Inc., Class B	84,590	2,622
Orbotech Ltd. (b)	521,000	2,167
		14,425

See notes to schedules of investments.

Security Description	Shares	Value
Financial Services (3.3%):
Apollo Investment Corp. (c)	261,200	$1,711
Knight Capital Group, Inc., Class A (b)(c)	145,000	2,614
Piper Jaffray Cos., Inc. (b)(c)	87,000	2,498
Royal Gold, Inc. (c)	51,000	2,452
Washington Federal, Inc. (c)	66,000	811
		10,086
Health Care (3.1%):
Chemed Corp. (c)	67,000	2,689
Hill-Rom Holdings, Inc. (c)	282,000	3,970
Lincare Holdings, Inc. (b)	114,000	2,742
		9,401
Insurance (7.6%):
Arthur J. Gallagher & Co. (c)	135,000	3,182
Aspen Insurance Holdings Ltd. (c)	132,000	2,917
Hanover Insurance Group, Inc.	80,000	3,234
Max Re Capital Ltd. (c)	232,000	3,946
Platinum Underwriters Holdings Ltd. (c)	71,000	1,975
Safety Insurance Group, Inc. (c)	86,000	3,012
Stewart Information Services Corp.	116,000	1,721
Zenith National Insurance Corp.	122,000	3,421
		23,408
Internet (1.3%):
EarthLink, Inc. (b)	359,000	2,703
Websense, Inc. (b)	115,000	1,288
		3,991
Machine-Diversified (4.2%):
Graco, Inc. (c)	88,000	1,872
Kadant, Inc. (b)	219,000	2,199
Kennametal, Inc.	226,000	3,625
Nordson Corp. (c)	88,000	2,658
Robbins & Myers, Inc.	139,000	2,403
		12,757
Machinery-Construction & Mining (1.3%):
Astec Industries, Inc. (b)	113,000	2,776
Layne Christensen Co. (b)	70,000	1,105
		3,881
Manufacturing-Diversified (2.4%):
A.O. Smith Corp. (c)	140,000	3,847
Lincoln Electric Holdings, Inc. (c)	57,000	2,347
Varian, Inc. (b)	44,000	1,225
		7,419
Manufacturing-Miscellaneous (1.5%):
AptarGroup, Inc.	99,500	3,067
Portec Rail Products, Inc.	218,000	1,587
		4,654
Metal Fabrication (1.4%):
Mueller Industries, Inc.	173,000	3,481
Universal Stainless & Alloy Products, Inc. (b)	56,879	825
		4,306
Oil & Gas Exploration-Production & Services (4.0%):
Cimarex Energy Co.	165,000	4,098
Mariner Energy, Inc. (b)	262,000	2,594
St. Mary Land & Exploration Co.	217,606	4,211
Whiting Petroleum Corp. (b)	51,000	1,479
		12,382

See notes to schedules of investments.

Security Description	Shares	Value
Oil Marketing & Refining (1.1%):
Holly Corp. (c)	147,000	$3,435

Oilfield Services & Equipment (2.3%):
Cal Dive International, Inc. (b)(c)	525,000	3,329
Lufkin Industries, Inc.	44,000	1,538
RPC, Inc. (c)	292,000	2,172
		7,039
Pharmaceuticals (0.6%):
West Pharmaceutical Services, Inc. (c)	58,000	1,927

Real Estate Investment Trusts (4.7%):
Annaly Capital Management, Inc.	172,000	2,604
Healthcare Realty Trust, Inc.	146,000	2,410
LaSalle Hotel Properties (c)	241,000	2,008
LTC Properties, Inc.	111,000	2,297
MFA Financial, Inc.	470,000	2,693
Washington Real Estate Investment Trust	108,000	2,571
		14,583
Restaurants (2.8%):
Bob Evans Farms, Inc.	192,000	3,372
California Pizza Kitchen, Inc. (b)	251,000	2,600
Jack in the Box, Inc. (b)	115,000	2,598
		8,570
Retail-Apparel/Shoe (1.8%):
Brown Shoe Co., Inc.	378,000	1,773
Columbia Sportswear Co.	48,000	1,379
Maidenform Brands, Inc. (b)	255,000	2,282
		5,434
Retail-Discount (0.8%):
BJ’s Wholesale Club, Inc. (b)	83,000	2,380

Retail-Specialty Stores (0.7%):
Cato Corp., Class A	169,000	2,236

Schools & Educational Services (2.1%):
Career Education Corp. (b)(c)	148,000	3,227
Universal Technical Institute, Inc. (b)(c)	191,000	3,348
		6,575
Semiconductors (5.0%):
ATMI, Inc. (b)	263,000	3,553
Emulex Corp. (b)(c)	506,000	2,889
Fairchild Semiconductor International, Inc. (b)	635,071	2,889
MKS Instruments, Inc. (b)	234,500	3,295
Standard Microsystems Corp. (b)	209,000	2,895
		15,521
Software & Computer Services (3.6%):
Jack Henry & Associates, Inc. (c)	170,000	3,026
MicroStrategy, Inc., Class A (b)(c)	105,000	4,063
SRA International, Inc., Class A (b)	251,000	4,099
		11,188
Staffing (3.8%):
Adminstaff, Inc. (c)	165,000	3,480
AMN Healthcare Services, Inc. (b)	443,000	3,013
Heidrick & Struggles International, Inc. (c)	121,000	1,839
Korn/Ferry International (b)	211,000	1,983
MPS Group, Inc. (b)	248,000	1,500
		11,815

See notes to schedules of investments.

	Shares or
	Principal
Security Description	Amount	Value
Transportation Services (3.5%):
Arkansas Best Corp. (c)	160,000	$3,742
Celadon Group, Inc. (b)(c)	309,000	2,416
Genesee & Wyoming, Inc., Class A (b)(c)	80,000	2,174
Old Dominion Freight Line, Inc. (b)(c)	98,000	2,458
		10,790
Utilities-Electric (3.3%):
ALLETE, Inc.	118,000	3,670
Black Hills Corp.	102,000	2,703
Portland General Electric Co. (c)	201,000	3,909
		10,282
Utilities-Natural Gas (1.8%):
Energen Corp.	78,000	2,278
WGL Holdings, Inc.	106,000	3,403
		5,681
Total Common Stocks (Cost $391,965)		291,306

Short-Term Securities Held as Collateral for Securities Lending (16.2%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	$49,706	49,558

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $49,706)		49,558

Total Investments (Cost $457,855) — 116.1%		357,047

Liabilities in excess of other assets — (16.1)%		(49,391)

NET ASSETS — 100.0%		$307,656

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

(c)	A portion or all of the security was held on loan.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Special Value Fund	January 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

	Shares or
	Principal
Security Description	Amount	Value
Commercial Paper (7.4%)
General Electrical Co., 0.25% (a), 2/2/09	$63,638	$63,304

Total Commercial Paper (Amortized Cost $63,304)		63,304

Common Stocks (90.0%)
Aerospace/Defense (0.8%):
Hexcel Corp. (b)(c)	852,569	7,068

Agricultural Operations (2.2%):
Archer-Daniels-Midland Co. (c)	699,173	19,143

Automotive Parts (2.8%):
BorgWarner, Inc.	735,235	12,411
Genuine Parts Co. (c)	350,800	11,232
		23,643
Banks (0.8%):
City National Corp. (c)	206,500	7,147

Beverages (1.2%):
Pepsi Bottling Group, Inc.	531,100	10,245

Brokerage Services (1.2%):
Lazard Ltd., Class A	378,900	10,041

Casinos & Gaming (0.6%):
Melco Crown Entertainment Ltd., ADR (b)	1,878,810	5,242

Chemicals (1.7%):
Celanese Corp., Series A	232,328	2,475
PPG Industries, Inc.	327,575	12,310
		14,785
Coal (1.1%):
Peabody Energy Corp.	367,556	9,189

Commercial Services (1.6%):
Cintas Corp.	617,000	14,037

Consulting Services (2.1%):
Watson Wyatt Worldwide, Inc., Class A (c)	383,709	17,842

Consumer Products (1.0%):
Fortune Brands, Inc.	260,550	8,338

Electrical Equipment (1.6%):
American Superconductor Corp. (b)	860,634	13,925

Energy-Alternative Sources (0.9%):
Covanta Holding Corp. (b)	467,009	8,075

Engineering (1.1%):
URS Corp. (b)	268,000	9,125

Financial Services (2.0%):
Affiliated Managers Group, Inc. (b)	194,700	7,825
Ameriprise Financial, Inc.	453,300	9,134
		16,959
Food Processing & Packaging (3.3%):
H.J. Heinz Co.	435,100	15,881
J.M. Smucker Co.	277,837	12,544
		28,425
Health Care (2.6%):
Humana, Inc. (b)(c)	590,123	22,383

See notes to schedules of investments.

Security Description	Shares	Value
Home Builders (1.2%):
Pulte Homes, Inc. (c)	966,842	$9,813

Insurance (3.6%):
Arch Capital Group Ltd. (b)	187,100	11,254
PartnerRe Ltd. (c)	188,400	12,346
Principal Financial Group (c)	424,600	7,044
		30,644
Iron/Steel (0.8%):
Commercial Metals Co. (c)	581,703	6,690

Machine-Diversified (1.3%):
Roper Industries, Inc. (c)	270,496	11,128

Machinery-Construction & Mining (1.0%):
Astec Industries, Inc. (b)	361,400	8,880

Manufacturing-Diversified (1.5%):
Tyco International Ltd.	613,500	12,896

Manufacturing-Miscellaneous (4.1%):
Harsco Corp.	440,200	10,442
IDEX Corp. (c)	548,627	12,405
Kaydon Corp.	216,375	5,885
Trinity Industries, Inc.	528,178	6,079
		34,811
Media (1.4%):
Discovery Communications, Inc., Class A (b)	815,280	11,822

Medical-Information Systems (0.9%):
Cerner Corp. (b)	236,600	7,978

Mining (1.8%):
Agnico-Eagle Mines Ltd. (c)	194,300	10,306
Cliffs Natural Resources, Inc.	219,900	5,095
		15,401
Oil & Gas Exploration-Production & Services (2.5%):
Plains Exploration & Production Co. (b)(c)	263,500	5,565
Range Resources Corp. (c)	333,067	11,937
Whiting Petroleum Corp. (b)(c)	133,900	3,883
		21,385
Oil Companies-Integrated (1.1%):
Hess Corp.	164,351	9,139

Oilfield Services & Equipment (2.6%):
BJ Services Co. (c)	898,812	9,887
Cameron International Corp. (b)(c)	543,000	12,576
		22,463
Pharmaceuticals (4.0%):
AmerisourceBergen Corp.	333,450	12,111
Perrigo Co. (c)	410,959	12,062
Pharmaceutical Product Development, Inc.	402,352	9,612
		33,785
Real Estate Investment Trusts (2.9%):
Essex Property Trust, Inc. (c)	169,000	11,163
HCP, Inc. (c)	588,403	13,733
		24,896
Restaurants (0.4%):
Chipotle Mexican Grill, Inc., Class B (b)	79,636	3,625

Retail-Department Stores (2.6%):
Kohl’s Corp. (b)(c)	611,800	22,459

See notes to schedules of investments.

Security Description	Shares	Value
Retail-Specialty Stores (1.2%):
Bed Bath & Beyond, Inc. (b)	452,383	$10,509

Savings & Loans (2.0%):
New York Community Bancorp, Inc. (c)	1,295,099	17,160

Semiconductors (3.7%):
Cypress Semiconductor Corp. (b)	1,362,664	6,146
Maxim Integrated Products, Inc.	734,500	9,717
Microsemi Corp. (b)	1,015,100	8,527
SunPower Corp., Class B (b)	258,670	6,834
		31,224
Software & Computer Services (5.2%):
Citrix Systems, Inc. (b)(c)	689,297	14,503
F5 Networks, Inc. (b)(c)	628,300	13,929
Synopsys, Inc. (b)	817,750	15,128
VMware, Inc., Class A (b)	45,000	932
		44,492
Staffing (1.1%):
Robert Half International, Inc. (c)	536,086	9,087

Steel (0.6%):
Allegheny Technologies, Inc. (c)	226,179	4,996

Telecommunications (0.7%):
Ciena Corp. (b)(c)	975,400	6,086

Telecommunications-Services & Equipment (2.0%):
Harris Corp. (c)	388,749	16,829

Toys (0.1%):
Hasbro, Inc.	17,100	413

Transportation Services (2.0%):
Con-way, Inc. (c)	312,978	6,895
Kirby Corp. (b)	436,200	10,460
		17,355
Utilities-Electric (5.8%):
Edison International	377,050	12,280
MDU Resources Group, Inc.	1,002,050	19,931
Wisconsin Energy Corp. (c)	388,946	17,339
		49,550
Utilities-Natural Gas (1.2%):
Southern Union Co.	781,150	10,069

Utilities-Water (1.2%):
American Water Works Co., Inc.	494,011	10,463

Wire & Cable Products (0.9%):
General Cable Corp. (b)(c)	473,122	7,788

Total Common Stocks (Cost $880,863)		769,448

Investment Companies (3.6%)
Financial Select Sector SPDR Fund	629,410	5,816
iShares Dow Jones U.S. Real Estate Index Fund (c)	246,200	7,718
iShares Russell Midcap Index Fund (c)	306,050	16,983

Total Investment Companies (Cost $36,003)		30,517

See notes to schedules of investments.

	Principal
Security Description	Amount	Value
Short-Term Securities Held as Collateral for Securities Lending (18.3%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	$156,363	$155,898

Total Short-Term Securities Held as Collateral for Securities Lending (Amortized Cost $156,363)		155,898

Total Investments (Cost $1,136,533) — 119.2%		1,019,167

Liabilities in excess of other assets — (19.2)%		(164,283)

NET ASSETS — 100.0%		$854,884

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

(c)	A portion or all of the security was held on loan.

ADR	American Depositary Receipt

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Stock Index Fund	January 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

	Shares or
	Principal
Security Description	Amount	Value
Commercial Paper (12.5%)
General Electrical Co., 0.25% (a), 2/2/09	$4,060	$4,060

Total Commercial Paper (Amortized Cost $4,059)		4,060

Common Stocks (85.9%)
Advertising (0.1%):
Interpublic Group of Cos., Inc. (b)	1,867	6
Omnicom Group, Inc.	1,218	32
		38
Aerospace/Defense (2.4%):
B.F. Goodrich Co.	482	19
Boeing Co.	2,870	121
General Dynamics Corp.	1,527	87
Honeywell International, Inc.	2,845	93
Lockheed Martin Corp.	1,266	104
Northrop Grumman Corp.	1,281	62
Raytheon Co., Class B	1,622	82
Rockwell Collins, Inc.	620	23
United Technologies Corp.	3,723	179
		770
Agricultural Operations (0.2%):
Archer-Daniels-Midland Co.	2,513	69

Airlines (0.1%):
Southwest Airlines Co.	2,898	20

Aluminum (0.1%):
Alcoa, Inc.	3,135	24

Apparel & Footwear (0.4%):
Coach, Inc. (b)	1,281	19
Jones Apparel Group, Inc.	327	1
Nike, Inc., Class B	1,486	67
Polo Ralph Lauren Corp.	197	8
VF Corp.	332	19
		114
Audio & Video Products (0.0%):
Harman International Industries, Inc.	230	4

Automotive (0.2%):
AutoNation, Inc. (b)	385	4
Ford Motor Co. (b)	9,356	18
General Motors Corp.	2,391	7
PACCAR, Inc.	1,420	37
		66
Automotive Parts (0.2%):
Eaton Corp.	756	33
Genuine Parts Co.	624	20
		53
Banks (4.2%):
Banco Santander SA, Sponsored ADR	662	5
Bank of America Corp.	25,801	170
Bank of New York Mellon Corp.	4,495	116
BB&T Corp.	2,164	43
Comerica, Inc.	589	10
Fifth Third Bancorp	2,262	5
First Horizon National Corp.	803	8
Huntington Bancshares, Inc.	1,433	4
JPMorgan Chase & Co.	14,619	373

See notes to schedules of investments.

Security Description	Shares	Value
KeyCorp (c)	1,939	$14
M&T Bank Corp.	284	11
Marshall & Ilsley Corp.	1,020	6
Northern Trust Corp.	873	50
PNC Financial Services Group, Inc.	1,719	56
Regions Financial Corp.	2,710	9
State Street Corp.	1,692	39
SunTrust Banks, Inc.	1,387	17
U.S. Bancorp	6,873	102
Wells Fargo & Co.	16,763	317
Zions Bancorporation	451	7
		1,362
Beverages (2.2%):
Brown-Forman Corp., Class B	355	16
Coca Cola Enterprises, Inc.	1,148	13
Coca-Cola Co.	7,615	325
Constellation Brands, Inc., Class A (b)	750	11
Dr Pepper Snapple Group, Inc. (b)	993	16
Molson Coors Brewing Co.	564	23
Pepsi Bottling Group, Inc.	488	9
PepsiCo, Inc.	6,084	306
		719
Biotechnology (1.7%):
Amgen, Inc. (b)	4,150	228
Biogen Idec, Inc. (b)	1,142	56
Genzyme Corp. (b)	1,060	73
Gilead Sciences, Inc. (b)	3,608	183
Life Technologies Corp. (b)	676	17
		557
Brokerage Services (0.4%):
Charles Schwab Corp.	3,544	48
Thermo Fisher Scientific, Inc. (b)	1,646	59
Waters Corp. (b)	385	14
		121
Building Materials (0.1%):
Masco Corp.	1,410	11
Vulcan Materials Co.	431	21
		32
Building-Residential & Commercial (0.0%):
Centex Corp.	487	4
D.R. Horton, Inc.	1,057	7
KB Home	287	3
		14
Casino Services (0.0%):
International Game Technology	1,155	12

Chemicals (1.5%):
Air Products & Chemicals, Inc.	821	41
CF Industries Holdings, Inc.	223	11
Dow Chemical Co.	3,618	42
E.I. du Pont de Nemours and Co.	3,534	81
Eastman Chemical Co.	284	7
Monsanto Co.	2,146	163
PPG Industries, Inc.	644	24
Praxair, Inc.	1,208	75
Rohm & Haas Co.	450	25
Sigma-Aldrich Corp.	491	18
		487

See notes to schedules of investments.

Security Description	Shares	Value
Coal (0.2%):
Consol Energy, Inc.	710	$20
Massey Energy Co.	333	5
Peabody Energy Corp.	1,044	26
		51
Commercial Services (0.3%):
Cintas Corp.	503	11
Convergys Corp. (b)	478	4
Ecolab, Inc.	619	21
Fidelity National Information Services, Inc.	744	12
Iron Mountain, Inc. (b)	727	15
Moody’s Corp.	736	16
Paychex, Inc.	1,236	30
		109
Computers & Peripherals (5.2%):
Apple Computer, Inc. (b)	3,481	314
Cisco Systems, Inc. (b)	22,933	344
Computer Sciences Corp. (b)	594	22
Dell, Inc. (b)	6,660	63
EMC Corp. (b)	7,993	88
Hewlett-Packard Co.	9,611	334
International Business Machines Corp.	5,262	482
Lexmark International Group, Inc. (b)	307	7
NetApp, Inc. (b)	1,293	19
SanDisk Corp. (b)	885	10
Sun Microsystems, Inc. (b)	2,893	12
Teradata Corp. (b)	689	9
		1,704
Consumer Products (0.6%):
Clorox Co.	544	27
Colgate-Palmolive Co.	1,977	128
Fortune Brands, Inc.	587	19
Newell Rubbermaid, Inc.	1,085	9
		183
Containers & Packaging (0.2%):
Ball Corp.	371	14
Bemis, Inc.	390	9
Owens-Illinois, Inc. (b)	658	13
Pactiv Corp. (b)	515	11
Sealed Air Corp.	618	8
		55
Cosmetics & Toiletries (2.4%):
Avon Products, Inc.	1,670	34
Estee Lauder Cos., Class A	410	11
International Flavors & Fragrances, Inc.	308	9
Kimberly-Clark Corp.	1,621	83
Procter & Gamble Co.	11,694	637
		774
Cruise Lines (0.1%):
Carnival Corp.	1,501	27

Data Processing (0.1%):
The Dun & Bradstreet Corp.	211	16
Total System Services, Inc.	771	10
		26
Distribution/Wholesale (0.3%):
Costco Wholesale Corp.	1,690	76
Fastenal Co.	495	17
		93
E-Commerce & Services (0.2%):
Amazon.com, Inc. (b)	1,201	71
Monster Worldwide, Inc. (b)	482	4
		75

See notes to schedules of investments.

Security Description	Shares	Value
Electrical Equipment (0.4%):
Emerson Electric Co.	3,006	$98
W.W. Grainger, Inc.	247	18
		116
Electronics (2.0%):
Amphenol Corp., Class A	688	18
FLIR Systems, Inc. (b)	547	14
General Electric Co.	41,144	499
Johnson Controls, Inc.	2,328	29
L-3 Communications Holdings, Inc.	467	37
Millipore Corp. (b)	217	12
Molex, Inc.	536	7
PerkinElmer, Inc.	463	6
Tyco Electronics Ltd.	1,792	25
		647
Engineering (0.1%):
Fluor Corp.	711	28
Jacobs Engineering Group, Inc. (b)	481	18
		46
Entertainment (0.5%):
The Walt Disney Co.	7,250	150

Environmental Control (0.3%):
Republic Services, Inc.	1,226	32
Stericycle, Inc. (b)	335	16
Waste Management, Inc.	1,922	60
		108
Financial & Insurance (0.0%):
MBIA, Inc. (b)	691	3

Financial Services (2.3%):
American Express Co.	4,543	76
Ameriprise Financial, Inc.	849	17
Capital One Financial Corp.	1,534	24
CIT Group, Inc.	1,403	4
Citigroup, Inc.	21,344	76
CME Group, Inc.	262	46
Discover Financial Services	1,880	13
E*TRADE Financial Corp. (b)	2,218	3
Equifax, Inc.	494	12
Federated Investors, Inc., Class B	340	7
Goldman Sachs Group, Inc.	1,714	138
H&R Block, Inc.	1,327	28
IntercontinentalExchange, Inc. (b)	283	16
Janus Capital Group, Inc.	618	3
Legg Mason, Inc.	556	9
Marsh & McLennan Cos., Inc.	2,014	39
Mastercard, Inc., Class A	252	34
Morgan Stanley	4,168	84
NYSE Euronext	1,038	23
SLM Corp. (b)	1,831	21
T. Rowe Price Group, Inc.	1,012	28
The Nasdaq OMX Group, Inc. (b)	498	11
Western Union Co.	2,803	38
		750
Food Distributors, Supermarkets & Wholesalers (0.5%):
Kroger Co.	2,556	57
Safeway, Inc.	1,679	36
SUPERVALU, Inc.	829	15
Sysco Corp.	2,347	52
		160

See notes to schedules of investments.

Security Description	Shares	Value
Food Processing & Packaging (1.5%):
Campbell Soup Co.	721	$22
ConAgra, Inc.	1,751	30
Dean Foods Co. (b)	603	12
General Mills, Inc.	1,312	78
H.J. Heinz Co.	1,232	45
Hershey Foods Corp.	618	23
J.M. Smucker Co.	464	21
Kellogg Co.	915	40
Kraft Foods, Inc., Class A	5,754	161
McCormick & Co., Inc.	509	16
Sara Lee Corp.	2,769	28
Tyson Foods, Inc., Class A	1,142	10
		486
Forest Products & Paper (0.1%):
International Paper Co.	1,675	15
MeadWestvaco Corp.	669	8
Weyerhaeuser Co.	828	23
		46
Health Care (1.1%):
Coventry Health Care, Inc. (b)	584	9
DaVita, Inc. (b)	407	19
DENTSPLY International, Inc.	583	16
Humana, Inc. (b)	661	25
McKesson Corp.	1,081	48
Medtronic, Inc.	4,380	147
WellPoint, Inc. (b)	1,994	82
		346
Heavy Machinery (0.4%):
Caterpillar, Inc.	2,363	73
Deere & Co.	1,675	58
		131
Home Builders (0.0%):
Lennar Corp., Class A	531	4
Pulte Homes, Inc.	813	8
		12
Hospitals (0.0%):
Tenet Healthcare Corp. (b)	1,592	2

Hotels & Motels (0.1%):
Marriott International, Inc., Class A	1,118	18
Starwood Hotels & Resorts Worldwide, Inc.	717	11
Wynn Resorts Ltd. (b)	213	6
		35
Household Goods-Appliances, Furnishings & Electronics (0.1%):
Leggett & Platt, Inc.	612	8
Whirlpool Corp.	288	9
		17
Insurance (2.0%):
Aetna, Inc.	1,806	56
Aflac, Inc.	1,825	42
Allstate Corp.	2,099	46
American International Group, Inc.	4,642	6
Aon Corp.	1,056	39
Assurant, Inc.	460	12
Chubb Corp.	1,393	59
CIGNA Corp.	1,078	19

See notes to schedules of investments.

Security Description	Shares	Value
Cincinnati Financial Corp.	636	$14
Genworth Financial, Inc., Class A	1,696	4
Hartford Financial Services Group, Inc.	1,180	16
Lincoln National Corp.	1,002	15
Loews Corp.	1,377	34
MetLife, Inc.	3,108	89
Principal Financial Group	1,016	17
Progressive Corp. (b)	2,646	32
Prudential Financial, Inc.	1,660	43
The Travelers Cos., Inc.	2,289	88
Torchmark Corp.	333	10
UnumProvident Corp.	1,297	18
XL Capital Ltd., Class A	1,296	4
		663
Internet Business Services (1.5%):
Akamai Technologies, Inc. (b)	663	9
eBay, Inc. (b)	4,089	49
Expedia, Inc. (b)	778	7
Google, Inc., Class A (b)	896	304
Juniper Networks, Inc. (b)	2,068	29
McAfee, Inc. (b)	598	18
Symantec Corp. (b)	3,275	50
VeriSign, Inc. (b)	760	15
		481
Internet Service Provider (0.2%):
Yahoo!, Inc. (b)	5,436	64

Investment Companies (0.1%):
American Capital Ltd.	810	2
Franklin Resources, Inc.	548	27
Invesco Ltd.	1,508	18
		47
Lodging (0.0%):
Wyndham Worldwide Corp.	694	4

Machine-Diversified (0.2%):
Cummins Engine, Inc.	789	19
Dover Corp.	729	21
Flowserve Corp.	222	12
Rockwell Automation, Inc.	554	14
The Manitowoc Co., Inc.	510	3
		69
Manufacturing-Capital Goods (0.2%):
Cooper Industries Ltd.	679	18
Illinois Tool Works, Inc.	1,476	48
		66
Manufacturing-Diversified (0.3%):
Ingersoll-Rand Co. Ltd., Class A	1,248	20
Leucadia National Corp. (b)	663	11
Parker Hannifin Corp.	631	24
Tyco International Ltd.	1,853	39
		94
Manufacturing-Miscellaneous (0.8%):
3M Co.	2,714	146
Danaher Corp.	966	54
ITT Industries, Inc.	711	32
Pall Corp.	463	12
Textron, Inc.	944	9
		253

See notes to schedules of investments.

Security Description	Shares	Value
Media (0.7%):
News Corp., Class A	10,275	$66
Scripps Networks Interactive, Class A	312	7
Time Warner, Inc.	14,051	131
Viacom, Inc., Class B (b)	2,401	35
		239
Medical Services (1.0%):
Express Scripts, Inc. (b)	970	52
Laboratory Corp. of America Holdings (b)	424	25
Medco Health Solutions, Inc. (b)	1,951	88
Quest Diagnostics, Inc.	600	30
UnitedHealth Group, Inc.	4,731	134
		329
Medical Supplies (1.6%):
Baxter International, Inc.	2,429	143
Becton Dickinson & Co.	952	69
Boston Scientific Corp. (b)	5,881	52
C.R. Bard, Inc.	388	33
Covidien Ltd.	1,973	76
Intuitive Surgical, Inc. (b)	153	16
Patterson Cos., Inc. (b)	340	6
St. Jude Medical, Inc. (b)	1,348	49
Stryker Corp.	860	36
Varian Medical Systems, Inc. (b)	487	18
Zimmer Holdings, Inc. (b)	879	32
		530
Medical-Information Systems (0.0%):
IMS Health, Inc.	713	10

Mining (0.2%):
Newmont Mining Corp.	1,777	71

Motorcycles (0.0%):
Harley-Davidson, Inc.	912	11

Newspapers (0.0%):
Gannett Co., Inc.	893	5
New York Times Co., Class A	441	2
		7
Office Equipment & Supplies (0.3%):
Avery Dennison Corp.	416	10
Pitney Bowes, Inc.	807	18
Staples, Inc.	2,794	45
Xerox Corp.	3,390	22
		95
Oil & Gas Exploration-Production & Services (2.1%):
Anadarko Petroleum Corp.	1,798	66
Apache Corp.	1,311	98
Cabot Oil & Gas Corp.	405	11
Chesapeake Energy Corp.	2,085	33
Devon Energy Corp.	1,731	107
ENSCO International, Inc.	556	15
EOG Resources, Inc.	978	66
Equitable Resources, Inc.	513	17
Murphy Oil Corp.	746	33
Nabors Industries Ltd. (b)	1,114	12
Noble Corp.	1,034	28
Noble Energy, Inc.	677	33
Pioneer Natural Resources Co.	461	7
Range Resources Corp.	608	22
Rowan Cos., Inc.	443	6
Southwestern Energy Co. (b)	1,345	43
XTO Energy, Inc.	2,259	84
		681

See notes to schedules of investments.

Security Description	Shares	Value
Oil Companies-Integrated (8.2%):
Chevron Corp.	7,958	$561
ConocoPhillips	5,839	278
Exxon Mobil Corp.	19,923	1,524
Hess Corp.	1,087	60
Marathon Oil Corp.	2,763	75
Occidental Petroleum Corp.	3,172	173
		2,671
Oil Marketing & Refining (0.2%):
Sunoco, Inc.	458	21
Tesoro Corp.	543	9
Valero Energy Corp.	2,021	49
		79
Oilfield Services & Equipment (1.3%):
Baker Hughes, Inc.	1,205	40
BJ Services Co.	1,143	13
Cameron International Corp. (b)	860	20
Halliburton Co.	3,501	60
National-Oilwell Varco, Inc. (b)	1,634	43
Schlumberger Ltd.	4,685	191
Smith International, Inc.	857	20
Weatherford International Ltd. (b)	2,668	29
		416
Paint, Varnishes & Enamels (0.1%):
Sherwin-Williams Co. (The)	375	18

Pharmaceuticals (7.8%):
Abbott Laboratories	6,077	337
Allergan, Inc.	1,205	46
AmerisourceBergen Corp.	612	22
Bristol-Myers Squibb Co.	7,754	166
Cardinal Health, Inc.	1,409	53
Celgene Corp. (b)	1,795	95
Cephalon, Inc. (b)	268	21
Eli Lilly & Co.	3,844	142
Forest Laboratories, Inc. (b)	1,180	30
Hospira, Inc. (b)	625	16
Johnson & Johnson	10,868	627
King Pharmaceuticals, Inc. (b)	965	8
Merck & Co., Inc.	8,280	236
Mylan Laboratories, Inc. (b)	1,193	13
Pfizer, Inc.	26,411	385
Schering-Plough Corp.	6,367	112
Teva Pharmaceutical Industries Ltd., Sponsored ADR	19	1
Watson Pharmaceuticals, Inc. (b)	409	11
Wyeth	5,216	224
		2,545
Photography (0.0%):
Eastman Kodak Co.	1,051	5

Pipelines (0.3%):
El Paso Corp.	2,748	22
Questar Corp.	679	23
Spectra Energy Corp.	2,393	35
Williams Cos., Inc.	2,266	32
		112
Primary Metal & Mineral Production (0.1%):
Freeport-McMoRan Copper & Gold, Inc., Class B	1,479	37
Titanium Metals Corp.	280	2
		39

See notes to schedules of investments.

Security Description	Shares	Value
Publishing (0.1%):
McGraw-Hill Cos., Inc.	1,232	$27
Meredith Corp.	136	2
R.R. Donnelley & Sons Co.	803	8
The Washington Post Co., Class B	22	9
		46
Radio & Television (0.5%):
Comcast Corp., Class A	11,297	166

Railroads (0.8%):
Burlington Northern Santa Fe Corp.	1,065	70
CSX Corp.	1,545	45
Norfolk Southern Corp.	1,450	56
Union Pacific Corp.	1,984	87
		258
Real Estate Investment Trusts (0.7%):
Apartment Investment & Management Co., Class A	396	4
AvalonBay Communities, Inc.	303	16
Boston Properties, Inc.	473	20
Developers Diversified Realty Corp.	471	2
Equity Residential Properties Trust	1,065	25
HCP, Inc.	990	23
Host Hotels & Resorts, Inc.	2,047	11
Kimco Realty Corp.	876	13
Plum Creek Timber Co., Inc.	653	20
ProLogis	1,041	10
Public Storage, Inc.	465	29
Simon Property Group, Inc.	885	38
Vornado Realty Trust	529	27
		238
Real Estate Services (0.0%):
CB Richard Ellis Group, Inc., Class A (b)	851	3

Restaurants (1.1%):
Darden Restaurants, Inc.	545	15
McDonald’s Corp.	4,365	253
Starbucks Corp. (b)	2,881	27
Yum! Brands, Inc.	1,812	52
		347
Retail (0.3%):
Target Corp.	2,948	92

Retail-Apparel/Shoe (0.1%):
Abercrombie & Fitch Co., Class A	341	6
Gap, Inc.	1,694	19
Limited Brands, Inc.	1,032	8
		33
Retail-Department Stores (0.3%):
J.C. Penney Co., Inc.	871	15
Kohl’s Corp. (b)	1,193	44
Macy’s, Inc.	1,647	15
Nordstrom, Inc.	593	7
Sears Holdings Corp. (b)	181	7
		88
Retail-Discount (1.3%):
Big Lots, Inc. (b)	322	4
Family Dollar Stores, Inc.	547	15
TJX Cos., Inc.	1,631	32
Wal-Mart Stores, Inc.	7,828	369
		420

See notes to schedules of investments.

Security Description	Shares	Value
Retail-Drug Stores (0.8%):
CVS Caremark Corp.	5,626	$151
Walgreen Co.	3,877	107
		258
Retail-Food (0.0%):
Whole Foods Market, Inc.	550	6

Retail-Specialty Stores (1.1%):
AutoZone, Inc. (b)	139	18
Bed Bath & Beyond, Inc. (b)	1,017	24
Best Buy Co., Inc.	1,282	36
GameStop Corp., Class A (b)	642	16
Lowe’s Cos., Inc.	5,739	105
Office Depot, Inc. (b)	1,077	2
RadioShack Corp.	490	6
The Home Depot, Inc.	6,641	143
Tiffany & Co.	482	10
		360
Rubber & Rubber Products (0.0%):
Goodyear Tire & Rubber Co. (b)	945	6

Savings & Loans (0.1%):
Hudson City Bancorp, Inc.	2,042	24
People’s United Financial, Inc.	1,362	22
		46
Schools & Educational Services (0.1%):
Apollo Group, Inc. (b)	388	32

Semiconductors (1.9%):
Advanced Micro Devices, Inc. (b)	2,383	5
Altera Corp.	1,165	18
Analog Devices, Inc.	1,141	23
Applied Materials, Inc.	5,262	49
Broadcom Corp., Class A (b)	1,703	27
Intel Corp.	21,785	281
JDS Uniphase Corp. (b)	861	3
KLA-Tencor Corp.	661	13
Linear Technology Corp.	869	20
LSI Logic Corp. (b)	2,527	8
MEMC Electronic Materials, Inc. (b)	879	12
Microchip Technology, Inc.	713	14
Micron Technology, Inc. (b)	2,991	11
National Semiconductor Corp.	746	8
Novellus Systems, Inc. (b)	382	5
NVIDIA Corp. (b)	2,103	17
QLogic Corp. (b)	502	6
Teradyne, Inc. (b)	663	3
Texas Instruments, Inc.	5,078	76
Xilinx, Inc.	1,073	18
		617
Software & Computer Services (3.3%):
Adobe Systems, Inc. (b)	2,080	40
Affiliated Computer Services, Inc., Class A (b)	382	17
Autodesk, Inc. (b)	886	15
Automatic Data Processing, Inc.	1,989	72
BMC Software, Inc. (b)	735	19
CA, Inc.	1,475	27
Citrix Systems, Inc. (b)	712	15
Cognizant Technology Solutions Corp., Class A (b)	1,141	21
Compuware Corp. (b)	965	6
Electronic Arts, Inc. (b)	1,257	19

See notes to schedules of investments.

Security Description	Shares	Value
Fiserv, Inc. (b)	627	$20
Intuit, Inc. (b)	1,254	28
Microsoft Corp.	29,278	501
Novell, Inc. (b)	1,353	5
Oracle Corp. (b)	14,722	248
Salesforce.com, Inc. (b)	402	11
		1,064
Staffing (0.0%):
Robert Half International, Inc.	608	10

Steel (0.3%):
AK Steel Holding Corp.	438	4
Allegheny Technologies, Inc.	377	8
Nucor Corp.	1,230	50
Precision Castparts Corp.	546	35
United States Steel Corp.	455	14
		111
Telecommunications (0.1%):
Ciena Corp. (b)	353	2
Frontier Communications Corp.	1,220	10
Qwest Communications International, Inc.	5,607	18
		30
Telecommunications-Services & Equipment (1.4%):
Agilent Technologies, Inc. (b)	1,370	25
American Tower Corp., Class A (b)	1,553	47
Corning, Inc.	6,088	62
Embarq Corp.	557	20
Harris Corp.	527	23
Jabil Circuit, Inc.	825	5
Motorola, Inc.	8,877	39
QUALCOMM, Inc.	6,484	224
Tellabs, Inc. (b)	1,559	6
		451
Television (0.2%):
CBS Corp., Class B	2,664	15
The DIRECTV Group, Inc. (b)	1,861	41
		56
Tobacco (1.5%):
Altria Group, Inc.	8,070	134
Lorillard, Inc.	658	39
Philip Morris International, Inc.	7,924	294
Reynolds American, Inc.	594	23
		490
Tools & Hardware Manufacturing (0.1%):
Black & Decker Corp.	235	7
Snap-on, Inc.	225	7
Stanley Works	309	9
		23
Toys (0.1%):
Hasbro, Inc.	476	11
Mattel, Inc.	1,404	20
		31
Transportation Services (0.9%):
C.H. Robinson Worldwide, Inc.	663	30
Expeditors International of Washington, Inc.	830	23
FedEx Corp.	1,220	62
United Parcel Service, Inc., Class B	3,898	166
		281

See notes to schedules of investments.

Security Description	Shares	Value
Trucking & Leasing (0.0%):
Ryder Systems, Inc.	217	$7

Utilities-Electric (3.7%):
AES Corp. (b)	2,641	21
Allegheny Energy, Inc.	662	22
Ameren Corp.	829	28
American Electric Power Co.	1,581	50
CenterPoint Energy, Inc.	1,348	18
CMS Energy Corp.	886	10
Consolidated Edison Co. of New York, Inc.	1,071	44
Constellation Energy Group, Inc.	687	18
Dominion Resources, Inc.	2,277	80
DTE Energy Co.	638	22
Duke Energy Corp.	4,956	75
Dynegy, Inc., Class A (b)	1,795	4
Edison International	1,277	42
Entergy Corp.	742	57
Exelon Corp.	2,577	140
FirstEnergy Corp.	1,194	60
FPL Group, Inc.	1,601	82
Integrys Energy Group, Inc.	299	12
NiSource, Inc.	1,074	10
Pepco Holdings, Inc.	847	15
PG&E Corp.	1,414	55
Pinnacle West Capital Corp.	394	13
PPL Corp.	1,468	45
Progress Energy, Inc.	1,030	40
Public Service Enterprise Group, Inc.	1,982	63
SCANA Corp.	463	16
Southern Co.	3,034	101
TECO Energy, Inc.	834	10
Wisconsin Energy Corp.	458	20
Xcel Energy, Inc.	1,759	32
		1,205
Utilities-Natural Gas (0.2%):
NICOR, Inc.	177	6
Sempra Energy	954	42
		48
Utilities-Telecommunications (2.9%):
AT&T, Inc.	23,082	568
CenturyTel, Inc.	392	11
Sprint Nextel Corp. (b)	11,189	27
Verizon Communications, Inc.	11,125	332
Windstream Corp.	1,721	15
		953
Total Common Stocks (Cost $16,666)		27,989

Investment Companies (1.4%)
SPDR Trust Series I	5,395	446

Total Investment Companies (Cost $764)		446

Total Investments (Cost $21,489) — 99.8%		32,495

Other assets in excess of liabilities — 0.2%		73

NET ASSETS — 100.0%		$32,568

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

See notes to schedules of investments.

(c)	Investment in affiliate and represents less than 0.0% of net assets as of 1/31/09.

ADR	American Depositary Receipt

	Number of
	Contracts	Value
Futures Contracts (12.6%)
S&P 500 Index, expiring March 20, 2009	20	$4,113

Total Futures Contracts (Cost $4,632)		$4,113

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Tax-Free Money Market Fund	January 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (97.6%)
Alabama (0.2%):
Jefferson County Sewer Revenue, Capital Improvement Warrants, Series A, 5.00%, 2/1/33, Prerefunded 2/1/09 @ 101, FGIC	$1,000	$1,010

Arizona (4.0%):
Cochise County Pollution Control Corp. Solid Waste Disposal Revenue, 2.35% (a), 9/1/24, AMT	14,900	14,900
Coconino County Industrial Development Authority, IDR, Scuff Steel Project, 0.62% (a), 3/1/27, LOC Wells Fargo Bank N.A., AMT	1,365	1,365
Salt River Pima-Maricopa Indian Community Revenue, 0.45% (a), 10/1/25, LOC Bank of America N.A.	2,000	2,000
		18,265
Arkansas (0.6%):
Sheridan, IDR, Centria Project, Series A, 0.82% (a), 8/1/20, LOC PNC Bank N.A., AMT	2,600	2,600

Colorado (2.7%):
Colorado Educational & Cultural Facilities Authority Revenue, Milwakee Jewish Federation, Inc., Series D3, 0.65% (a), 12/1/37, LOC JP Morgan Chase Bank	1,100	1,100
Commerce City, Northern Infrastructure General Improvement, GO, 0.53% (a), 12/1/28, LOC U.S. Bank N.A.	5,000	5,000
Educational & Cultural Facilities Authority Revenue, National Jewish Federation Program, Series D6, 0.65% (a), 9/1/38, LOC JP Morgan Chase Bank	1,800	1,800
Health Facilities Authority Revenue, Craig Hospital Project, 0.47% (a), 12/1/20, LOC Wells Fargo Bank N.A.	4,270	4,270
		12,170
Delaware (0.7%):
State Economic Development Authority Revenue, YMCA Delaware Project, 0.47% (a), 5/1/36, LOC PNC Bank N.A.	3,000	3,000

District of Columbia (1.3%):
District of Columbia, GO, Series C, 2.50% (a), 6/1/27, LOC Dexia Credit Local	5,400	5,400
State Revenue, Lowell School, Inc. Project, 0.60% (a), 10/1/23, LOC Wachovia Bank N.A.	400	400
		5,800
Florida (7.2%):
Broward County Educational Facilities Authority Revenue, Nova Southeastern, Series C, 0.47% (a), 4/1/24, LOC Bank of America N.A.	700	700
Florida Development Finance Corp. Industrial Development Revenue, 4504 30th Street West LLC Project, 0.90% (a), 9/1/27, LOC Branch Banking & Trust, AMT	3,250	3,250
Hillsborough County Industrial Development Authority Revenue, Tampa Metropolitan Area YMCA, Inc. Project, 0.47% (a), 3/1/25, LOC Bank of America N.A.	3,350	3,350
Miami-Dade County Educational Facilities Authority Revenue, Florida Memorial College Project, 0.45% (a), 10/1/27, LOC Bank of America N.A.	2,205	2,205
Miami-Dade County Industrial Development Authority Revenue, Belen Jesuit Preparatory School Project, 0.54% (a), 8/1/19, LOC SunTrust Bank	5,330	5,330
Orange County Industrial Development Authority Revenue, Lake Highland School, Inc., 0.45% (a), 8/1/32, LOC Bank of America N.A.	1,450	1,450
Palm Beach County, IDR, South Florida Blood Banks, Inc. Project, 0.54% (a), 12/1/22, LOC SunTrust Bank	4,500	4,500
Pinellas County Health Facilities Authority Revenue, Bayfront Hospital, Series A, 0.47% (a), 7/1/36, LOC SunTrust Bank	5,300	5,300
Sarasota-Manatee Airport Authority Revenue, 0.47% (a), 8/1/14, LOC SunTrust Bank	2,500	2,500
Sunshine State Government Financing Commission Revenue, 1.45% (a), 7/1/16, LOC Dexia Credit Local	3,900	3,900
		32,485

See notes to schedules of investments.

	Principal
Security Description	Amount	Value
Georgia (3.6%):
Athens-Clarke County Unified Government Development Authority Revenue, University of Georgia Athletic Association, Inc. Project, 0.47% (a), 9/1/31, LOC SunTrust Bank	$3,000	$3,000
Clayton County Hospital Authority Revenue, Anticipation Certificates, Southern Regional Medical Center, Inc. Project, Series B, 0.54% (a), 8/1/19, LOC SunTrust Bank, Atlanta	760	760
Fulton County Development Authority Revenue, Woodward Academy, Inc. Project, 0.54% (a), 8/1/32, LOC SunTrust Bank	6,500	6,500
Jasper County Development Authority Industrial Development Revenue, Permatherm, Inc. Project, 0.90% (a), 10/1/22, LOC Branch Banking & Trust, AMT	2,155	2,155
Middle Coastal Unified Development District Authority Revenue, YMCA of Coastal Georgia Project, 0.45% (a), 8/1/30, LOC Bank of America N.A.	3,700	3,700
		16,115
Idaho (0.4%):
Hailey Industrial Development Corp. Revenue, Rocky Mountain Hardware, Inc. Project, 0.72% (a), 9/1/31, LOC Wells Fargo Bank N.A., AMT	1,690	1,690

Illinois (9.1%):
Chicago Multifamily Housing Revenue, Uptown Preservation Apartments, 0.55% (a), 3/1/39, LOC LaSalle National Bank N.A., AMT	2,060	2,060
Development Finance Authority Revenue, Derby Industries, Inc. Project, 8.50% (a), 12/1/11, LOC Fifth Third Bank, AMT	750	750
Development Finance Authority, IDR, Industrial Steel Construction, Inc. Project, 1.65% (a), 7/15/23, LOC Bank One N.A., AMT (b)	2,710	2,710
Finance Authority Educational Facility Revenue, Erikson Institute Project, 0.45% (a), 11/1/37, LOC LaSalle Bank N.A.	2,500	2,500
Finance Authority Revenue, New Hope Center, Inc. Project, 1.22% (a), 9/1/43, LOC RBS Citizens N.A.	3,250	3,250
Finance Authority Revenue, YMCA Metro Chicago Project, 0.50% (a), 6/1/34, LOC Harris Trust & Savings Bank	5,000	5,000
Galesburg, Knox College Project, 0.45% (a), 3/1/31, LOC LaSalle National Bank N.A.	5,000	5,000
Glendale Heights, IDR, Hudapack Metal Project, 1.65% (a), 9/1/18, LOC Bank One Wisconsin, AMT	1,835	1,835
Hanover Park, IDR, Spectra-Tech, Inc. Project, 1.10% (a), 8/1/17, LOC Harris Trust & Savings Bank, AMT	785	785
Health Facilities Authority Revenue, Riverside Health System, Series B, 0.40% (a), 11/15/16, LOC LaSalle National Bank N.A.	3,665	3,665
Illinois Finance Authority Revenue, Sunshine through Golf Foundation Project, Series A, 0.45% (a), 11/1/24, LOC LaSalle Bank N.A.	2,100	2,100
International Port District Revenue, 1.50% (a), 1/1/23, LOC LaSalle National Bank N.A.	2,000	2,000
Lake County, IDR, Northpoint Associates LLC Project, 0.65% (a), 7/1/29, LOC Northern Trust Co., AMT	2,200	2,200
Rockford Industrial Development Revenue, Trinity Learning Center, Inc., 1.26% (a), 2/1/23, LOC Marshall & Isley Bank	3,500	3,500
West Chicago, IDR, Liquid Container Project, 0.57% (a), 3/1/15, LOC Bank of America N.A.	2,325	2,325
Yorkville, IDR, Wheaton & Co., Inc. Project, 1.65% (a), 4/1/16, LOC Bank One N.A., AMT (b)	1,400	1,400
		41,080
Indiana (10.8%):
Elkhart County, EDR, Hinsdale Farms Ltd. Project, 1.65% (a), 10/1/17, LOC Bank One N.A., AMT	1,875	1,875
Fort Wayne, EDR, PHD, Inc. Project, 1.65% (a), 5/1/15, LOC Wells Fargo Bank N.A., AMT	1,600	1,600

See notes to schedules of investments.

	Principal
Security Description	Amount	Value
Hammond Economic Development Revenue, Douglas Pointe III Associates LLC, Series A, 0.90% (a), 4/1/31, LOC Federal Home Loan Bank, AMT	$2,735	$2,735
Health & Educational Facility Financing Authority Revenue, Grandview Care, Inc. New Castle, 3.00% (a), 8/1/27, LOC Fifth Third Bank	2,200	2,200
Health Facility Financing Authority Revenue, Clark Memorial Hospital Project, 0.50% (a), 12/1/21, LOC JP Morgan Chase Bank	3,020	3,020
Health Facility Financing Authority Revenue, Crossroads Rehabilitation Center Project, 1.70% (a), 7/1/24, LOC Bank One N.A.	1,610	1,610
Madison Economic Development Revenue, Arvin Sango, Inc. Project, 1.80% (a), 8/1/17, LOC Fifth Third Bank, AMT	8,100	8,100
Noblesville, Rivers Edge Apartments Project, 1.00% (a), 7/1/22, LOC Bank One Indianapolis (b)	2,205	2,205
State Development Finance Authority Revenue, EDR, Bhar Associates, Inc. Project, 1.65% (a), 8/1/16, LOC Bank One Indiana N.A., AMT	1,135	1,135
State Development Finance Authority Revenue, Educational Facilities, Model Aeronautics, 1.00% (a), 1/1/21, LOC Bank One Indiana N.A.	2,800	2,800
State Educational Facilities Authority Revenue, University of Evansville, Series B, 2.00% (a), 12/1/29, LOC Fifth Third Bank	3,650	3,650
State Educational Facilities Authority Revenue, Wesleyan University Project, Series B, 0.45% (a), 6/1/28, LOC Bank of America N.A.	7,550	7,550
State Finance Authority, EDR, YMCA of Portage Township, Inc. Project, 3.00% (a), 8/1/31, LOC Fifth Third Bank	4,000	4,000
Tippecanoe County Industrial Revenue, Faith Properties, Inc. Project, 0.55% (a), 11/1/30, LOC Regions Bank	6,290	6,290
		48,770
Iowa (0.7%):
Higher Education Loan Authority Revenue, Private College Facility, Graceland College Project, 0.45% (a), 2/1/33, LOC Bank of America N.A.	2,940	2,940
Kentucky (1.6%):
Fulton County Industrial Building Revenue, Burke-Parsons-Bowlby Corp., 0.90% (a), 7/1/26, LOC Branch Banking & Trust, AMT	3,900	3,900
Laurel County Revenue, Bluegrass holdings LLC, Series A, 0.62% (a), 5/1/33, LOC Wells Fargo Bank N.A., AMT	2,000	2,000
Lexington-Fayette Urban County Government Educational Building Revenue, Lexington Christian Improvement, 3.00% (a), 9/1/22, LOC Fifth Third Bank	1,535	1,535
		7,435
Louisiana (0.8%):
Bossier Parish Parishwide School District, GO, 4.00%, 3/1/09, Insured by Assured Guaranty	3,450	3,456

Maine (0.6%):
Auburn Revenue Obligation Securities, Morse Brothers, Inc. Project, 0.72% (a), 6/1/21, LOC Bank of America N.A., AMT	2,890	2,890

Maryland (2.0%):
Baltimore County, Economic Development Revenue, Garrison Forest School, Inc. Project, 0.47% (a), 10/1/31, LOC SunTrust Bank	1,700	1,700
Maryland State Health & Higher Educational Facilities Authority Revenue, Glen Meadows Retirement Community, Series A, 0.55% (a), 7/1/29, LOC Wachovia Bank N.A.	3,340	3,340
State Economic Development Corp., EDR, Maryland Soccer Foundation, Inc. Project, 0.45% (a), 11/1/25, LOC Bank of America N.A.	2,435	2,435
State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System, Series D, 0.47% (a), 7/1/41, LOC SunTrust Bank	1,400	1,400
		8,875
Massachusetts (0.5%):
State Industrial Finance Agency, IDR, L.B. Foster Co., 0.82% (a), 3/1/13, LOC PNC Bank N.A., AMT	2,045	2,045

See notes to schedules of investments.

	Principal
Security Description	Amount	Value
Michigan (2.6%):
Lenawee County Economic Development Corp. Revenue, Siena Heights University Project, 1.05% (a), 11/1/24, LOC Fifth Third Bank	$6,175	$6,175
State Hospital Finance Authority Revenue, Southwestern Rehab, 3.00% (a), 6/1/35, LOC Fifth Third Bank	4,685	4,685
State Strategic Fund Limited Obligation Revenue, Non-Ferrous Cast Alloys Project, 1.65% (a), 3/1/19, LOC Bank One Michigan, AMT	800	800
		11,660
Minnesota (0.3%):
New Brighton, IDR, Donatelle Holdings Project, 0.72% (a), 5/1/12, LOC Wells Fargo Bank N.A., AMT	1,325	1,325

Missouri (2.6%):
Kansas City, IDR, Century Avenue Association, 1.75% (a), 12/1/11, LOC Bank of America N.A., AMT	4,900	4,900
St. Charles County Industrial Development Authority Revenue, Cedar Ridge Project, 0.48% (a), 5/15/31, FNMA	1,480	1,480
State Health & Educational Facilities Authority Revenue, Assemblies of God College, 0.45% (a), 5/1/26, LOC Bank of America N.A.	2,595	2,595
State Health & Educational Facilities Authority Revenue, Deaconess Long Term Care, Series B, 0.38% (a), 5/15/30, LOC JP Morgan Chase Bank	2,725	2,725
		11,700
Montana (0.7%):
State Board of Investment Ltd. Obligation, Gainey Foundation, 0.71% (a), 9/1/14, LOC Comerica Bank	3,290	3,290

Nevada (1.0%):
Winnemucca, EDR, Carry On Trailor, Inc., 0.71% (a), 11/1/26, LOC Regions Bank, AMT	4,300	4,300

New Hampshire (2.2%):
Health & Educational Facilities Authority Revenue, Kendal at Hanover, 0.45% (a), 10/1/38, LOC RBS Citizens N.A.	5,000	5,000
Manchester Housing Authority Multifamily Revenue, Wall Street Tower, Series A, 0.45% (a), 6/15/15, LOC PNC Bank N.A.	4,750	4,750
		9,750
New Jersey (0.8%):
Economic Development Authority Revenue, Visiting Nurse Association, 0.47% (a), 6/1/31, LOC Sun Bank N.A.	3,600	3,600

New York (1.1%):
New York State Dormitory Authority Revenue, State Supported Debt, City University of New York, Series D, 0.43% (a), 7/1/31, LOC TD Bank N.A.	5,000	5,000

North Carolina (3.4%):
Capital Facilities Finance Agency Revenue, Goodwill Industries of Central North Carolina, Inc., 0.47% (a), 12/1/24, LOC Bank of America N.A.	1,265	1,265
Charlotte Airport Revenue, Series B, 0.45% (a), 7/1/37, LOC Bank of America N.A.	2,600	2,600
Medical Care Commission Health Care Facilities Revenue, First Mortgage Friends Homes, 0.45% (a), 9/1/33, LOC Bank of America N.A.	4,900	4,900
Medical Care Commission Health Care Facilities Revenue, Presbyterian Home at Charlotte, Inc. Project, 0.51% (a), 8/1/24, LOC Wachovia Bank N.A.	3,690	3,690
North Carolina Housing Finance Agency Revenue, Appalachian Student Housing Corp., Series A, 0.55% (a), 7/1/31, LOC Wachovia Bank N.A.	2,765	2,765
		15,220
Ohio (5.4%):
Allen County, Hospital Facilities Revenue, Catholic Healthcare, Series D, 0.45% (a), 10/1/31, LOC Wachovia Bank N.A.	3,000	3,000
Canal Winchester Local School District, GO, BAN, Series B, 3.63%, 11/24/09	255	257

See notes to schedules of investments.

	Principal
Security Description	Amount	Value
Canal Winchester Local School District, School Facilities Construction, GO, BAN, Series A, 3.63%, 11/24/09	$2,845	$2,865
Hancock County, GO, BAN, Series 2, 3.50%, 11/5/09	3,649	3,669
Lyndhurst Economic Development Revenue, Hawken School Project, 0.47% (a), 5/1/27, LOC National City Bank	5,000	5,000
Montgomery Country Cultural Facilities Revenue, Dayton Art Institute Project, 0.52% (a), 9/1/21, LOC U.S. Bank N.A.	3,205	3,205
Muskingum County, GO, BAN, 2.38%, 9/24/09	1,225	1,228
State Solid Waste Revenue, BP Exploration & Oil Project, 0.52% (a), 8/1/34, AMT	50	50
Tallmadge, Rec Improvement, GO, BAN, 2.50%, 6/4/09	1,300	1,302
Trumbull County, GO, BAN, 2.50%, 3/25/09	3,820	3,823
		24,399
Oklahoma (0.9%):
Tulsa Airports Improvement Trust, General Revenue, Series C, 0.65% (a), 6/1/23, LOC JP Morgan Chase Bank, AMT	4,000	4,000

Oregon (0.6%):
Oregon State Health Housing Educational & Cultural Facilities Authority Revenue, Sacred Heart Medical Center, 0.30% (a), 11/1/28	1,500	1,500
Port of Portland, IDR, Ash Grove Cement Co. Project, 0.50% (a), 10/1/09, LOC Bank of America N.A.	1,350	1,350
		2,850
Pennsylvania (4.3%):
Allegheny County Industrial Development Authority Healthcare Revenue, Vincentian Collaborative, Series B, 2.10%, 6/1/38, LOC PNC Bank N.A.	5,000	5,000
Allegheny County Industrial Development Authority Revenue, Oakland Catholic High School, 0.47% (a), 6/1/38, LOC PNC Bank N.A.	2,125	2,125
Benzinger Township Hospital Authority, Elk Regional Health System, 0.47% (a), 12/1/30, LOC PNC Bank N.A.	1,400	1,400
Economic Development Financing Authority Revenue, Philadelphia Area
Series J4
0.47% (a), 11/1/30, LOC PNC Bank N.A.	4,900	4,900
Series J1
0.47% (a), 11/1/30, LOC PNC Bank N.A.	1,700	1,700
Luzerne County, IDR, YMCA Wilkes-Barre Project, 0.52% (a), 10/1/31, LOC PNC Bank N.A.	4,435	4,435
		19,560
Rhode Island (1.9%):
State Health & Educational Building Corp. Revenue, Hospital Financing, Care New England Health System
Series A
0.45% (a), 9/1/32, LOC JP Morgan Chase Bank	4,665	4,665
Series B
0.45% (a), 9/1/37, LOC JP Morgan Chase Bank	4,110	4,110
		8,775
South Carolina (2.9%):
Jobs Economic Development Authority, EDR, Community YMCA of Rock Hill Project, 0.45% (a), 11/1/24, LOC Bank of America N.A.	2,725	2,725
Jobs Economic Development Authority, IDR, Abraham Industries LLC Project, 0.82% (a), 5/1/14, LOC PNC Bank N.A., AMT	3,400	3,400
North Charleston Certificates of Participation, Public Facilities Convention Project, 0.45% (a), 9/1/19, LOC Bank of America N.A.	3,100	3,100
South Carolina Jobs Economic Development Authority Revenue, Wuref Development LLC Project, Series A, 0.53% (a), 7/1/33, LOC Wachovia Bank N.A.	4,110	4,110
		13,335
Tennessee (1.8%):
Chattanooga Health Educational & Housing Facility Board Revenue, Siskin Hospital for Physical Rehabilitation, Inc. Project, 0.40% (a), 6/1/28, LOC Bank of America N.A.	1,200	1,200

See notes to schedules of investments.

	Principal
Security Description	Amount	Value
Hamilton County Industrial Development Board, IDR, Tennessee Aquarium, 0.45% (a), 3/1/15, LOC Bank of America N.A. (b)	$3,400	$3,400
Metropolitan Government Nashville & Davidson County Health and Educational Facilities Board Revenue, Blakeford Green Hills, 3.00% (a), 7/1/16, LOC Fifth Third Bank	3,720	3,720
		8,320
Texas (1.2%):
Cypress-Fairbanks Independent School District, Schoolhouse, GO, 5.00%, 2/15/09, PSF-GTD	1,000	1,001
Northside Independent School District, GO, Series A, 2.00%, 8/1/33, Callable 2/1/09 @ 100, PSF-GTD	4,500	4,500
		5,501
Utah (0.5%):
Emery County Pollution Control Revenue, Pacificorp Project, 0.50% (a), 7/1/15, LOC BNP Paribas	2,400	2,400

Virginia (3.5%):
Alexandria Industrial Development Authority Revenue, American Association for the Study of Liver Diseases Project, 0.74% (a), 8/1/36, LOC SunTrust Bank	2,400	2,400
Madiosn County Industrial Development Authority Educational Facilities Revenue, 0.47% (a), 10/1/37, LOC SunTrust Bank N.A.	3,375	3,375
Southeastern Pubulic Service Authority, Series A, 0.60% (a), 7/1/13, Wachovia Bank N.A., AMT	8,000	8,000
Virginia Small Business Financing Authority Revenue, Industrial Development BSL Project, 0.65% (a), 7/1/24, LOC Branch Banking & Trust, AMT	2,180	2,180
		15,955
Washington (5.2%):
King County Housing Authority Revenue, Landmark Apartments Project, 0.45% (a), 7/1/42, LOC Bank of America NT & S.A.	3,200	3,200
Port Vancouver Revenue, United Grain Corp., Series 84B, 0.45% (a), 12/1/09, LOC Bank of America N.A.	4,885	4,885
State Economic Development Finance Authority Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series I, 0.48% (a), 10/1/25, LOC Fleet Bank N.A., AMT	5,000	5,000
State Housing Finance Commission Nonprofit Housing Revenue, Nikkei Concerns Project, 0.49% (a), 10/1/19, LOC U.S. Bank N.A.	3,295	3,295
Washington State Economic Develpoment Finance Authority Revenue, Woods Realty LLC Project, Series D, 0.62% (a), 1/1/33, LOC U.S. Bank N.A., AMT	7,000	7,000
		23,380
West Virginia (1.0%):
Weirton Municipal Hospital Building Commission Hospital Revenue, Weirton Medical Center, Inc., 0.47% (a), 12/1/31, LOC PNC Bank N.A.	4,715	4,715

Wisconsin (6.9%):
Fort Atkinson, IDR, Lorman Iron & Metal, 3.15% (a), 12/1/11, LOC Bank One N.A., AMT	480	480
Franklin Public School District, Tax & Revenue Anticipation Promissory Notes, 4.00%, 9/11/09	3,200	3,208
Lawrence, IDR, R. Lewis & R. Lewis LLC Project, 1.65% (a), 8/1/27, LOC Bank One N.A., AMT	1,000	1,000
Maple Dale-Indian Hill School District, GO, Tax & Revenue Anticipation Promissory Notes, 2.50%, 8/27/09	3,000	3,008
Marinette School District, GO, Tax & Revenue Anticipation Promissory Notes, 3.75%, 8/7/09	2,000	2,004
Milwaukee Redevelopment Authority Development Reveune, Helwig Carbon Products, Inc., Series A, 1.68% (a), 11/1/28, LOC Marshall & Isley Bank, AMT	1,700	1,700
Minocqua Hazelhurst Joint School District No. 1, GO, Tax & Revenue Anticipation Promissory Notes, 2.45%, 10/8/09	1,000	1,000

See notes to schedules of investments.

	Shares or
	Principal
Security Description	Amount	Value
Rolling, IDR, Kretz Lumberg, Inc. Project, 1.65% (a), 11/1/11, LOC Bank One Wisconsin, AMT	$2,200	$2,200
State Health & Educational Facilities Authority Revenue, St. Joseph’s Community Hospital of West Bend, Inc. Project, 1.55% (a), 9/1/21, LOC Marshall & Ilsley Bank	14,780	14,780
Wisconsin Rapids School District, Revenue, Tax & Revenue Anticipation Promissory Notes, 3.50%, 9/22/09	2,000	2,006
		31,386
Total Municipal Bonds (Amortized Cost $441,047)		441,047

Investment Companies (1.0%)
AIM Tax Free Money Market Fund, 0.49% (c)	4,678,889	4,679

Total Investment Companies (Amortized Cost $4,679)		4,679

Total Investments (Amortized Cost $445,726) (d) — 98.6%		445,726

Other assets in excess of liabilities — 1.4%		6,278

NET ASSETS — 100.0%		$452,004

(a)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/09.

(b)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)	Rate disclosed is the one day yield as of 1/31/09.

(d)	Represents cost for financial reporting and federal income tax purposes.

AMT	Subject to alternative minimum tax

BAN	Bond Anticipation Note

EDR	Economic Development Revenue

FGIC	Insured by Financial Guaranty Insurance Co.

FNMA	Insured by Federal National Mortgage Association

GO	General Obligation

IDR	Industrial Development Revenue

LLC	Limited Liability Co.

LOC	Letter of Credit

PSF-GTD	Public School Fund Guaranteed

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Value Fund	January 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

	Shares or
	Principal
Security Description	Amount	Value
Commercial Paper (2.7%)
General Electrical Co., 0.25% (a), 2/2/09	$2,935	$2,935

Total Commercial Paper (Amortized Cost $2,935)		2,935

Common Stocks (97.0%)

Agricultural Operations (0.8%):
Archer-Daniels-Midland Co.	34,000	931

Aluminum (0.5%):
Alcoa, Inc.	70,000	545

Automotive Parts (1.4%):
BorgWarner, Inc.	19,000	321
Eaton Corp.	27,000	1,188
		1,509
Banks (6.5%):
Bank of America Corp.	201,000	1,323
JPMorgan Chase & Co.	105,000	2,678
U.S. Bancorp	45,000	668
Wells Fargo & Co.	129,500	2,447
		7,116
Biotechnology (1.6%):
Amgen, Inc. (b)	32,000	1,755

Chemicals (1.3%):
Celanese Corp., Series A	48,000	511
Dow Chemical Co.	53,000	615
The Lubrizol Corp.	10,000	341
		1,467
Computers & Peripherals (0.6%):
Sun Microsystems, Inc. (b)	158,000	657

Consumer Products (0.7%):
Fortune Brands, Inc.	23,000	736

Cosmetics & Toiletries (1.6%):
Procter & Gamble Co.	33,000	1,798

Electronics (3.8%):
Avnet, Inc. (b)	38,000	753
General Electric Co.	229,000	2,778
Johnson Controls, Inc.	53,000	663
		4,194
Engineering (1.2%):
KBR, Inc.	93,000	1,317

Financial Services (6.5%):
American Express Co.	65,000	1,088
Ameriprise Financial, Inc.	56,000	1,128
Citigroup, Inc.	247,000	877
Goldman Sachs Group, Inc.	19,900	1,607
Legg Mason, Inc.	39,500	634
Morgan Stanley	87,000	1,760
		7,094
Food Processing & Packaging (3.5%):
H.J. Heinz Co.	56,000	2,044
Kraft Foods, Inc., Class A	63,000	1,767
		3,811

See notes to schedules of investments.

Security Description	Shares	Value
Heavy Machinery (1.0%):
AGCO Corp. (b)	7,000	$149
Deere & Co.	14,000	487
Terex Corp. (b)	36,000	426
		1,062
Home Builders (0.6%):
Lennar Corp., Class A (c)	43,000	331
Pulte Homes, Inc. (c)	29,000	294
		625
Insurance (5.8%):
ACE Ltd.	22,000	961
Aetna, Inc.	33,000	1,023
Chubb Corp.	27,500	1,171
Principal Financial Group (c)	41,000	680
Progressive Corp. (b)	102,000	1,239
The Travelers Cos., Inc.	32,000	1,236
		6,310
Investment Companies (1.1%):
Invesco Ltd.	100,000	1,179

Lodging (0.5%):
Wyndham Worldwide Corp.	91,000	558

Manufacturing-Diversified (1.2%):
Parker Hannifin Corp.	34,000	1,299

Manufacturing-Miscellaneous (0.9%):
Trinity Industries, Inc.	84,000	967

Media (2.6%):
News Corp., Class A	211,000	1,348
Time Warner, Inc.	161,000	1,502
		2,850
Medical Services (1.9%):
UnitedHealth Group, Inc.	72,000	2,040

Minerals (1.5%):
BHP Billiton Ltd., ADR (c)	44,052	1,654

Mining (2.5%):
Barrick Gold Corp.	43,000	1,612
Goldcorp, Inc.	36,550	1,081
		2,693
Office Equipment & Supplies (0.7%):
Xerox Corp.	109,000	724

Oil & Gas Exploration-Production & Services (6.3%):
Anadarko Petroleum Corp. (c)	15,000	551
Apache Corp.	21,000	1,575
Chesapeake Energy Corp.	22,000	348
Denbury Resources, Inc. (b)	56,000	685
Devon Energy Corp.	23,000	1,417
Pride International, Inc. (b)	54,000	871
Transocean Ltd. (b)	26,000	1,420
		6,867
Oil Companies-Integrated (5.7%):
BP PLC, ADR (c)	50,000	2,124
Chevron Corp.	24,000	1,692
Exxon Mobil Corp.	31,000	2,371
		6,187
Oilfield Services & Equipment (2.5%):
BJ Services Co.	61,000	671
Halliburton Co.	45,000	776
Weatherford International Ltd. (b)	114,000	1,258
		2,705

See notes to schedules of investments.

	Shares or
	Principal
Security Description	Amount	Value
Pharmaceuticals (12.8%):
Eli Lilly & Co.	77,000	$2,835
Johnson & Johnson	75,500	4,355
Merck & Co., Inc.	109,000	3,112
Pfizer, Inc. (c)	253,000	3,689
		13,991
Publishing (0.2%):
R.R. Donnelley & Sons Co.	28,000	273

Railroads (0.4%):
Union Pacific Corp.	9,700	425

Real Estate Investment Trusts (0.4%):
Host Hotels & Resorts, Inc. (c)	89,000	479

Retail-Drug Stores (2.6%):
CVS Caremark Corp.	104,000	2,796

Retail-Specialty Stores (0.9%):
Lowe’s Cos., Inc.	54,000	987

Semiconductors (0.6%):
Intersil Corp., Class A	66,000	614

Telecommunications-Services & Equipment (1.6%):
Motorola, Inc.	144,000	638
Nokia Corp., ADR	95,000	1,166
		1,804
Tobacco (0.8%):
Philip Morris International, Inc.	23,200	862

Utilities-Electric (5.7%):
Dominion Resources, Inc.	19,000	668
Dynegy, Inc., Class A (b)	190,000	401
Edison International	45,000	1,466
Exelon Corp.	33,000	1,789
Public Service Enterprise Group, Inc.	20,000	631
Reliant Resources, Inc. (b)	88,000	448
Southern Co. (c)	26,000	870
		6,273
Utilities-Telecommunications (6.2%):
AT&T, Inc.	198,100	4,877
Verizon Communications, Inc.	63,000	1,882
		6,759
Total Common Stocks (Cost $142,339)		105,913

Short-Term Securities Held as Collateral for Securities Lending (5.7%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	$6,224	6,206

Total Short-Term Securities Held as Collateral for Securities Lending (Amortized Cost $6,224)		6,206

Total Investments (Cost $151,498) — 105.4%		115,054

Liabilities in excess of other assets — (5.4)%		(5,879)

NET ASSETS — 100.0%		$109,175

(a)	Rate represents the effective yield at purchase.

See notes to schedules of investments.

(b)	Non-income producing security.
(c)	A portion or all of the security was held on loan.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios

Notes to Schedules of Portfolio Investments

January 31, 2009 (Unaudited)

1.   Federal Tax Information:

At January 31, 2009, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/depreciation is as follows (amounts in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Balanced Fund	$107,031	1,208	(19,981)	$(18,773)
Core Bond Fund	172,534	2,320	(18,142)	(15,822)
Diversified Stock Fund	4,067,036	37,372	(846,446)	(809,072)
Established Value Fund	271,329	18,879	(27,601)	(8,722)
Focused Growth Fund	35,925	1,294	(4,254)	(2,959)
Fund for Income	314,888	5,421	(7,921)	(2,500)
International Fund	42,729	164	(3,360)	(3,196)
International Select Fund	42,243	178	(3,504)	(3,326)
Investment Grade Convertible Fund	34,100	389	(7,935)	(7,546)
National Municipal Bond Fund	82,950	3,686	(1,081)	2,605
Ohio Municipal Bond Fund	107,259	7,336	(669)	6,667
Small Company Opportunity Fund	468,190	5,589	(116,732)	(111,143)
Special Value Fund	1,371,630	17,195	(369,658)	(352,463)
Stock Index Fund	24,345	11,745	(3,595)	8,150
Value Fund	156,934	1,518	(43,398)	(41,880)

2.   Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Portfolios (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.  The Trust presently offers shares of 22 series portfolios (collectively, the “Funds” and individually, a “Fund”).

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service reviewed by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less and investments of the Money Market Funds are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices.  Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated.  In the event of an increase or decrease greater then predetermined levels, the International Fund and International Select Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Effective November 1, 2008, the Funds began applying the standard established under Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities.

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2009 (amounts in thousands):

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Significant Unobservable Inputs		Total
Fund Name	Investment in Securities	Other Financial Investments*	Investment in Securities	Other Financial Investments*	Investment in Securities	Other Financial Investments*	Investment in Securities	Other Financial Investments*

Balanced Fund	$46,281	$—	$41,624	$—	$353	$—	$88,258	$—
Core Bond Fund	—	—	155,563	—	1,149	—	156,712	—
Diversified Stock Fund	2,675,777	—	571,601	—	10,584	—	3,257,962	—
Established Value Fund	203,234	—	57,855	—	1,518	—	262,607	—
Federal Money Market Fund	—	—	2,162,551	—	—	—	2,162,551	—
Financial Reserves Fund	—	—	671,080	—	2,191	—	673,271	—
Focused Growth Fund	29,886	—	3,080	—	—	—	32,966	—
Fund For Income	—	—	312,388	—	—	—	312,388	—
Government Reserves Fund	—	—	1,198,212	—	—	—	1,198,212	—
Institutional Money Market Fund	—	—	2,300,378	—	6,573	—	2,306,951	—
International Fund	5,719	—	33,814	—	—	—	39,533	—
International Select Fund	4,387	—	34,530	—	—	—	38,917	—
Investment Grade Convertible Fund	3,676	—	22,878	—	—	—	26,554	—
National Municipal Bond Fund	—	—	85,555	—	—	—	85,555	—
Ohio Municipal Bond Fund	—	—	113,926	—	—	—	113,926	—
Ohio Municipal Money Market Fund	—	—	384,761	—	—	—	384,761	—
Prime Obligations Fund	—	—	719,446	—	7,011	—	726,457	—
Small Company Opportunity Fund	291,306	—	63,836	—	1,905	—	357,047	—
Special Value Fund	799,965	—	213,209	—	5,993	—	1,019,167	—
Stock Index Fund	28,435	(519)	4,060	—	—	—	32,495	(519)
Tax-Free Money Market Fund	—	—	445,726	—	—	—	445,726	—
Value Fund	105,913	—	8,902	—	239	—	115,054	—

*Other financial instruments are derivative instruments not reflected in the Schedules of Portfolio Investments, such as futures, which are valued at the unrealized appreciation / (depreciation) on the investment.

Reconciliation of Level 3 items.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Balanced Fund	Investments In Securities
Balance as of 10/31/08	742
Realized Gain (Loss)	—
Change in unrealized (appreciation/depreciation)	(4)
Net purchases (sales)	(385)
Transfers in and/or out of Level 3	—
Balance as of 1/31/09	353

Core Bond Fund	Investments In Securities
Balance as of 10/31/08	251
Realized Gain (Loss)	—
Change in unrealized (appreciation/depreciation)	(81)
Net purchases (sales)	979
Transfers in and/or out of Level 3	—
Balance as of 1/31/09	1,149

Diversified Stock Fund	Investments In Securities
Balance as of 10/31/08	23,074
Realized Gain (Loss)	—
Change in unrealized (appreciation/depreciation)	(85)
Net purchases (sales)	(12,405)
Transfers in and/or out of Level 3	—
Balance as of 1/31/09	10,584

Established Value Fund	Investments In Securities
Balance as of 10/31/08	2,982
Realized Gain (Loss)	—
Change in unrealized (appreciation/depreciation)	(23)
Net purchases (sales)	(1,441)
Transfers in and/or out of Level 3	—
Balance as of 1/31/09	1,518

Financial Reserves Fund	Investments In Securities
Balance as of 10/31/08	2,475
Realized Gain (Loss)	—
Change in unrealized (appreciation/depreciation)	(205)
Net purchases (sales)	(79)
Transfers in and/or out of Level 3	—
Balance as of 1/31/09	2,191

Institutional Money Market Fund	Investments In Securities
Balance as of 10/31/08	7,919
Realized Gain (Loss)	703
Change in unrealized (appreciation/depreciation)	(1,109)
Net purchases (sales)	(940)
Transfers in and/or out of Level 3	—
Balance as of 1/31/09	6,573

Prime Obligations Fund	Investments In Securities
Balance as of 10/31/08	7,424
Realized Gain (Loss)	1,081
Change in unrealized (appreciation/depreciation)	(160)
Net purchases (sales)	(1,334)
Transfers in and/or out of Level 3	—
Balance as of 1/31/09	7,011

Small Company Opportunity Fund	Investments In Securities
Balance as of 10/31/08	9,320
Realized Gain (Loss)	—
Change in unrealized (appreciation/depreciation)	149
Net purchases (sales)	(7,564)
Transfers in and/or out of Level 3	—
Balance as of 1/31/09	1,905

Special Value Fund	Investments In Securities
Balance as of 10/31/08	14,748
Realized Gain (Loss)	—
Change in unrealized (appreciation/depreciation)	6
Net purchases (sales)	(8,761)
Transfers in and/or out of Level 3	—
Balance as of 1/31/09	5,993

Value Fund	Investments In Securities
Balance as of 10/31/08	897
Realized Gain (Loss)	—
Change in unrealized (appreciation/depreciation)	10
Net purchases (sales)	(668)
Transfers in and/or out of Level 3	—
Balance as of 1/31/09	239

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date.  For financial reporting purposes, however, portfolio security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund’s investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with a value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Securities subject to repurchase agreements are held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Foreign Currency Transactions:

The accounting records of the Trust are maintained in U.S. dollars.  Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

Futures Contracts:

The Balanced Fund, Core Bond Fund, Diversified Stock Fund, Fund for Income, International Fund, International Select Fund, Investment Grade Convertible Fund, National Municipal Bond Fund, Ohio Municipal Bond Fund, Small Company Opportunity Fund, Special Value Fund, Stock Index Fund and Value Fund may enter into contracts for the future delivery of securities, foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Option Contracts:

The Value Fund, Stock Index Fund, Special Value Fund, Small Company Opportunity Fund, Balanced Fund and Investment Grade Convertible Fund may write or purchase option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation).

The risk associated with purchasing an option is that each Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid.

In writing an option, each Fund contracts with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the financial statements. As of January 31, 2009, the Funds had no open written options contracts.

Credit Default Swap Agreements:

The Balanced and Core Bond Funds may engage in credit default swap transactions (“CDSs”). In a CDS, the “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or the seller in a credit default transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (as a buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a quarterly fixed rate of income throughout the term of the contract, which typically is between six months and ten years, provided that there is no default event. If a default event occurs, the Fund (as a seller) must pay the buyer the full notional value of the reference obligation.

Because they are two party contracts and because they may have terms of greater than seven days, CDS agreements may be considered illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a CDS agreement in the event of the default or bankruptcy of CDS agreement counterparty. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Fund’s ability to use CDS agreements. Developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing CDS agreements or to realize amounts to be received under such agreements.

Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by the Fund’s investment adviser, in accordance with procedures established by the Board, to avoid any potential leveraging of the Fund’s portfolio.

Swaps are marked to market daily using pricing sources reviewed by the Board and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as a realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as a part of realized gain (losses). Swap agreements involve, to varying degrees, elements of  market risk and exposure to loss in excess of the amount reflected in the Schedules of Portfolio Investments. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are an imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of a default or bankruptcy of a swap agreement counterparty.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of January 31, 2009, the Funds had outstanding “when-issued” purchase commitments covered by the segregated or “earmarked” assets as identified on the Schedules of Portfolio Investments.

Securities Lending:

The Balanced Fund, Core Bond Fund, Diversified Stock Fund, Established Value Fund, Focused Growth Fund, Small Company Opportunity Fund, Special Value Fund, Stock Index Fund and Value Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Trust limits its securities lending activity to 33 1/3% of the total assets of each Fund. KeyBank National Association (“KeyBank”), custodian to the Funds named above and an affiliate of Victory Capital Management Inc. (the “Adviser”), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the “Lending Agreement”), for which it receives a fee. KeyBank’s fee is computed monthly in arrears and is based on 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. Under guidelines established by the Board, the Funds must maintain loan collateral (with KeyBank) at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, consistent with the Trust’s securities lending guidelines may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time.

The following Funds loaned securities and received cash collateral with the following values as of January 31, 2009 (amounts in thousands):

			Average	Income
			Loan	Received by
	Value of		Outstanding	KeyBank from
	Loaned	Value of	During	Securities
	Securities	Collateral	the Year	Lending
Balanced Fund	$8,950	$9,185	$7,427	$— (a)
Core Bond Fund	29,068	29,886	15,777	3
Diversified Stock Fund	259,939	275,345	124,889	(11)
Established Value Fund	36,855	39,481	16,775	— (a)
Small Company Opportunity Fund	45,876	49,558	42,528	2
Special Value Fund	144,943	155,898	73,211	(4)
Value Fund	5,679	6,206	6,861	(1)

(a)   Rounds to less than $1,000.

The cash collateral received by the Funds in the Trust and by the investment portfolios in The Victory Institutional Funds and The Victory Variable Insurance Funds (collectively, the “Victory Funds”) on January 31, 2009 was pooled together and invested in the following (amounts in thousands):

Value of Collateral
Money Market Funds
AIM Treasury Portfolio, 0.30%	21,934
Dreyfus Government Cash Management Fund, 0.33%	60,000
Goldman Sachs Financial Square Government Fund, 0.74%	60,000
Merrill Lynch Government Fund, 0.67%	60,000
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 0.36%	46,228
Reserve Primary Fund, 0.00%	21,912
Repurchase Agreements
Bank of America, 0.40%, 2/2/09	100,000
(Date of Agreement, 1/30/09, Proceeds at maturity $100,003 collateralized by various Corporate securities, 3.14%-8.45%, 3/13/09-6/15/18, market value $101,529) Deutsche, 0.41%, 2/2/09	100,000
(Date of Agreement, 1/30/09, Proceeds at maturity $100,003 collateralized by $102,740 various Corporate securities, 1.75%-5.37%, 3/31/10-9/28/47, market value $102,448) Greenwich, 0.44%, 2/2/09	100,000
(Date of Agreement, 1/30/09, Proceeds at maturity $100,004 collateralized by $103,001 various Corporate securities, 0.00%-6.00%, 4/25/33-2/10/51, market value $102,716)
Total Value	$570,074

Concentration of Credit Risk:

The Ohio Municipal Bond Fund and Ohio Municipal Money Market Fund invest primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

The Balanced Fund, Core Bond Fund, International Fund and International Select Fund may invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position.

Market Events:

The value of asset-backed securities, including those issued by structured investment vehicles (SIVs), may be affected by, among other things, changes in: interest rates, the quality of underlying assets or the market’s assessment of those assets, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of entities that provide any credit enhancements. SIVs generally have experienced significantly decreased liquidity as well as declines in the market value of certain categories of collateral underlying the SIVs.

The Financial Reserves Fund (the “FR Fund”), Institutional Money Market Fund (the “IMM Fund”) and Prime Obligations Fund (the “PO Fund”) each own obligations of SIV Portfolio plc (“Portfolio”), formerly Cheyne Finance LLC, a SIV. On August 28, 2007, Portfolio breached a financial covenant related to the market value of its underlying collateral. Portfolio subsequently became insolvent and defaulted in its obligations to pay interest and principal due to the noteholders. The Trust’s Board, acting on the recommendation of the Adviser, and in the exercise of its business judgment, concluded that it would not be in the best interests of either the FR Fund, the IMM Fund or the PO Fund or their shareholders to dispose of the Portfolio security at that time.

On April 16, 2008, the FR Fund, the IMM Fund and the PO Fund received a partial payment on the Portfolio obligations they owned. In mid-July 2008, Portfolio was restructured and, in an auction held by the receiver, bidders acquired approximately 21% of Portfolio’s non-cash assets. The remaining non-cash assets were transferred to Gryphon Funding (“Gryphon”), a new SIV. Portfolio retained 7.5% of its original assets in cash. On August 15, 2008, Portfolio distributed the majority of this cash to shareholders, but retained approximately 1%. As a result of the reorganization, the FR Fund, the IMM Fund and the PO Fund currently hold interests in both Portfolio and Gryphon. During the quarter ended January 31, 2009, Gryphon made cash distributions from the underlying holdings.

On July 17, 2008, KeyCorp, the parent of the Adviser, amended an irrevocable letter of credit that was established for the benefit of the IMM Fund to maintain its AAAm S&P rating and upon which the IMM Fund could draw should certain triggering events occur. The amendment increased the amount of the letter of credit to $15 million. Under the letter of credit, KeyCorp has agreed to maintain the mark-to-market net asset value of the IMM Fund so that it does not fall below $0.9985 (or $0.9950 if the IMM Fund no longer is rated by Standard & Poor’s Corporation). The July 17, 2008 amendment also included the FR Fund and the PO Fund under the letter of credit for the stated principal amount of each Fund’s original Portfolio holdings and to maintain the mark to market net asset values of the FR Fund and the PO Fund so that they do not fall below $0.9950.

For purposes of carrying out the monitoring procedures, as described in the Funds’ Statement of Additional Information, the FR Fund, the IMM Fund and the PO Fund have reduced the mark-to-market values of the Portfolio and Gryphon securities to amounts below par. These reductions have had minimal impact on the deviation between the FR Fund mark-to-market net asset value and its amortized cost price per share has remained at $1.00. Through March 16, 2009, the IMM Fund and the PO Fund have drawn on the letter of credit for total amounts of $0.6 million and $0.4 million, respectively, permitting the IMM Fund and the PO Fund to each maintain its rounded per share net asset value at $1.00. For financial statement purposes, the Portfolio and Gryphon securities are recorded at fair value.

KeyCorp has requested permission from the Securities and Exchange Commission to extend the letter of credit, which expires on March 31, 2009, to November 2009. If the extension is not granted, KeyCorp has agreed, for so long as either Portfolio or Gryphon remains outstanding, to either maintain the FR Fund, the IMM Fund and the PO Fund at the levels stated above or pay the principal amounts ($5 million for the FR Fund, $15 million for the IMM Fund and $16 million for the PO Fund), less payments received, of the original Cheyne Finance LLC holdings.

Under the letter of credit, KeyCorp has agreed to either maintain the FR Fund, the IMM Fund and the PO Fund at the levels stated above or pay the principal amounts should KeyCorp’s short term ratings decline, unless the Adviser substitutes an obligation or credit support that is rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations.  As of January 31, 2009, KeyCorp remained rated in the highest short-term rating category for debt securities by two primary nationally recognized statistical rating organizations.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	March 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Policarpo II
Michael Policarpo II, President
Date	March 30, 2009

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	March 26, 2009

* Print the name and title of each signing officer under his or her signature.